AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017

1933 ACT FILE NO. 33-9093
1940 ACT FILE NO. 811-4854

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56

THE OBERWEIS FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532

(Address of Principal Executive Offices, Zip Code)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 323-6166

Patrick B. Joyce
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532

(Name and Address of Agent for Service)

Copies to:

James A. Arpaia
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PROSPECTUS

	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Emerging Growth Fund	OBEGX	OBGIX
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis China Opportunities Fund	OBCHX	OCHIX

May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

oberweisfunds.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact us at 800-245-7311 or visit our Web site at oberweisfunds.com. Also, please keep this prospectus with your other important records for future reference.

i

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OBERWEIS EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

The Oberweis Emerging Growth Fund’s investment objective is to maximize capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.49%	.49%*
Total Annual Fund Operating Expenses	1.59%	1.34%

* “Other Expenses” are estimated because the Institutional Class shares commenced operations on May 1, 2017.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$162	$502	$866	$1,889
Institutional Class	$136	$425	$734	$1,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater and meet the Oberweis Aperture investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest without limit in U.S. and non-U.S. companies. The non-U.S. companies in which the Fund invests may be securities of companies in developed or developing (or emerging) markets, including Chinese securities acquired through the Shanghai-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. OAM anticipates that approximately 40 – 60% of the Fund’s assets, on average over time, will be invested in emerging growth companies outside the United States.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. To identify these companies, OAM relies on an eight-stage stock selection filter based on key investment traits. Taken together, these eight criteria define the Oberweis Aperture.

The Oberweis Aperture allows OAM to discern those companies that it believes are experiencing superior growth and have the potential to continue doing so. OAM also believes that the Aperture helps it to buy these companies at reasonably attractive prices — valuations that do not yet fully reflect their earnings potential. OAM believes that the Aperture strategy, in short, deepens its insight and brings sharper focus to its stock selection process. In addition, OAM believes this approach can help it fine-tune the Fund’s exposure to better manage the risks associated with investing in smaller-cap stocks.

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of relatively small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Equity-linked Certificates Risk

Equity-linked certificates (also called Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket foreign securities they are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•	purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,
•	the credit quality of the certificate’s issuer and/or guarantor, and
•	liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor’s creditworthiness. They provide no indication of the potential risks of the linked securities.

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Investment Style Risk

There is no assurance that the common stocks of companies selected using the “Oberweis Aperture” investment criteria will achieve long-term growth in market value.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. No Institutional Class share performance data is provided because the Institutional Class has no operating history. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis Emerging Growth Fund — Investor Class
	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	-1.54%	10.85%	2.74%
Return After Taxes on Distributions	-1.79%	9.68%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	-0.66%	8.63%	2.18%
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)	11.59%	11.29%	5.66%

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Manager

James W. Oberweis, President, has been the portfolio manager of the Fund since 2001.

For important information about buying and selling Fund shares, tax information and financial intermediary compensation, see “Information About the Funds” on page 32.

OBERWEIS MICRO-CAP FUND

INVESTMENT OBJECTIVE

The Oberweis Micro-Cap Fund’s investment objective is to maximize capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.40%	.40%*
Total Annual Fund Operating Expenses	1.65%	1.40%

* “Other Expenses” are estimated because the Institutional Class shares commenced operations on May 1, 2017.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$168	$520	$897	$1,955
Institutional Class	$143	$443	$766	$1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization of less than or equal to $600 million or are within the range of companies represented in the Russell Micro-Cap Growth Index, whichever is greater and meet the Oberweis Aperture investment criteria described below. As of March 31, 2017, the market capitalization range of the Russell Micro-Cap Growth Index was $11.6 million to $1.7 billion. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. To identify these companies, OAM relies on an eight-stage stock selection filter based on key investment traits. Taken together, these eight criteria define the Oberweis Aperture.

The Oberweis Aperture allows OAM to discern those companies that it believes are experiencing superior growth and have the potential to continue doing so. OAM also believes that the Aperture helps it to buy these companies at reasonably attractive prices — valuations that do not yet fully reflect their earnings potential. OAM believes that the Aperture strategy, in short, deepens its insight and brings sharper focus to its stock selection process. In addition, OAM believes this approach can help it fine-tune the Fund’s exposure to better manage the risks associated with investing in smaller-cap stocks.

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Micro-Cap Risk

Small-sized company risk is intensified for the Fund. The prices of micro-cap companies are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Investment Style Risk

There is no assurance that the common stocks of companies selected using the “Oberweis Aperture” investment criteria will achieve long-term growth in market value.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. No Institutional Class share performance data is provided because the Institutional Class has no operating history. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis Micro-Cap Fund — Investor Class
	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	24.60%	16.97%	6.22%
Return After Taxes on Distributions	24.59%	16.39%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	13.94%	13.66%	4.94%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	6.86%	13.53%	5.31%

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Managers

James W. Oberweis, President, has been the portfolio manager of the Fund since 2001.

Kenneth S. Farsalas, Portfolio Manager, has been a co-portfolio manager of the Fund since 2015.

For important information about buying and selling Fund shares, tax information and financial intermediary compensation, see “Information About the Funds” on page 32.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	1.35%	1.35%*
Total Annual Fund Operating Expenses[1]	2.40%	2.15%
Expense Reimbursement	(.85%)	(.85%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.55%	1.30%

1 Effective May 1, 2017, the Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.55% and 1.30% of average daily net assets excluding any interest, taxes, brokerage commissions and extraordinary expenses for Investor Class and Institutional Class shares, respectively. The contractual arrangement continues in force until April 30, 2018. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.

* “Other Expenses” are estimated because the Institutional Class shares commenced operations on May 1, 2017.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$203	$710	$1,244	$2,706
Institutional Class	$132	$591	$1,076	$2,416

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high.

The “Oberweis Aperture” investment criteria include:

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation.

Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. No Institutional Class share performance data is provided because the Institutional Class has no operating history. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis Small-Cap Opportunities Fund — Investor Class
	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.38%	11.48%	5.34%
Return After Taxes on Distributions	6.34%	9.83%	4.26%
Return After Taxes on Distributions and Sale of Fund Shares	5.04%	9.07%	4.14%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Managers

James W. Oberweis, President, has been the portfolio manager of the Fund since 2001.

Kenneth S. Farsalas, Portfolio Manager, has been a co-portfolio manager of the Fund since 2009.

For important information about buying and selling Fund shares, tax information and financial intermediary compensation, see “Information About the Funds” on page 32.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Oberweis International Opportunities Fund’s investment objective is to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.32%
Total Annual Fund Operating Expenses[1]	1.82%
Expense Reimbursement	(.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.60%

1 The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.60% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2018. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: One Year: $163 Three Years: $551 Five Years: $965 Ten Years: $2,119.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis International Opportunities Fund
	1 YEAR	5 YEARS	LIFE OF FUND (2/1/07)
Return Before Taxes	-5.28%	16.49%	8.00%
Return After Taxes on Distributions	-5.30%	16.33%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares	-2.98%	13.36%	6.48%
MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	0.86%	8.47%	2.46%

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Manager

Ralf A. Scherschmidt, Portfolio Manager, since inception of the Fund.

For important information about buying and selling Fund shares, tax information and financial intermediary compensation, see “Information About the Funds” on page 32.

OBERWEIS CHINA OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Oberweis China Opportunities Fund’s investment objective is to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investments)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	.25%	.00%
Other Expenses	.49%	.49%*
Total Annual Fund Operating Expenses	1.99%	1.74%

* “Other Expenses” are estimated because the Institutional Class shares commenced operations on May 1, 2017.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	$202	$624	$1,073	$2,317
Institutional Class	$177	$548	$944	$2,052

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People’s Republic of China, Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People’s Republic of China, Hong Kong or Taiwan; or 2) equity securities of companies that have at least 50% of their assets in The People’s Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People’s Republic of China, Hong Kong or Taiwan (collectively, referred to as “China”) but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund’s 80% investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion).

The “Oberweis Aperture” investment criteria include:

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Risks Associated with Chinese Companies

The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Government Relationships Risk

While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Equity-linked Certificates Risk

Equity-linked certificates (also called Participatory Notes) are generally subject to the same risks as the foreign equity securities or the basket foreign securities thy are linked to. Upon the maturity of the certificate, the holder generally receives a return of principal based on the capital appreciation of the linked security. If the linked security declines in value, the certificate may return a lower amount at maturity. The trading price of an equity-linked certificate also depends on the value of the linked security. Equity-linked certificates involve further risks associated with:

•	purchases and sales of certificates, including the possibility that exchange rate fluctuations may negatively affect the value of a certificate,
•	the credit quality of the certificate’s issuer and/or guarantor, and
•	liquidity risks and restrictions on transferability.

Ratings of issuers or guarantors of equity-linked certificates refer only to the issuer or guarantor’s creditworthiness. They provide no indication of the potential risks of the linked securities.

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Geographic Concentration Risk

Investments in a single region, even though representing more than one country within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting China investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. No Institutional Class share performance data is provided because the Institutional Class has no operating history. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis China Opportunities Fund — Investor Class
	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	-9.22%	11.16%	4.85%
Return After Taxes on Distributions	-9.39%	9.62%	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	-5.08%	9.02%	3.99%
MSCI China Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	-10.66%	5.64%	5.40%
MSCI Zhong Hua Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	-12.78%	3.98%	N/A*

* The MSCI Zhong Hua Small Cap Growth Index began on 5/31/2007.

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Managers

James W. Oberweis, President, has managed the Fund since its inception.

Barry Wang, Portfolio Manager, has been a co-portfolio manager of the Fund since 2016.

For important information about buying and selling Fund shares, tax information and financial intermediary compensation, see “Information About the Funds” on page 32.

INFORMATION ABOUT THE FUNDS

Buying and Selling Fund Shares

Buying Investor Class Shares

The minimum initial investment is $1,000 ($500 for tax-advantaged retirement plans). You may reduce this $1,000 minimum initial investment by signing up for the Low Minimum Investment Plan. (See page 57 for details.)

Buying Institutional Class Shares

The minimum initial investment is $1,000,000. There is no minimum for subsequent purchases. You may meet the minimum initial investment amount by aggregating multiple accounts with common ownership within a Fund, including individual and joint accounts, as well as accounts where you have beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. In addition, if you invest in a Fund through a financial intermediary, the minimum initial investment requirement may be met if your financial intermediary aggregates investments of multiple clients to meet the minimum. There is no minimum initial investment requirement for omnibus retirement plans or wrap fee program assets held in an omnibus account with aggregate assets of $10 million or more. The Funds reserve the right to waive or modify these minimum initial investment requirements at any time.

Selling Shares

You may redeem shares of the Funds by mail, telephone, online at oberweisfunds.com or through your own securities broker/dealer or its designated agent or bank or other institution on any day the New York Stock Exchange is open.

Tax Information

Each Fund’s distributions are taxable as ordinary income or capital gains, unless your investment is in an IRA, 401(k) or other tax-advantaged investment plan (which may be taxable upon withdrawal).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

Investment Objectives of the Funds

Each of the Emerging Growth, Micro-Cap and Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation. Each of the International Opportunities and China Opportunities Fund’s investment objective is to maximize long-term capital appreciation. The Funds are not designed for investors seeking income over capital appreciation. Income realized on the Funds’ investments is incidental to their objectives.

The Emerging Growth Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater and meet the Oberweis Aperture investment criteria described below.

The Micro-Cap Fund invests, under normal circumstances, at least 80% of its net assets in the securities of very small companies which, at the time of purchase, have a market capitalization of less than or equal to $600 million or are within the range of companies represented in the Russell Micro-Cap Growth Index, whichever is greater.

The Small-Cap Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment.

The International Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies based outside the United States (as defined on page 20).

The China Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in China securities (as defined on page 25).

Each Fund may change its 80% investment policy (as stated above) subject to approval by the Board of Trustees and at least 60 days’ prior notice to Fund shareholders.

Principal Investment Strategy of the Domestic Funds

Each of the Micro-Cap and Small-Cap Opportunities Funds (each, a “Domestic Fund” and collectively, the “Domestic Funds”) invest principally in the common stocks of companies that OAM believes have the potential for long-term growth in market value.

The Micro-Cap Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which OAM calls the “Oberweis Aperture.”

OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. The eight factors are:

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

The Small-Cap Opportunities Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described above. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

Although securities of a particular company may be eligible for purchase by more than one Fund, OAM may determine at any particular time to purchase a security for one Fund but not another.

Principal Risks of Investing in the Domestic Funds

The biggest risk is that the Funds’ returns may vary, and you could lose money by investing in the Funds. Because the Funds may invest substantially all of their assets in common stocks, the main risk is that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds primarily invest in equity securities with the objective of maximum capital appreciation. If you are considering investing in any of the Funds, remember that they are designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-size companies with high growth potential, can be volatile. The value of the Funds’ shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Funds. Because of this volatility, we recommend that you invest in the Funds as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. Each Fund discourages short-term trading in its shares. Dividends are expected to be minimal and there can be no assurance that a Fund’s objective will be met.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-sized Company Risk

The Small-Cap Opportunities Fund is subject to small company risk, and this risk is intensified for the Micro-Cap Fund. Although each Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Investment Style Risk

For the Micro-Cap Fund, there is no assurance that the common stocks of companies selected using the “Oberweis Aperture” investment criteria will achieve long-term growth in market value.

Principal Investment Strategy of the Emerging Growth Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of relatively small companies, which, at the time of investment, have a market capitalization of less than or equal to $1.5 billion or are within the range of companies represented in the MSCI ACWI Small-Cap Index, whichever is greater and meet the Oberweis Aperture investment criteria described below. The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest without limit in U.S. and non-U.S. companies. The non-U.S. companies in which the Fund invests may be securities of companies in developed or developing (or emerging) markets, including Chinese securities acquired through the Shanghai-Hong Kong Stock Connect. OAM anticipates that approximately 40 – 60% of the Fund’s assets, on average over time, will be invested in emerging growth companies outside the United States.

The Fund seeks to invest in up-and-coming companies which OAM believes have the potential for increasing profitability and accelerating growth. To identify these companies, OAM relies on an eight-stage stock selection filter based on key investment traits. Taken together, these eight criteria define the Oberweis Aperture.

The Oberweis Aperture allows OAM to discern those companies that it believes are experiencing superior growth and have the potential to continue doing so. OAM also believes that the Aperture helps it to buy these companies at reasonably attractive prices — valuations that do not yet fully reflect their earnings potential. OAM believes that the Aperture strategy, in short, deepens its insight and brings sharper focus to its stock selection process. In addition, OAM believes this approach can help it fine-tune the Fund’s exposure to better manage the risks associated with investing in smaller-cap stocks.

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change — often from a new product, a new management team or a regulatory change — as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

Principal Risks of Investing in the Emerging Growth Fund

The biggest risk is that the Emerging Growth Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Emerging Growth Fund primarily invests in equity securities with the objective of maximum capital appreciation. If you are considering investing in the Fund, remember that it is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-size companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. The Fund discourages short-term trading in its shares. Dividends are expected to be minimal and there can be no assurance that the Fund’s objective will be met.

An investment in the Emerging Growth Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-sized Company Risk

Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Investment Style Risk

There is no assurance that the common stocks of companies selected using the “Oberweis Aperture” investment criteria will achieve long-term growth in market value.

Principal Investment Strategy of the International Funds

Each of the International Opportunities and China Opportunities Fund (each, an “International Fund” and collectively, the “International Funds”) invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The International Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies based outside the United States.

The China Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in China securities.

Each International Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and for the Emerging Growth and China Opportunities Funds, many of the companies also meet certain of the Oberweis Aperture investment criteria described above. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Funds’ portfolios, and as a result, the Funds’ portfolio turnover rates may be high. There are no restrictions on the capitalization of companies whose securities the Funds may buy; however, the Funds generally invest in the stocks of smaller companies. OAM generally considers companies with a market capitalization of less than $5 billion as small size companies.

Although securities of a particular company may be eligible for purchase by more than one Fund, OAM may determine at any particular time to purchase a security for one Fund but not another.

Principal Risks of Investing in the International Funds

The biggest risk is that the Funds’ returns may vary, and you could lose money by investing in the Funds. Because the Funds may invest substantially all of their assets in common stocks, the main risk is that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds primarily invest in equity securities with the objective of maximum capital appreciation. If you are considering investing in any of the Funds, remember that they are designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-size companies with high growth potential, can be volatile. The value of the Funds’ shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Funds. Because of this volatility, we recommend that you invest in the Funds as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. Each Fund discourages short-term trading in its shares. Dividends are expected to be minimal and there can be no assurance that a Fund’s objective will be met.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-sized Company Risk

Although each Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

The Funds are subject to small-sized company risk, because although there are no restrictions on the capitalization of companies whose securities the Funds may buy, the Funds generally invest in small-sized companies.

Risks Associated with Non-U.S. Companies

Investments by the Funds in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than

U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration in China (China Opportunities Fund and Investments by International Opportunities Fund in China)

The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which a Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

RMB Currency Risk

The Funds may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Funds may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Funds may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Government Relationships Risk

While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If a Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Other Investment Policies and Risks

Although each of the Funds may invest substantially all of its assets in common stocks, each Fund may also invest in convertible securities, preferred stocks, securities of foreign issuers (most of which, for the Oberweis Micro-Cap and the Oberweis Small-Cap Opportunities Funds, are traded on United States stock exchanges or listed on NASDAQ) and restricted securities. In addition, each Fund may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. Each Fund’s reserves may be held in cash or invested in high quality money market instruments. The Funds may also lend their portfolio securities, write (sell) call options against investment positions and purchase put and call options.

Foreign Securities

Investments in foreign securities may involve greater risks than investments in domestic securities. Foreign securities tend to be more volatile than domestic securities due to a number of factors, including fluctuations in currency exchange rates; political, social or economic instability; and less stringent accounting, disclosure and financial reporting requirements in some countries. The International Funds primarily invest in foreign securities and the Emerging Growth Fund invests in foreign securities, and the associated risks of such investment are discussed in the Summary of the Emerging Growth and International Funds. While investment in foreign companies is not a current focus of the Domestic Funds, each Domestic Fund may invest to a limited extent in foreign equity and debt securities.

Restricted Securities and Illiquid Securities

Each of the Domestic Funds and the Emerging Growth Fund may invest up to 5% of its total assets in securities that are not readily marketable. These include repurchase agreements with maturities of seven days or more, and securities of unseasoned issuers that have been in continuous operation for less than three years. Each Domestic Fund and the Emerging Growth Fund also may invest up to 5% of its total assets in securities where resale is legally or contractually restricted (all of which are collectively referred to as “restricted securities”); provided, however, that the Fund’s investments in illiquid securities do not exceed 15% of its net assets. Each of the International Funds may invest up to 15% of its net assets in securities that are not readily marketable, including restricted securities and equity-linked certificates. The sale of restricted securities often takes more time than more liquid securities and may result in higher selling expenses. Also, a Fund may have to dispose of restricted securities at less desirable prices or at prices lower than the Fund valued the securities. A Fund may resell restricted securities to other institutions. If there is a dealer or institutional trading market in such securities, restricted securities and equity-linked certificates may be treated as exempt from each Fund’s limitation on illiquid securities.

Temporary Defensive Investments

To respond to adverse market, political or other conditions, a Fund’s cash or other similar investments may increase from time to time. When OAM temporarily increases a Fund’s cash position, the Fund may not achieve its investment objective. Securities that the Funds may invest in as a means of receiving a return on idle cash include U.S. government obligations, certificates of deposit, commercial paper (rated prime 3 or better by Moody’s Investor Services, Inc. (“Moody’s”) or the equivalent), corporate debt securities (rated A or better by Moody’s or Standard & Poor’s Corporation) and repurchase agreements.

When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

Repurchase Agreements

As a means of earning income on idle cash, each Fund may enter into repurchase agreements. This technique involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. A Fund cannot enter into repurchase agreements in excess of 25% of its total assets and each of the Domestic Funds and the Emerging Growth Fund cannot invest more than 5% of its total assets in repurchase agreements with maturities of seven days or more. Each of the International Funds cannot invest in repurchase agreements with maturities of seven days or more if, taken together with all other illiquid securities in the Fund’s portfolio, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Lending of Fund Securities

To generate additional income, each Fund may lend its portfolio securities to qualified brokers/dealers or institutional investors. Such loans may not exceed 30% of the Fund’s total assets measured at the time of the most recent loan. For each loan, the borrower must maintain collateral at the Fund’s custodian with a value at least equal to 100% of the current market value of the security loaned.

Options

Each Fund may buy put and call options on stocks and stock indices. An option on a security is a contract that gives the buyer of the option the right to buy or sell a specific security at a stated price during the option’s term. An option on a securities index is a contract that gives the buyer of the option the right to receive cash from the seller in an amount equal to the difference between the index’s closing price and the option’s exercise price. Options are considered “derivative” securities and are generally used to hedge a portfolio against certain market risks, but they may also be used to increase returns. Using options may decrease returns and increase volatility.

A Fund may invest up to 5% of its assets in the purchase of put and call options. Each Fund may also write (sell) covered call options on its Fund securities. The total market value of the underlying securities of covered call options is limited to 50% of the Fund’s net assets.

Although securities of a particular company may be eligible for purchase by more than one Fund, OAM may determine that at any particular time it is appropriate to purchase a security for one Fund but not another. In addition, OAM may make transactions in a particular security at different times and different prices for each Fund.

FUND HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s investments is available in the Statement of Additional Information and on the Funds’ Web site at oberweisfunds.com.

MANAGEMENT OF THE FUNDS

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”), 3333 Warrenville Road, Suite 500, Lisle, Illinois, 60532, an investment adviser registered with the SEC, is the investment adviser to each of the Funds and is responsible for the day-to-day management of their investment portfolios and other business affairs of The Oberweis Funds and each of its Funds. OAM also offers investment advice to institutions and individual investors regarding a broad range of investment products. Certain OAM officers and employees serve as officers of the Funds.

OAM furnishes continuous advice and recommendations concerning the Funds’ investments. OAM also provides The Oberweis Funds with non-investment advisory management and administrative services necessary for the conduct of the Funds’ business. OAM furnishes the Funds with certain administrative, compliance and accounting services and provides information and certain administrative services for shareholders of the Funds. For the Domestic Funds and the Emerging Growth Fund, OAM provides these services under a management agreement, which is separate from the investment advisory agreement. For the International Funds, OAM provides these services under combined investment advisory and management agreements. OAM also provides office space and facilities for the management of the Funds and pays the salaries and fees of the Funds’ officers.

In rendering investment advisory services to the Emerging Growth and International Opportunities Funds, OAM will use the resources of its wholly-owned subsidiaries, Oberweis Asset Management UK Limited (“OAM UK”) located in the United Kingdom, and Oberweis Asset Management (Asia) Limited (“OAM (Asia) Limited”) located in Hong Kong. In rendering investment advisory services to the China Opportunities Fund, OAM will use the resources of OAM (Asia) Limited. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of “Participating Affiliates.” Each of OAM UK and OAM (Asia) Limited and their associated persons who provide services to U.S. clients are subject to the supervision of OAM and other conditions of the no-action letter.

Fund Managers

James W. Oberweis is the portfolio manager of each of the Domestic Funds and the Emerging Growth Fund and co-portfolio manager of the China Opportunities Fund.

James W. Oberweis joined The Oberweis Funds in 1996 and has been managing investments since that time. James W. Oberweis, a holder of the Chartered Financial Analyst designation, is the President of The Oberweis Funds, the President, Chairman and a controlling shareholder of OAM, President and a director and controlling shareholder of Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor and shareholder service agent, and Chairman of OAM (Asia) Limited. James W. Oberweis has an MBA from the University of Chicago and a BS from the University of Illinois.

Kenneth S. Farsalas serves as co-portfolio manager of the Oberweis Micro-Cap Fund and the Oberweis Small-Cap Opportunities Fund. Kenneth S. Farsalas joined The Oberweis Funds in 2004 and has been managing investments since that time. Prior to joining the Funds, Kenneth S. Farsalas, a holder of the Chartered Financial Analyst designation, was the Director of Research at Dearborn Partners LLC from 2000 to 2004. From 1997 to 1999, Kenneth S. Farsalas was an analyst and portfolio manager at Sterling Johnston Capital Management LP. From 1993 to 1997, Kenneth S. Farsalas was an investment consultant at SEI Capital Resources. Kenneth S. Farsalas has an MBA from the University of Chicago and a BS from Northwestern University.

Ralf A. Scherschmidt is the portfolio manager of the International Opportunities Fund. Ralf A. Scherschmidt joined The Oberweis Funds in 2006 in conjunction with the International Opportunities Fund. Prior to joining the Funds, Ralf A. Scherschmidt worked as an analyst with Jetstream Capital, LLC from 2005 to 2006 and Aragon Global Management, LLC from 2004 to 2005. From 1999 to 2002, Ralf A. Scherschmidt was an analyst and then an executive with NM Rothschild & Sons Limited. Ralf A. Scherschmidt has an M.B.A. from Harvard University and a bachelor’s degree from Georgetown University.

Barry Wang is the co-portfolio manager of the China Opportunities Fund. Barry Wang joined OAM (Asia) Ltd. in June 2011 as an Analyst for the China investment team and was promoted to Portfolio Manager in May 2016. Previously, Barry worked at Wensli Group in Hangzhou, China as an equity research analyst with responsibility for the Chinese healthcare sector. Barry completed his Master's program in International Finance from Columbia University in May 2011. He also earned a Master’s degree in International Relations from Peking University and a Bachelor's degree in history from Beijing Normal

University. Barry is fluent in Mandarin, Shanghainese and English and is a holder of the Chartered Financial Analyst (CFA) designation.

The Statement of Additional Information provides additional information about James W. Oberweis, Kenneth S. Farsalas, Ralf A. Scherschmidt and Barry Wang, including their compensation, other accounts they manage, and their ownership of securities in the Fund(s) they manage.

Management Expenses

As compensation for its investment advisory services, the Domestic Funds and the Emerging Growth Fund pay OAM pursuant to the Investment Advisory Agreement an annual fee which is computed and accrued daily and paid monthly. OAM receives annual fees of .60% of the average daily net assets of the Micro-Cap Fund, .45% of the average daily net assets of the Emerging Growth Fund on the first $50 million and .40% on amounts over $50 million and .40% of the average daily net assets of the Small-Cap Opportunities Fund.

As compensation for managing the business affairs and providing certain administrative services, the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds pay OAM pursuant to the Management Agreement. Each of the Micro-Cap, Emerging Growth and Small-Cap Opportunities Fund pays OAM a monthly management fee at the annual rate of .40% of the average daily net assets of the Fund, subject to reduction because of each Fund’s annual expense limitation.

As compensation for its investment advisory services, for managing the business affairs and providing certain administrative services, each of the International Funds pay OAM pursuant to Investment Advisory and Management Agreements an annual fee which is computed and accrued daily and paid monthly. OAM receives 1.25% of the average daily net assets of each of the International Funds, subject to reduction because of the Fund’s annual expense limitation.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement for the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreement for the International Opportunities and China Opportunities Funds is available in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2016.

Each Fund also incurs expenses for services not provided and expenses not assumed by OAM, such as transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending prospectuses, shareholder reports and other information to existing shareholders, and independent Trustees’ fees and expenses. The Annual Fund Operating Expenses table lists the actual advisory and management fees and total operating expenses for each Fund for the most recent fiscal year.

Distribution of Shares

The Funds have appointed OSI to act as the principal distributor of the Funds’ shares and as a shareholder service agent. The Investor Class shares of the Funds pay certain expenses in connection with the distribution of Investor Class shares of each Fund under a Rule 12b-1 Plan and a Distribution and Shareholder Service Agreement between the

Funds and OSI (collectively called the “Plan and Agreement”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Institutional Class shares of the Funds do not pay Rule 12b-1 fees.

Under the Plan and Agreement, each Fund pays to OSI a monthly fee at an annual rate of .25% of the Fund’s average daily net assets attributable to its Investor Class shares for distribution and shareholder servicing and will also reimburse certain out-of-pocket expenses of OSI for certain shareholder services provided to the Fund. Because the fee is continually paid out of the Funds’ assets attributable to Investor Class shares, over time it will increase the cost of your investment and could potentially cost you more than paying other types of sales charges.

Pursuant to the Plan and Agreement, OSI may appoint various broker/dealer firms to assist in providing distribution services for the Investor Class shares of the Funds and may appoint broker/dealers and other firms (including depository institutions such as commercial banks and savings banks) to provide administrative services for their clients as Investor Class shareholders of the Funds under related service agreements.

OTHER INFORMATION

In the future, any of the Funds may cease sales to new investors and/or existing shareholders to control asset levels. If sales of a Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to reinvest any dividends or capital gain distributions in additional shares of the Fund, absent highly unusual circumstances.

SHAREHOLDER INFORMATION

How to Purchase Shares

In General — Investor Class Shares

Except as described below, the minimum initial investment for each Fund is $1,000 ($500 minimum initial investment per Fund for tax-advantaged retirement plans). You may reduce this $1,000 minimum initial investment by signing up for the Low Minimum Investment Plan. (See “Shareholder Services.”) Additional purchases for all existing accounts must be in amounts of at least $100, except for reinvestment of dividends and capital gains distributions.

In General — Institutional Class Shares

Except as described below, the minimum initial investment is $1,000,000. There is no minimum for subsequent purchases. You may meet the minimum initial investment amount by aggregating multiple accounts with common ownership within a Fund, including individual and joint accounts, as well as accounts where you have beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. In addition, if you invest in a Fund through a financial intermediary, the minimum initial investment requirement may be met if your financial intermediary aggregates investments of multiple clients to meet the minimum. There is no minimum initial investment requirement for omnibus retirement plans or wrap fee program assets with aggregate assets of $10 million or more. The minimum initial investment requirement is waived for employees of OAM and OSI and Trustees of the Funds, as well as family members of such employees and Trustees.

In General - All Share Classes

The Funds reserve the right to change at any time the initial or subsequent investment minimums, to waive the initial or subsequent investment minimums, to withdraw the offering or to reject any purchase in whole or part.

You may purchase shares of the Funds directly through OSI or through a securities broker/dealer or its designated agent, through a bank or other institution having a sales agreement with OSI, or by contacting the Funds’ Transfer Agent, UMB Fund Services, Inc. (“UMBFS”). Some broker/dealers, banks or other institutions may independently impose different minimum investment amounts for purchases by their customers and/or charge for their services in purchasing shares of the Funds.

Your purchase may be made by check, wire, via Automated Clearing House (ACH) through the Funds’ Web site, or, if it is a subsequent purchase, through the Automatic Investment Plan. All purchases must be in U.S. dollars. Third-party checks, except those not exceeding $10,000 and payable to an existing shareholder who is an individual (as opposed to, e.g., a corporation or partnership), credit cards and cash will not be accepted.

You may, subject to the approval of the Funds, purchase shares of a Fund in securities that are eligible for purchase by the Fund and that have values that are readily ascertainable in accordance with the Funds’ valuation policies.

Purchase by Mail

To make an initial purchase by mail, you must complete and sign the Account Application and mail it along with a check made payable to The Oberweis Funds to the following address:

By First Class Mail
The Oberweis Funds
c/o UMB Fund Services, Inc.
P.O. Box 711
Milwaukee, WI 53201-0711

By Overnight Delivery Service or Registered Mail
The Oberweis Funds
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

You may make additional investments to an existing account by sending a check to the address above along with either the stub from your Fund account confirmation or a note indicating the amount of the purchase, name of the Fund and Class, your account number, and the name(s) in which your account is registered.

Purchase by Wire

If you plan to purchase your initial shares by wire, UMBFS must have received a completed Account Application and issued an account number to you to credit for the wire. Federal funds are to be wired according to the following instructions:

UMB Bank, N.A.
ABA # 101000695
For credit to The Oberweis Funds
AC # 9871062287
For further credit to:
Shareholder Account Number
Name(s) of the Shareholder(s)
SSN or TIN
Name of the Fund and Class to be purchased

You may make additional investments to your account by wire by just contacting your financial institution with the wire instructions. You will need to notify UMBFS at 800-245-7311 before or shortly after your wire has been sent.

Your financial institution may charge you a fee for sending the wire. Neither the Funds nor UMB Bank, N.A. (“UMB Bank”) will be responsible for the consequences of delays, including delays in the bank or Federal Reserve wire systems.

Online Purchases — Investor Class Shares Only

You may establish a new account and make your initial purchase by visiting the Funds’ Web site (oberweisfunds.com) and filling out and electronically submitting the online new account application. Accounts established online are automatically eligible for subsequent online transaction privileges. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

Online Purchases — All Share Classes

Accounts not established online can also purchase subsequent shares in an existing account through the Funds’ Web site. To establish online privileges you must enroll through the Web site. You automatically have the ability to establish online privileges unless you decline them on your paper application. For important information on this feature, see “Transactions through the Funds’ Web Site” on page 54.

How to Redeem Shares

In General

You may redeem shares of the Funds by mail, by telephone, through the Funds’ Web site or through your own securities broker/dealer or its designated agent, or bank or other institution that is recorded for such account, if any (see “How to Purchase Shares”). Because of fluctuations in the value of each Fund, the NAV of shares redeemed may be more or less than your cost. Some broker/dealers, banks or other institutions may charge you a fee for redeeming shares of the Funds.

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of shares of a Fund within 90 days of purchase will be subject to a 1.00% redemption fee (2.00% for the International Funds) of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

There are limited instances where the Funds will waive a redemption fee. The Funds may waive the redemption fee for the following redemptions:

•	Redemptions due to death or disability of a shareholder, forfeiture of assets, qualified domestic relations orders or loans and hardship withdrawals;
•	Redemptions of shares held through certain intermediaries and omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts;
•	Redemptions of shares in connection with required distributions and certain other transactions in individual retirement accounts or retirement plans;
•	Redemptions effected pursuant to asset allocation and rebalancing programs, wrap fee programs, and other investment programs offered by financial institutions;
•	Redemption of shares purchased by the reinvestment of dividends and capital gains distributions;
•	Redemption of shares purchased pursuant to systematic withdrawal plans; or
•	Involuntary redemptions due to low account balances.

The Funds also do not impose a redemption fee when it is contrary to the law to do so.

Certain intermediaries, including certain broker/dealers, employer-sponsored retirement plans, defined contribution clearing and settlement accounts, and broker-sponsored programs, have established omnibus accounts with the Funds. If your shares are held through an intermediary in an omnibus account, the Funds rely on the intermediary to assess the redemption fee on underlying shareholder accounts. There are no assurances that the Funds will be successful in identifying all intermediaries or that the intermediaries will properly assess the redemption fee.

Certain intermediaries may not apply the waivers listed above to the redemption fee policy, and all redemptions by persons trading through such intermediaries may be subject to the redemption fee. Certain intermediaries may waive transactions not listed above from the redemption fee. Persons redeeming shares through an intermediary should check with their intermediary to determine which transactions are subject to the redemption fee. In addition, due to operational requirements, the intermediaries’ methods for tracking and calculating the redemption fee may differ in some respects from the Funds’ methods.

Redemption proceeds are normally sent on the business day following the day the redemption request is received with all required documents in proper form but may be delayed up to seven days. However, if you sell shares you recently purchased with a check, please note that if UMBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 days. This procedure is intended to protect the Funds and their shareholders from loss. You may request to have your redemption check sent by overnight courier to the address of record. If this is desired, a $15 fee will be deducted from the proceeds of the transaction.

Although it is each Fund’s policy to make payment of redemption proceeds in cash, if the Fund’s trustees determine it to be appropriate, and subject to certain limitations, a Fund may redeem shares by a distribution in kind to you of securities held by the Fund. Redemptions in kind are subject to federal income tax in the same manner as when redemption proceeds are paid in cash.

Account Minimums

Each Fund reserves the right to redeem the shares in your account if its total value falls below $1,000 (below $500 for tax-advantaged retirement plans) for Investor Class shares or below $1,000,000 for Institutional Class shares as a result of a redemption. Each Fund will allow you 60 days to make additional investments before the redemption is processed.

Redemption by Mail

You may redeem shares by mailing a signed request for redemption that includes the account name and number and the number of shares or dollar amount to be redeemed and the name of the Fund and Class. Your request must be sent to The Oberweis Funds, c/o UMB Fund Services, Inc., P.O. Box 711, Milwaukee, WI 53201-0711. For overnight delivery service or registered mail send to The Oberweis Funds c/o UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, WI 53212. Some redemption requests may require Medallion signature guarantees (see “Medallion Signature Guarantees and Other Documentation”). Your redemption request must be accompanied by share certificates, if any have been issued. In the case of joint ownership, all owners must sign the redemption request and all owners must sign any endorsement of share certificates (as applicable). Additional documents may be required for redemption of shares held by estates, trusts, guardianships, corporations, partnerships and other shareholders who are not individuals. The Funds recommend that all mailed share certificates (Investor Class shares only) be sent by registered or certified mail, return receipt requested.

Redemption by Telephone

You automatically are granted telephone transaction privileges unless you decline them on your Account Application. With telephone transaction privileges, you may redeem your Fund shares by telephoning UMBFS at 800-245-7311. Pursuant to the telephone transaction program, you must authorize UMBFS to rely upon telephone instructions from anyone to redeem the specified number of shares or dollar amount and to transfer the proceeds according to your pre-designated instructions. UMBFS uses procedures reasonably designed to confirm that instructions communicated by telephone are genuine. UMBFS requires certain identifying information prior to acting upon instructions, records all telephone instructions and then sends confirmation of the transaction. As long as these procedures are reasonably followed, neither the Funds nor UMBFS would be liable for any losses from instructions communicated by telephone even if they are unauthorized or fraudulent.

Redemption proceeds will be mailed to the shareholder of record in the form of a check. The proceeds may also be transferred to the shareholder’s designated bank using electronic funds transferred via the Automated Clearing House (“ACH”), or, at the shareholder’s request, via wire transfer. Funds transferred via ACH will normally be transmitted on the business day following the telephone redemption request but may be delayed up to seven days following the telephone redemption request. There is no charge for transfers via ACH.

Funds transferred via wire transfer will normally be transmitted on the next business day following the request. There is a $15 fee for each wire redemption. Your bank may also charge additional fees for receiving a wire transfer. Checks issued by mail in response to a telephone redemption request can be issued only up to $50,000 to the registered owner(s) (who must be individuals) at the address of record which must have been on file for 30 days.

Online Redemptions (Investor Class Shares Only)

You may redeem shares through the Funds’ Web site at oberweisfunds.com. To establish online transaction privileges, you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-245-7311. For important information on this feature, see “Fund Transactions Through the Funds’ Web Site.”

Medallion Signature Guarantees and Other Documentation

If redemption proceeds are $50,000 or less and are to be paid to an individual shareholder of record at the address of record, a Medallion signature guarantee is not required (unless there has been an address change within 30 days). All other redemption requests and changes in account application instructions must be guaranteed by a bank, securities broker/dealer, municipal securities broker/dealer, government securities broker/dealer, credit union, member firm of a national securities exchange, registered securities association or clearing agency, and/or savings association. A Medallion signature guarantee cannot be provided by a notary public. Please note that you must obtain a Medallion signature guarantee from a participant in the Securities Transfer Association Medallion Program. Approved programs currently include STAMP, SEMP and MSP. If you live outside the United States, a foreign bank properly authorized in your country of residence or a U.S. consulate may be able to authenticate your signature.

When a Medallion signature guarantee is required, the signature of each shareholder of record must be guaranteed. A redemption request from corporate, trust, and partnership accounts, and executors, administrators and guardians must be signed by an appropriately authorized person and include additional documents to verify the authority of the person seeking redemption, such as a certified by-law provision or resolution of the board of directors or trustees of the shareholder and/or a copy of the governing legal instrument. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds at 800-245-7311 before making the redemption request to determine what documents are needed. In addition, any other person requiring information on redemption procedures may call the Funds at 800-245-7311.

Short-Term and Excessive Trading

The Funds are intended for long-term investment purposes only and are not intended to provide investors with a means of speculation on short-term market movements or market timing. The Funds will take reasonable steps to seek to prevent short-term and excessive trading. Short-term and excessive trading into and out of a Fund may present risks to other shareholders, disrupt portfolio investment strategies, increase expenses including trading and administrative costs, and negatively impact investment returns for all shareholders and result in dilution in the value of Fund shares held by shareholders, including long-term shareholders who do not generate these costs. These risks may be more pronounced for the Funds since they invest in securities that may be more difficult to value or are susceptible to pricing arbitrage (e.g., micro-cap, small-cap, thinly traded and foreign securities). In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading. As discussed in “How to Redeem Shares,” the Funds impose a 1.00% redemption fee (2.00% for the International Funds) on shares redeemed or exchanged within 90 days of purchase. In addition, the Funds reserve the right to reject any purchase request (including exchanges) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be disruptive to a Fund. For example, a Fund may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the Funds’ excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund. The Funds also reserve the right to honor certain redemptions, with securities, rather than cash.

The trading history of accounts under common ownership or control within any of the Funds may be considered in enforcing this policy. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund. However, the Funds cannot always identify or reasonably detect short-term and excessive trading or market timing that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders of the Funds. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary. There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading or market timing in all circumstances.

Anti-Money Laundering Program

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. The Funds may also be required to reject a purchase payment, block a shareholder’s account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Funds. The Funds may also ask to see a shareholder’s driver’s license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Funds reserve the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Funds or involuntarily redeem a shareholder’s shares and close an account in the event that a shareholder’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Funds and their agents will not be responsible for any loss resulting from the shareholder’s delay in providing all required identifying information or from closing an account and redeeming a shareholder’s shares when a shareholder’s identity cannot be verified.

Transactions through the Funds’ Web Site

Investor Class Shares Only

You may establish a new account and purchase, sell or exchange shares in an existing account of the Funds through the Funds’ Web site at oberweisfunds.com. You automatically have the ability to complete transactions on the Web site unless you decline them on your Application or call 800-245-7311.

In order to conduct online transactions, you must have telephone transaction privileges. To purchase shares online, you must also have ACH instructions on your account because payment for purchases of shares online may be made only through an ACH debit of your bank account. The Funds impose a limit of $50,000 on purchase, redemption, and exchange transactions through the Web site.

As discussed below, if there is a delay, malfunction or other inconvenience associated with the Internet or the Web site is unavailable for transactions, you should consider purchasing or redeeming using another method. Provided reasonable security procedures are used, neither the Funds, OAM, OSI or UMBFS will be responsible for any loss, liability or cost expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.

All Share Classes

You may check your Fund account balance(s) and historical transactions in an existing account through The Oberweis Funds Web site at oberweisfunds.com. You automatically have the ability to view account balances and transactions by enrolling on the Web site.

You will be required to enter into a user’s agreement through the Web site in order to enroll for these privileges.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, OAM, OSI and the Funds’ Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.

There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the Web site is unavailable for transactions or other purposes. Neither the Funds, OAM, OSI or UMBFS will be liable for any such delays, malfunctions, unauthorized interception or access to information.

Pricing of Fund Shares

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by a Fund (or the Fund’s agent or authorized designee). NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares then outstanding. A separate NAV is calculated for each share class of a Fund, as applicable.

Each Fund’s investments are valued based on market value or, where quotations are not readily available or are deemed unreliable, on fair value as determined in good faith by the Board of Trustees. Since the Funds invest in equity securities of micro-, small- and mid-cap companies, these circumstances may arise, for instance, when trading in a security is suspended or the trading volume in a security is limited, calling into question the reliability of market quotations. The value of fair valued securities may be different from the last reported sale price (or the last reported bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

The International Funds and the Emerging Growth Fund may use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event that has occurred between the close of the exchange or market on which the security is principally traded and the close of the New York Stock Exchange (“NYSE”). The Funds’ valuation policies set forth certain triggers which instruct when to use the valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation policies and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security is likely to be different from the last quoted price.

Foreign currency exchange rates are determined at the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Fund’s NAV on that day. If events that materially affect the value of a Fund’s foreign investments occur during such period, the investments will be valued at their fair value as described above.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds’ investments may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

If your order in proper form is received (see “How to Purchase Shares” and “How to Redeem Shares”) by the Transfer Agent or OSI by the close of trading on the NYSE on a given day (currently 3:00 p.m., Central Time), or by a securities broker/dealer or its designated agent, a bank or other institution having a sales agreement with OSI by the close of trading on the NYSE, Fund shares will be purchased or sold at the next computed NAV. The NAV of the shares of each Fund is computed once daily, as of the later of the close of regular trading on the NYSE or the Chicago Board Options Exchange (“CBOE”), on each day the NYSE is open for trading. For purposes of computing the NAV, all securities in a Fund other than options are priced as of the close of trading on the NYSE. The options in the Funds are priced as of the close of trading on the CBOE.

Shareholder Services

General Information

In addition to the purchase and redemption services described above, the Funds offer their shareholders the special accounts and services described below. You may obtain applications and information about any shareholder services by calling 800-245-7311.

When you make an initial investment in a Fund, a shareholder account is opened for you in accordance with the Fund’s Account Application instructions. After each transaction for your account, you will be sent a confirmation. This includes all deposits, purchases, reinvestments, redemptions, withdrawal payments, and other transactions in your account.

You will be the record owner of all shares in your account with full shareholder rights; the Funds no longer issue certificates for their shares and the Funds do not issue certificates for Institutional Class shares. Current shareholders who have share certificates must submit these certificates for all exchange, redemption, or transfer requests. All regular transaction rules apply; share certificates will not be reissued in the event of transfers or exchanges. Certain functions performed by the Funds in connection with the operation of the accounts described above will be performed by the Funds’ Transfer Agent, UMBFS.

Exchange Privilege

All or part of Fund shares owned by you may be exchanged for shares of the same Class of any other Oberweis Fund offering shares in this prospectus at that time. Shares will be exchanged for each other based upon their relative net asset values. Exchange requests are subject to a $1,000 or $1 million minimum for Investor Class and Institutional Class shares, respectively. Exchanges within 90 days of purchase from a Fund are subject to the applicable redemption fee (see “How to Redeem Shares”).

All or part of Fund shares owned by you may be exchanged for shares of the Oberweis International Opportunities Institutional Fund, which are offered by a separate prospectus, provided that your exchange meets the minimum investment requirements for that Fund — generally, $1 million. Shares will be exchanged for each other based on their relative net asset values. Exchanges within 90 days of purchase from a Fund are subject to the applicable redemption fee (see “How to Redeem Shares”).

To take advantage of the Exchange Privilege by mail, you must send us a written request that includes your name, your account number, the name of the Fund and Class you currently own, the name of the Fund and Class you wish to exchange into and the dollar amount or number of shares you wish to exchange. Please remember that you cannot place any conditions on your request.

If you have any share certificates, you must include them with your request. A Medallion signature guarantee is not required, except in some cases where shares are also redeemed for cash at the same time. For certificate delivery instructions and when you need a Medallion signature guarantee, please see “Redemption by Mail” under “How to Redeem Shares.”

You may also call us at 800-245-7311 unless you have previously notified the Funds in writing not to effect telephone exchanges. Exchanges made over the phone may be made by any person, not just the shareholder of record. Please remember that during unusual market conditions, we may have difficulty in accepting telephone requests, in which case you should mail your request to our address. Please see “Purchase by Mail” for our address.

You may exchange shares through the Funds’ Web site at oberweisfunds.com. To establish online transaction privileges, you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-245-7311. For important information on this feature, see “Fund Transactions Through the Funds’ Web site.” In addition, you may also be able to make exchanges through certain securities broker/dealers that may charge you a fee for effecting an exchange.

An exchange of shares of a Fund for shares of another Oberweis Fund is considered a sale for federal income tax purposes. You may realize a gain or loss depending upon whether the value of the shares being exchanged is more or less than their adjusted cost basis.

Exchanging shares is available only in states where shares of a particular Fund being acquired may legally be sold. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days’ prior written notice of any termination or material change will be provided.

Low Minimum Initial Investment Plan/Automatic Investment Plan (Investor Class Shares Only)

By completing the Automatic Investment Plan section of the Account Application, you may make subsequent investments by authorizing the Funds and UMB Bank N.A., the Fund’s Custodian Bank, to debit your bank account to buy additional shares of the Funds. The minimum initial investment in each Fund is $1,000. However, the Low Minimum Initial Investment Plan allows you to open an account with an initial investment of $100 and subsequent monthly investments of $100 or more for at least a one-year period.

You can make Automatic Investments either monthly or quarterly, on or about the 5th or the 20th of the month, in pre-designated amounts of $100 or more. Funds will be transferred from your designated bank, using electronic funds transferred via ACH. If these dates fall on a weekend or holiday, investments will be made on the next business day. Initial investments may not be made by the Automatic Investment Plan. The Plan is subject to the approval of the shareholder’s bank. You can stop investing through the Automatic Investment Plan by calling or by sending written notice to the Funds’ Transfer Agent. The notice must be received at least 5 business days prior to the date of your next scheduled automatic purchase. The Automatic Investment Plan is set up as a convenience to the shareholder. If the transaction is returned from your bank as “insufficient funds”, UMBFS will attempt a second draw from the shareholders’ bank. If, at any time, the funds are still insufficient, the Automatic Investment Plan will then be terminated and a $20 NSF fee will be assessed for each attempt made. The proceeds will be drawn from the shareholder’s account at the Fund. Your Automatic Investment Plan will be terminated in the event UMBFS makes two successive mailings that are returned by the U.S. Post Office as undeliverable. If this occurs, you must call or write UMBFS to reinstate your Automatic Investment Plan. Any changes to your banking information upon the Automatic Investment Plan’s reinstatement will require a signature guarantee as discussed above under “Medallion Signature Guarantees and Other Documentation.”

If you cancel the Low Minimum Initial Investment Plan before a one-year period, the Fund reserves the right to redeem your account if the balance is below the minimum investment level, currently $1,000. The Funds reserve the right to terminate or modify the Automatic Investment Plan at any time. See the Account Application for additional details.

Systematic Withdrawal Plan (Investor Class Shares Only)

If you own Fund shares with a current NAV of at least $10,000, you may establish a Systematic Withdrawal Plan. By using this plan, you may have withdrawn from your account a fixed sum that will be paid to you or a pre-designated third party at regular intervals. If your Systematic Withdrawal Plan date falls on a weekend or holiday, the proceeds will be withdrawn from your account on the next business day.

A Systematic Withdrawal Plan cannot be established for you if you own Fund shares for which certificates are outstanding. All share certificates must be surrendered before beginning systematic withdrawals. See the Account Application for additional details.

Tax-Advantaged Retirement Plan Accounts (Investor Class Shares Only)

A Fund’s shares may be purchased as investments in Individual Retirement Accounts (“IRAs”) such as Traditional IRAs, Roth IRAs, Rollover IRAs and Simplified Employee Pension Plans (known as SEP-IRAs), Coverdell Education Savings Accounts, and other tax-advantaged retirement plans, such as 401(k) Plans, and 403(b)(7) Plans. Investing in a Fund’s shares must be done according to the conditions of the IRA and/or other retirement plan agreements. You should contact your Plan custodians to determine the eligibility of the Funds’ shares as IRA or retirement plan investments.

You may use the Funds’ Custodian Bank to establish certain types of retirement plan accounts, including IRAs and SEP-IRAs in order to purchase shares of a Fund with your retirement funds. Further details, including fees and charges imposed by the Custodian

Bank, are set forth in the Custodian’s information material (account agreement, application, and disclosure statement) which is available from the Funds.

Privacy Notice

This notice describes the privacy practices followed by the Funds.

Shareholder privacy is a top priority. The Funds’ policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to it. The Funds do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by the shareholders.

In the course of providing products and services to you, the Funds collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on the Funds’ Web site. Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information.

In the normal course of serving shareholders, information the Funds collect may be shared with companies that perform various services such as custodians, transfer agents, and broker-dealers. The Funds may share information in connection with servicing accounts or to inform shareholders of products and services that it believes may be of interest to shareholders. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purposes.

Access to customers’ nonpublic personal information is restricted to employees who need to access that information. The Funds use industry standard physical, electronic, and procedural safeguards to protect shareholder information. A shareholder’s right to privacy extends to all forms of contact with the Funds, including telephone, written correspondence, and electronic media, such as the Internet.

For questions concerning this policy, please write or call the Funds.

DISTRIBUTIONS AND TAXES

Taxation of the Funds

Each of the Funds has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains that they distribute to you.

Taxation of Shareholders

To avoid taxation, the Internal Revenue Code of 1986, as amended (the “Code”), requires that a Fund distribute its net investment income and any net capital gains realized on its investments annually. A Fund’s income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund’s income from certain qualifying dividends, that are designated as such by the Fund, will be paid to shareholders as “qualified dividend income,” provided certain holding period and other requirements are satisfied by the Fund and shareholder. Net realized long-term capital gains are paid to shareholders as capital gains distributions. The dividends and capital gain distributions are normally declared and paid in December.

Except for those shareholders exempt from federal income taxation or investing through a tax-advantaged account, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Funds. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions (generally relating to assets held by a Fund for more than 12 months) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, long-term capital gain distributions made to individual shareholders are currently taxed at rates up to 20%. Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 39.6% for individuals. Dividends representing “qualified dividend income” received by individual and other noncorporate shareholders are currently taxed at federal income tax rates up to 20%. Dividends from foreign corporations are not treated as “qualified dividend income” if the foreign corporation is not incorporated in a possession of the United States or is not eligible for the benefits of a comprehensive income tax treaty with the United States (unless the foreign corporation stock is readily tradable on an established securities market in the United States) or if the foreign corporation is a passive foreign investment company. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the Funds, unless you elect to receive them in cash. A cash election remains in effect until you notify the Transfer Agent by calling or writing to discontinue such election.

If you redeem or exchange shares of a Fund (other than shares held in a tax-advantaged account), it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. You may be limited in your ability to use capital losses.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Distribution to Retirement Plans

Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell education savings accounts (formerly called Education IRAs).

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund’s daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a mutual fund are not value-enhancing and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund shortly before a distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” Of course, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-advantaged account, dividends paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvested the dividends.

Backup Withholding

When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide your TIN or the proper tax certifications, a Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in overpayment of taxes for such year.

Foreign Taxes

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to tax withholding or other foreign taxes. If applicable, the Funds may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them, their pro rata portion of such taxes, and may claim a credit or deduction for such taxes, subject in each case to certain limitations contained in the Code. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds. It is anticipated that only the International Funds will be eligible to make the election available under Code section 853.

You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the Investor Class shares of each Fund for the past five fiscal years. The financial performance for Institutional Class shares is not shown because the Institutional Class shares of the applicable Funds have no operating history. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from financial statements audited by BBD, LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request and incorporated by reference in to the Statement of Additional Information.

Emerging Growth Fund — Investor Class

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value at beginning of year	$24.78	$25.72	$30.84	$19.68	$18.21
Income (loss) from investment operations:
Net investment loss[a]	(.24)	(.27)	(.39)	(.33)	(.28)
Net realized and unrealized gain (loss) on investments	(.14)	2.86	(2.32)	11.48	1.75
Total from investment operations	(.38)	2.59	(2.71)	11.15	1.47
Redemption fees[a]	—	.02	.02	.01	—
Less distributions:
Distribution from net realized gains on investments	(.27)	(3.55)	(2.43)	—	—
Net asset value at end of year	$24.13	$24.78	$25.72	$30.84	$19.68
Total return (%)	(1.54)	10.02	(8.75)	56.71	8.07
Ratio/supplemental data:
Net assets at end of year (in thousands)	$44,604	$56,848	$47,976	$70,493	$58,444
Ratio of gross expenses to average net assets (%)	1.59	1.51	1.49	1.53	1.57
Ratio of net expenses to average net assets (%)[b]	1.59	1.51	1.49	1.53	1.57
Ratio of net investment loss to average net assets (%)[b]	(.99)	(.95)	(1.32)	(1.35)	(1.43)
Portfolio turnover rate (%)	126	200	95	70	54

Notes:

a  The net investment loss per share data and redemption fee per share data was determined using average shares outstanding during the year.

b  The ratios in this row reflect the impact, if any, of expense offset arrangements.

Micro-Cap Fund — Investor Class

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value at beginning of year	$17.68	$17.12	$20.05	$12.16	$11.20
Income (loss) from investment operations:
Net investment loss[a]	(.15)	(.24)	(.27)	(.20)	(.16)
Net realized and unrealized gain (loss) on investments	4.49	1.34	(1.32)	8.08	1.12
Total from investment operations	4.34	1.10	(1.59)	7.88	.96
Redemption fees[a]	.01	—	.04	.01	—
Less distributions:
Distribution from net realized gains on investments	(0.1)	(.54)	(1.38)	—	—
Net asset value at end of year	$22.02	$17.68	$17.12	$20.05	$12.16
Total return (%)	24.60	6.38	(7.71)	64.88	8.57
Ratio/supplemental data:
Net assets at end of year (in thousands)	$67,133	$50,679	$29,251	$35,925	$19,545
Ratio of gross expenses to average net assets (%)	1.65	1.72	1.71	1.87	2.00
Ratio of net expenses to average net assets (%)[b]	1.64	1.72	1.71	1.86	2.00
Ratio of net investment loss to average net assets (%)[b]	(.80)	(1.35)	(1.38)	(1.28)	(1.31)
Portfolio turnover rate (%)	102	133	141	71	48

Notes:

a  The net investment loss per share data and redemption fee per share data was determined using average shares outstanding during the year.

b  The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from OAM.

Small-Cap Opportunities Fund — Investor Class

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value at beginning of year	$13.48	$14.32	$17.04	$12.08	$11.16
Income (loss) from investment operations:
Net investment loss[a]	(.22)	(.27)	(.26)	(.17)	(.20)
Net realized and unrealized gain (loss) on investments	1.22	1.02	(.64)	6.06	1.12
Total from investment operations	1.00	.75	(.90)	5.89	.92
Redemption fees[a]	—	.02	—	—	—
Less distributions:
Distribution from net realized gains on investments	(.59)	(1.61)	(1.82)	(.93)	—
Net asset value at end of year	$13.89	$13.48	$14.32	$17.04	$12.08
Total return (%)	7.38	5.10	(5.31)	48.87	8.24
Ratio/supplemental data:
Net assets at end of year (in thousands)	$9,385	$10,797	$8,279	$9,392	$7,298
Ratio of gross expenses to average net assets (%)	2.40	2.00	2.18	2.39	2.43
Ratio of net expenses to average net assets (%)[b]	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)[b]	(1.67)	(1.72)	(1.62)	(1.18)	(1.61)
Portfolio turnover rate (%)	150	134	107	134	99

Notes:

a  The net investment loss per share data and redemption fee per share data was determined using average shares outstanding during the year.

b  The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from OAM.

International Opportunities Fund — Investor Class

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value at beginning of year	$21.33	$18.56	$19.45	$12.74	$9.74
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.01	(.06)	(.01)	.09
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(1.15)	2.79	(.85)	6.99	3.12
Total from investment operations	(1.14)	2.80	(.91)	6.98	3.21
Redemption fees[a]	.01	.01	.02	.02	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	—	—	(.20)	—
Dividends from net investment income	(.01)	(.04)	—	(.09)	(.21)
Total dividends and distributions	(.01)	(.04)	—	(.29)	(.21)
Net asset value at end of year	$20.19	$21.33	$18.56	$19.45	$12.74
Total return (%)	(5.28)	15.14	(4.58)	55.01	32.96
Ratio/supplemental data
Net assets at end of year (in thousands)	$708,514	$739,142	$408,675	$166,487	$20,751
Ratio of gross expenses to average net assets (%)	1.82	1.85	1.89	2.20	2.86
Ratio of net expenses to average net assets (%)[b]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)[b]	.05	.05	(.33)	(.05)	.82
Portfolio turnover rate (%)	139	214	212[c]	176	280

Notes:

a  The net investment income (loss) per share data and redemption fee per share data was determined using average shares outstanding during the period.

b  The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from OAM.

c  Excludes the value of portfolio securities delivered as a result of in-kind sales of the Fund’s capital shares.

China Opportunities Fund — Investor Class

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value at beginning of year	$12.15	$13.79	$16.83	$11.12	$8.70
Income (loss) from investment operations:
Net investment loss[a]	(.11)	(.09)	(.15)	(.08)	(.06)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(1.01)	(.22)	(.93)	6.68	2.48
Total from investment operations	(1.12)	(.31)	(1.08)	6.60	2.42
Redemption fees[a]	—	.01	.02	.01	—
Less dividends and distributions:
Distribution from net realized gains on investments	(.09)	(1.34)	(1.88)	(.75)	—
Dividends from net investment income	—	—	(.10)	(.15)	—
Total dividends and distributions	(.09)	(1.34)	(1.98)	(.90)	—
Net asset value at end of year	$10.94	$12.15	$13.79	$16.83	$11.12
Total return (%)	(9.22)	(2.20)	(6.27)	59.56	27.82
Ratio/supplemental data:
Net assets at end of year (in thousands)	$91,197	$113,287	$166,614	$199,209	$119,940
Ratio of gross expenses to average net assets (%)	1.99	1.95	1.93	2.07	2.15
Ratio of net expenses to average net assets (%)[b]	1.98	1.95	1.93	2.07	2.15
Ratio of net investment loss to average net assets (%)[b]	(.93)	(.61)	(.92)	(.59)	(.62)
Portfolio turnover rate (%)	125	81	127	140	115

Notes:

a  The net investment loss per share data and redemption fee per share data was determined using average shares outstanding during the year.

b  The ratios in this row reflect the impact, if any, of expense offset arrangements.

GENERAL INFORMATION

All inquiries regarding shareholder accounts may be directed to The Oberweis Funds, c/o UMB Fund Services, Inc., P.O. Box 711, Milwaukee, WI 53201-0711 or 800-245-7311. All other inquiries regarding the Funds should be directed to The Oberweis Funds at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

You can obtain additional information about the Funds. The Funds’ SAI includes more detailed information about each Fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

For a free copy of any of these documents or to request other information or ask questions about the Funds, call the Funds at 800-323-6166 or visit the Funds’ Web site at oberweisfunds.com.

The SAI, the Funds’ annual and semi-annual reports and other related materials are available on the SEC’s Internet Web Site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1850, Washington, D.C. 20549. You can also review and copy information about the Funds, including the Funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Adviser/Manager

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
800-323-6166

Distributor/Shareholder Service
Agent

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
630-577-2300

Transfer Agent

UMB Fund Services, Inc.
800-245-7311

Custodian

UMB Bank, N.A.

Counsel

Vedder Price P.C.

Investment Company Act of 1940,
File Number, 811-04854

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

PROSPECTUS

Oberweis International Opportunities Institutional Fund (OBIIX)

May 1, 2017

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

oberweisfunds.com

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact us at 800-245-7311 or visit our website at oberweisfunds.com. Also, please keep this prospectus with your other important records for future reference.

i

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

INVESTMENT OBJECTIVE

The Oberweis International Opportunities Institutional Fund’s investment objective is to maximize long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investments)

Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	.00%
Other Expenses	.18%
Total Annual Fund Operating Expenses[1]	1.18%
Expense Reimbursement	(.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

1 The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.10% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2018. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: One Year: $112 Three Years: $367 Five Years: $641 Ten Years: $1,425.

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies (generally companies with a market capitalization of less than $5 billion). The Fund may also invest in securities of countries in developed and developing (or emerging) markets. The Fund generally will invest less than 25% of its assets in securities of countries in emerging markets.

PRINCIPAL RISKS

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

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The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-sized companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

3

RMB Currency Risk

The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect (“China Connect Securities”) with Renminbi (“RMB”), the official currency of China. Similar to other foreign currencies, the exchange rate of the RMB may rise or fall. There is no guarantee that the RMB will not depreciate. The exchange rate of the RMB may be affected by, among other things, foreign exchange controls imposed by the mainland Chinese central government from time to time (for example, there are currently restrictions on the conversion of the RMB into other currencies). The Fund may have to convert the dollar into RMB when investing in Chinese Connect Securities and vice versa for any payments in RMB from transactions in the China Connect Securities. The Fund may incur currency conversion costs (being the spread between buying and selling of the RMB) and subject to exchange rate fluctuation risks in any such currency conversion, which may adversely affect the market value of China Connect Securities.

Portfolio Turnover Risk

The Fund may experience high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal

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income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Total Returns (for the Periods Ended December 31, 2016)

Oberweis International Opportunities Institutional Fund	1 YEAR	LIFE OF FUND (3/10/14)
Return Before Taxes	-5.43%	-0.59%
Return After Taxes on Distributions	-5.52%	-0.73%
Return After Taxes on Distributions and Sale of Fund Shares	-3.00%	-0.49%
MSCI ACWI Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	0.86%	0.63%

MANAGEMENT

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”)

Portfolio Manager

Ralf A. Scherschmidt, Portfolio Manager, since inception of the Fund.

Buying and Selling Fund Shares

The minimum initial investment is $1,000,000. There is no minimum for subsequent purchases. You may meet the minimum initial investment amount by aggregating multiple accounts with common ownership within the Fund, including individual and joint accounts, as well as accounts where you have beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. In addition, if you invest in the Fund through a financial intermediary, the minimum initial investment requirement may be met if your financial intermediary aggregates investments of multiple clients to meet the minimum. There is no minimum initial investment requirement for omnibus retirement plans or wrap fee program assets held in an omnibus account with aggregate assets of $10 million or more. The Fund reserves the right to waive or modify these minimum initial investment requirements at any time.

You may redeem shares of the Fund by mail, telephone, online at oberweisfunds.com or through your own securities broker/dealer or its designated agent or bank or other institution on any day the New York Stock Exchange is open.

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Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, unless your investment is in an IRA, 401(k) or other tax-advantaged investment plan (which may be taxable upon withdrawal).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective of the Fund

The Fund’s investment objective is to maximize long-term capital appreciation. The Fund is not designed for investors seeking income over capital appreciation. Income realized on the Fund’s investments is incidental to its objective.

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies based outside the United States (as defined on page 2). The Fund may change its 80% investment policy subject to approval by the Board of Trustees and at least 60 days’ prior notice to Fund shareholders.

Principal Investment Strategy of the Fund

The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies based outside the United States.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of smaller companies. OAM generally considers companies with a market capitalization of less than $5 billion as small size companies.

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Principal Risks of Investing in the Fund

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund primarily invests in equity securities with the objective to maximize long-term capital appreciation. If you are considering investing in the Fund, remember that it is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small- and medium-size companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. The Fund discourages short-term trading in its shares. Dividends are expected to be minimal and there can be no assurance that the Fund’s objective will be met.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-sized Company Risk

Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

The Fund is subject to small-sized company risk, because although there are no restrictions on the capitalization of companies whose securities the Fund may buy, the Fund generally invests in small-sized companies.

Risks Associated with Non-U.S. Companies

Investments by the Fund in the securities of non-U.S. issuers involve certain additional investment risks different from those of U.S. issuers. These risks include: possibility of political or economic instability of the country of issue, possibility of disruption to international trade patterns, possibility of currency risk, possibility of currency exchange controls, imposition of foreign withholding taxes, seizure or nationalization of foreign deposits or assets, and adoption of adverse foreign government trade restrictions. There may be less publicly available information about a non-U.S. company than about a U.S. company. Sometimes non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is

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generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U.S., which may result in less transparency with respect to a company’s operations. The absence of negotiated brokerage in certain countries may result in higher brokerage fees.

Emerging Market Risks

In addition to the risks associated with non-U.S. companies in developing or emerging markets, there is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could affect investments in those countries. In addition, political and economic structures in emerging markets countries may be new and developing rapidly, which may cause instability. Emerging markets countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Investments by the Fund in China

The Chinese economy is generally considered an emerging and volatile market. A small number of companies represent a large portion of the China market as a whole, and prices for securities of these companies may be very sensitive to adverse political, economic, or regulatory developments in China and other Asian countries, and may experience significant losses in such conditions. China’s central government has historically exercised substantial control over the Chinese economy through administrative regulation and/or state ownership.

Despite economic reforms that have resulted in less direct central and local government control over Chinese businesses, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. These activities, which may include central planning, partial state ownership of or government actions designed to substantially influence certain Chinese industries, market sectors or particular Chinese companies, may adversely affect the public and private sector companies in which the Fund invests. Government actions may also affect the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, currency fluctuations, monetary policies, competition, social instability or political unrest may adversely affect economic growth in China. The Chinese economy and Chinese companies may also be adversely affected by regional security threats, as well as adverse developments in Chinese trade policies, or in trade policies toward China by countries that are trading partners with China.

Government Relationships Risk

While companies in Asia may be subject to limitations on their business relationships under applicable law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Asian companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have

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or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Other Investment Policies and Risks

Although the Fund may invest substantially all of its assets in common stocks, the Fund may also invest in convertible securities, preferred stocks and restricted securities. In addition, the Fund may establish and maintain reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund’s reserves may be held in cash or invested in high quality money market instruments. The Fund may also lend its portfolio securities, write (sell) call options against investment positions and purchase put and call options.

Restricted Securities and Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are not readily marketable, including securities where resale is legally or contractually restricted (all of which are collectively referred to as “restricted securities”) and equity-linked certificates. The sale of restricted securities often takes more time than more liquid securities and may result in higher selling expenses. Also, the Fund may have to dispose of restricted securities at less desirable prices or at prices lower than the Fund valued the securities. The Fund may resell restricted securities to other institutions. If there is a dealer or institutional trading market in such securities, restricted securities and equity-linked certificates may be treated as exempt from the Fund’s limitation on illiquid securities.

Temporary Defensive Investments

To respond to adverse market, political or other conditions, the Fund’s cash or other similar investments may increase from time to time. When OAM temporarily increases the Fund’s cash position, the Fund may not achieve its investment objective. Securities that the Fund may invest in as a means of receiving a return on idle cash include U.S. government obligations, certificates of deposit, commercial paper (rated prime 3 or better by Moody’s Investor Services, Inc. (“Moody’s”) or the equivalent), corporate debt securities (rated A or better by Moody’s or Standard & Poor’s Corporation) and repurchase agreements.

When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks.

Repurchase Agreements

As a means of earning income on idle cash, the Fund may enter into repurchase agreements. This technique involves the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. The Fund cannot enter into

9

repurchase agreements in excess of 25% of its total assets. The Fund cannot invest in repurchase agreements with maturities of seven days or more if, taken together with all other illiquid securities in the Fund’s portfolio, more than 15% of the Fund’s net assets would be invested in illiquid securities.

Lending of Fund Securities

To generate additional income, the Fund may lend its portfolio securities to qualified brokers/dealers or institutional investors. Such loans may not exceed 30% of the Fund’s total assets measured at the time of the most recent loan. For each loan, the borrower must maintain collateral at the Fund’s custodian with a value at least equal to 100% of the current market value of the security loaned.

Options

The Fund may buy put and call options on stocks and stock indices. An option on a security is a contract that gives the buyer of the option the right to buy or sell a specific security at a stated price during the option’s term. An option on a securities index is a contract that gives the buyer of the option the right to receive cash from the seller in an amount equal to the difference between the index’s closing price and the option’s exercise price. Options are considered “derivative” securities and are generally used to hedge a portfolio against certain market risks, but they may also be used to increase returns. Using options may decrease returns and increase volatility.

The Fund may invest up to 5% of its assets in the purchase of put and call options. The Fund may also write (sell) covered call options on its Fund securities. The total market value of the underlying securities of covered call options is limited to 50% of the Fund’s net assets.

FUND HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s investments is available in the Statement of Additional Information and on The Oberweis Funds’ Web site at oberweisfunds.com.

MANAGEMENT OF THE FUNDS

Investment Adviser

Oberweis Asset Management, Inc. (“OAM”), 3333 Warrenville Road, Suite 500, Lisle, Illinois, 60532, an investment adviser registered with the SEC, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of The Oberweis Funds. OAM also offers investment advice to institutions and individual investors regarding a broad range of investment products. Certain OAM officers and employees serve as officers of The Oberweis Funds.

OAM furnishes continuous advice and recommendations concerning the Fund’s investments. OAM also provides The Oberweis Funds with non-investment advisory

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management and administrative services necessary for the conduct of the Fund’s business. OAM furnishes the Fund with certain administrative, compliance and accounting services and provides information and certain administrative services for shareholders of the Fund. OAM provides these services under a combined investment advisory and management agreement. OAM also provides office space and facilities for the management of The Oberweis Funds and pays the salaries and fees of The Oberweis Funds’ officers.

In rendering investment advisory services to the Fund, OAM will use the resources of its wholly-owned subsidiaries, Oberweis Asset Management UK Limited (“OAM UK”) located in the United Kingdom, and Oberweis Asset Management (Asia) Limited (“OAM (Asia) Limited”) located in Hong Kong. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of “Participating Affiliates.” Each of OAM UK and OAM (Asia) Limited and their associated persons who provide services to U.S. clients are subject to the supervision of OAM and other conditions of the no-action letter.

Portfolio Manager

Ralf A. Scherschmidt is the portfolio manager of the Fund. Ralf A. Scherschmidt joined The Oberweis Funds in 2006 in conjunction with the International Opportunities Fund. Prior to joining The Oberweis Funds, Ralf A. Scherschmidt worked as an analyst with Jetstream Capital, LLC from 2005 to 2006 and Aragon Global Management, LLC from 2004 to 2005. From 1999 to 2002, Ralf A. Scherschmidt was an analyst and then an executive with NM Rothschild & Sons Limited. Ralf A. Scherschmidt has an M.B.A. from Harvard University and a bachelor’s degree from Georgetown University.

The Statement of Additional Information provides additional information about Ralf A. Scherschmidt, including his compensation, other accounts he manages, and his ownership of securities in the Fund.

Management Expenses

As compensation for its investment advisory services, for managing the business affairs and providing certain administrative services, the Fund pays OAM pursuant to Investment Advisory and Management Agreement an annual fee which is computed and accrued daily and paid monthly. OAM receives 1.00% of the average daily net assets of the Fund, subject to reduction because of the Fund’s annual expense limitation.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory and Management Agreement for the Fund is available in the Fund’s annual report to shareholders for the period ended December 31, 2016.

The Fund also incurs expenses for services not provided and expenses not assumed by OAM, such as transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending prospectuses, shareholder reports and other information to existing shareholders, and independent Trustees’ fees and expenses.

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Distribution of Shares

The Fund has appointed Oberweis Securities, Inc. (“OSI”) to act as the principal distributor of the Fund’s shares and as a shareholder service agent.

OTHER INFORMATION

In the future, the Fund may cease sales to new investors and/or existing shareholders to control asset levels. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to reinvest any dividends or capital gain distributions in additional shares of the Fund, absent highly unusual circumstances.

SHAREHOLDER INFORMATION

How to Purchase Shares

In General

Except as described below, the minimum initial investment is $1,000,000. There is no minimum for subsequent purchases. You may meet the minimum initial investment amount by aggregating multiple accounts with common ownership within the Fund, including individual and joint accounts, as well as accounts where you have beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. In addition, if you invest in the Fund through a financial intermediary, the minimum initial investment requirement may be met if your financial intermediary aggregates investments of multiple clients to meet the minimum. There is no minimum initial investment requirement for omnibus retirement plans or wrap fee program assets with aggregate assets of $10 million or more. The minimum initial investment requirement is waived for employees of OAM and OSI and Trustees of the Fund, as well as family members of such employees and Trustees. The Fund reserves the right to waive or change at any time the initial investment minimum, to withdraw the offering or to reject any purchase in whole or part.

You may purchase shares of the Funds directly through OSI or through a securities broker/dealer or its designated agent, through a bank or other institution having a sales agreement with OSI, or by contacting the Funds’ Transfer Agent, UMB Fund Services, Inc. (“UMBFS”). Some broker/dealers, banks or other institutions may independently impose different minimum investment amounts for purchases by their customers and/or charge for their services in purchasing shares of the Fund.

You may, subject to the approval of the Fund, purchase shares of the Fund in securities that are eligible for purchase by the Fund and that have values that are readily ascertainable in accordance with the Fund’s valuation policies.

Shares of the Fund are offered on a continuous basis. The offering price per share will be the Net Asset Value (“NAV”) per share next determined after the purchase order is received in proper form by UMBFS. Your order will be considered to be in “proper form” if it includes a personal check or wire funds transmission from your account together with a completed Account Application or (in the case of a subsequent purchase) a stub from

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your Fund account confirmation or a note (described below). (See “Pricing of Fund Shares” for details on the calculation of the current NAV.)

Purchase by Mail

To make an initial purchase by mail, you must complete and sign the Account Application and mail it along with a check made payable to The Oberweis Funds to the following address:

By First Class Mail
The Oberweis Funds
c/o UMB Fund Services, Inc.
P.O. Box 711
Milwaukee, WI 53201-0711

By Overnight Delivery Service or Registered Mail
The Oberweis Funds
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

You may make additional investments to an existing account by sending a check to the address above along with either the stub from your Fund account confirmation or a note indicating the amount of the purchase, name of the Fund, your account number, and the name(s) in which your account is registered.

Purchase by Wire

If you plan to purchase your initial shares by wire, UMBFS must have received a completed Account Application and issued an account number to you to credit for the wire. Federal funds are to be wired according to the following instructions:

UMB Bank, N.A.
ABA # 101000695
For credit to The Oberweis Funds
AC # 9871062287
For further credit to:
Shareholder Account Number
Name(s) of the Shareholder(s)
SSN or TIN
Name of the Fund to be purchased

You may make additional investments to your account by wire by just contacting your financial institution with the wire instructions. You will need to notify UMBFS at 800-245-7311 before or shortly after your wire has been sent.

Your financial institution may charge you a fee for sending the wire. Neither the Fund nor UMB Bank, N.A. (“UMB Bank”) will be responsible for the consequences of delays, including delays in the bank or Federal Reserve wire systems.

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Online Purchases

You may purchase shares in an existing account through The Oberweis Funds’ Web site at oberweisfunds.com. To establish online transaction privileges, you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-245-7311. For important information on this feature, see “Fund Transactions Through The Oberweis Funds’ Web Site.”

How to Redeem Shares

In General

You may redeem shares of the Fund by mail, by telephone, through The Oberweis Funds’ Web site or through your own securities broker/dealer or its designated agent, or bank or other institution that is recorded for such account, if any (see “How to Purchase Shares”). Because of fluctuations in the value of the Fund, the NAV of shares redeemed may be more or less than your cost. Some broker/dealers, banks or other institutions may charge you a fee for redeeming shares of the Fund.

The Fund is designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of shares of the Fund within 90 days of purchase will be subject to a 2.00% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

There are limited instances where the Fund will waive a redemption fee. The Fund may waive the redemption fee for the following redemptions:

•	Redemptions due to death or disability of a shareholder, forfeiture of assets, qualified domestic relations orders or loans and hardship withdrawals;
•	Redemptions of shares held through certain intermediaries and omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts;
•	Redemptions of shares in connection with required distributions and certain other transactions in individual retirement accounts or retirement plans;
•	Redemptions effected pursuant to asset allocation and rebalancing programs, wrap fee programs, and other investment programs offered by financial institutions;
•	Redemption of shares purchased by the reinvestment of dividends and capital gains distributions;
•	Redemption of shares purchased pursuant to systematic withdrawal plans; or
•	Involuntary redemptions due to low account balances.

The Fund also does not impose a redemption fee when it is contrary to the law to do so.

Certain intermediaries, including certain broker/dealers, employer-sponsored retirement plans, defined contribution clearing and settlement accounts, and broker-sponsored programs, have established omnibus accounts with the Fund. If your shares are held

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through an intermediary in an omnibus account, the Fund relies on the intermediary to assess the redemption fee on underlying shareholder accounts. There are no assurances that the Fund will be successful in identifying all intermediaries or that the intermediaries will properly assess the redemption fee.

Certain intermediaries may not apply the waivers listed above to the redemption fee policy, and all redemptions by persons trading through such intermediaries may be subject to the redemption fee. Certain intermediaries may waive transactions not listed above from the redemption fee. Persons redeeming shares through an intermediary should check with their intermediary to determine which transactions are subject to the redemption fee. In addition, due to operational requirements, the intermediaries’ methods for tracking and calculating the redemption fee may differ in some respects from the Fund’s methods.

Redemption proceeds are normally sent on the business day following the day the redemption request is received with all required documents in proper form but may be delayed up to seven days. However, if you sell shares you recently purchased with a check, please note that if UMBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 10 days. This procedure is intended to protect the Fund and its shareholders from loss. You may request to have your redemption check sent by overnight courier to the address of record. If this is desired, a $15 fee will be deducted from the proceeds of the transaction.

Although it is the Fund’s policy to make payment of redemption proceeds in cash, if the Fund’s Trustees determine it to be appropriate, and subject to certain limitations, the Fund may redeem shares by a distribution in kind to you of securities held by the Fund. Redemptions in kind are subject to federal income tax in the same manner as when redemption proceeds are paid in cash.

Account Minimums

The Fund reserves the right to redeem the shares in your account if its total value falls below $1,000,000 as a result of a redemption. The Fund will allow you 60 days to make additional investments before the redemption is processed.

Redemption by Mail

You may redeem shares by mailing a signed request for redemption that includes the account name and number and the number of shares or dollar amount to be redeemed and the name of the Fund. Your request must be sent to The Oberweis Funds, c/o UMB Fund Services, Inc., P.O. Box 711, Milwaukee, WI 53201-0711. For overnight delivery service or registered mail send to The Oberweis Funds c/o UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, WI 53212. Some redemption requests may require Medallion signature guarantees (see “Medallion Signature Guarantees and Other Documentation”). In the case of joint ownership, all owners must sign the redemption request and all owners must sign any endorsement of share certificates. Additional documents may be required for redemption of shares held by estates, trusts, guardianships, corporations, partnerships and other shareholders who are not individuals.

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Redemption by Telephone

You automatically are granted telephone transaction privileges unless you decline them on your Account Application. With telephone transaction privileges, you may redeem your Fund shares by telephoning UMBFS at 800-245-7311. Pursuant to the telephone transaction program, you must authorize UMBFS to rely upon telephone instructions from anyone to redeem the specified number of shares or dollar amount and to transfer the proceeds according to your pre-designated instructions. UMBFS uses procedures reasonably designed to confirm that instructions communicated by telephone are genuine. UMBFS requires certain identifying information prior to acting upon instructions, records all telephone instructions and then sends confirmation of the transaction. As long as these procedures are reasonably followed, neither the Fund nor UMBFS would be liable for any losses from instructions communicated by telephone even if they are unauthorized or fraudulent.

Redemption proceeds will be mailed to the shareholder of record in the form of a check. The proceeds may also be transferred to the shareholder’s designated bank using electronic funds transferred via the Automated Clearing House (“ACH”), or, at the shareholder’s request, via wire transfer. Funds transferred via ACH will normally be transmitted on the business day following the telephone redemption request but may be delayed up to seven days following the telephone redemption request. There is no charge for transfers via ACH.

Funds transferred via wire transfer will normally be transmitted on the next business day following the request. There is a $15 fee for each wire redemption. Your bank may also charge additional fees for receiving a wire transfer. Checks issued by mail in response to a telephone redemption request can be issued only up to $50,000 to the registered owner(s) (who must be individuals) at the address of record which must have been on file for 30 days.

Medallion Signature Guarantees and Other Documentation

If redemption proceeds are $50,000 or less and are to be paid to an individual shareholder of record at the address of record, a Medallion signature guarantee is not required (unless there has been an address change within 30 days). All other redemption requests and changes in account application instructions must be guaranteed by a bank, securities broker/dealer, municipal securities broker/dealer, government securities broker/dealer, credit union, member firm of a national securities exchange, registered securities association or clearing agency, and/or savings association. The Fund reserves the right to waive the signature guarantee requirement at any time. A Medallion signature guarantee cannot be provided by a notary public. Please note that you must obtain a Medallion signature guarantee from a participant in the Securities Transfer Association Medallion Program. Approved programs currently include STAMP, SEMP and MSP. If you live outside the United States, a foreign bank properly authorized in your country of residence or a U.S. consulate may be able to authenticate your signature.

When a Medallion signature guarantee is required, the signature of each shareholder of record must be guaranteed. A redemption request from corporate, trust, and partnership accounts, and executors, administrators and guardians must be signed by an appropriately

16

authorized person and include additional documents to verify the authority of the person seeking redemption, such as a certified by-law provision or resolution of the board of directors or trustees of the shareholder and/or a copy of the governing legal instrument. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund at 800-245-7311 before making the redemption request to determine what documents are needed. In addition, any other person requiring information on redemption procedures may call the Fund at 800-245-7311.

Short-Term and Excessive Trading

The Fund is intended for long-term investment purposes only and is not intended to provide investors with a means of speculation on short-term market movements or market timing. The Fund will take reasonable steps to seek to prevent short-term and excessive trading. Short-term and excessive trading into and out of the Fund may present risks to other shareholders, disrupt portfolio investment strategies, increase expenses including trading and administrative costs, and negatively impact investment returns for all shareholders and result in dilution in the value of Fund shares held by shareholders, including long-term shareholders who do not generate these costs. These risks may be more pronounced for the Fund since it invests in securities that may be more difficult to value or are susceptible to pricing arbitrage (e.g., micro-cap, small-cap, thinly traded and foreign securities). In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures that seek to deter short-term and excessive trading. As discussed in “How to Redeem Shares,” the Fund imposes a 2.00% redemption fee on shares redeemed or exchanged within 90 days of purchase. In addition, the Fund reserves the right to reject any purchase request (including exchanges) by any investor or group of investors for any reason without prior notice, including, in particular, if it believes the trading activity in the account(s) would be disruptive to the Fund. For example, the Fund may refuse a purchase order if the portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of the Fund’s excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund. The Fund also reserves the right to honor certain redemptions, with securities, rather than cash.

The trading history of accounts under common ownership or control within any of The Oberweis Funds may be considered in enforcing this policy. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by the Fund. However, the Fund cannot always identify or reasonably detect short-term and excessive trading or market timing that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders of the Fund. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary. There is no assurance that the Fund’s policies will be effective in limiting and deterring short-term and excessive trading or market timing in all circumstances.

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Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder’s account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Fund. The Fund may also ask to see a shareholder’s driver’s license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder’s shares and close an account in the event that a shareholder’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the shareholder’s delay in providing all required identifying information or from closing an account and redeeming a shareholder’s shares when a shareholder’s identity cannot be verified.

Transactions through The Oberweis Funds’ Web Site

You may check your Fund account balance(s) and historical transactions in an existing account through The Oberweis Funds’ Web site at oberweisfunds.com. You automatically have the ability to view account balances and transactions by enrolling on the Web site.

You will be required to enter into a user’s agreement through the Web site in order to enroll for these privileges.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web site is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, OAM, OSI and the Fund’s Transfer Agent cannot assure you that inquiries and account information will be completely secure.

There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the Web site is unavailable. Neither the Fund, OAM, OSI or UMBFS will be liable for any such delays, malfunctions, or access to information.

Pricing of Fund Shares

All purchases, redemptions and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund’s agent or

18

authorized designee). NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares then outstanding.

The Fund’s investments are valued based on market value or, where quotations are not readily available or are deemed unreliable, on fair value as determined in good faith by the Board of Trustees. Since the Fund invests in equity securities of micro-, small- and mid-cap companies, these circumstances may arise, for instance, when trading in a security is suspended or the trading volume in a security is limited, calling into question the reliability of market quotations. The value of fair valued securities may be different from the last reported sale price (or the last reported bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

The Fund may use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event that has occurred between the close of the exchange or market on which the security is principally traded and the close of the New York Stock Exchange (“NYSE”). The Fund’s valuation policies set forth certain triggers which instruct when to use the valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Fund’s valuation policies and under the supervision of the Board of Trustees. In such a case, the Fund’s value for a security is likely to be different from the last quoted price.

Foreign currency exchange rates are determined at the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the value of the Fund’s foreign investments occur during such period, the investments will be valued at their fair value as described above.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Fund’s investments may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S.-dollar equivalents at the prevailing market rates.

If your order in proper form is received (see “How to Purchase Shares” and “How to Redeem Shares”) by the Transfer Agent or OSI by the close of trading on the NYSE on a given day (currently 3:00 p.m., Central Time), or by a securities broker/dealer or its designated agent, a bank or other institution having a sales agreement with OSI by the close of trading on the NYSE, Fund shares will be purchased or sold at the next computed NAV. The NAV of the shares of the Fund is computed once daily, as of the later of the close of regular trading on the NYSE or the Chicago Board Options Exchange (“CBOE”), on each day the NYSE is open for trading. For purposes of computing the NAV, all securities in the Fund other than options are priced as of the close of trading on the NYSE. The options in the Fund are priced as of the close of trading on the CBOE.

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Shareholder Services

General Information

In addition to the purchase and redemption services described above, the Fund offers its shareholders the special services described below. You may obtain applications and information about any shareholder services by calling 800-245-7311.

When you make an initial investment in the Fund, a shareholder account is opened for you in accordance with the Fund’s Account Application instructions. After each transaction for your account, you will be sent a confirmation. This includes all deposits, purchases, reinvestments, redemptions, withdrawal payments, and other transactions in your account.

You will be the record owner of all shares in your account with full shareholder rights; the Fund does not issue certificates for its shares. Certain functions performed by the Fund in connection with the operation of the accounts described above will be performed by the Fund’s Transfer Agent, UMBFS.

Exchange Privilege

All or part of Fund shares owned by you may be exchanged for shares of any other Oberweis Fund offering shares at that time. Be sure to read the prospectus of the other Oberweis Fund into which you are exchanging. Shares will be exchanged for each other based upon their relative net asset values. Exchange requests into another Oberweis Fund are subject to a $1,000 or $1 million minimum for Investor Class and Institutional Class shares (as applicable), respectively. Exchanges within 90 days of purchase from the Fund are subject to the applicable redemption fee (see “How to Redeem Shares”).

To take advantage of the Exchange Privilege by mail, you must send us a written request that includes your name, your account number, the name of the Fund, the name of the other Oberweis Fund you wish to exchange into and the dollar amount or number of shares you wish to exchange. Please remember that you cannot place any conditions on your request.

A Medallion signature guarantee is not required, except in some cases where shares are also redeemed for cash at the same time. For information on when you need a Medallion signature guarantee, please see “Redemption by Mail” under “How to Redeem Shares.”

You may also call us at 800-245-7311 unless you have previously notified the Fund in writing not to effect telephone exchanges. Exchanges made over the phone may be made by any person, not just the shareholder of record. Please remember that during unusual market conditions, we may have difficulty in accepting telephone requests, in which case you should mail your request to our address. Please see “Purchase by Mail” for our address.

You may exchange shares through The Oberweis Funds’ Web site at oberweisfunds.com. To establish online transaction privileges, you must enroll through the Web site. You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 800-245-7311. For important information on this feature, see “Fund Transactions Through The Oberweis Funds’ Web site.” In addition,

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you may also be able to make exchanges through certain securities broker/dealers that may charge you a fee for effecting an exchange.

An exchange of shares is considered a sale for federal income tax purposes. You may realize a gain or loss depending upon whether the value of the shares being exchanged is more or less than their adjusted cost basis.

Exchanging shares is available only in states where shares of a particular Oberweis Fund being acquired may legally be sold. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days’ prior written notice of any termination or material change will be provided.

Privacy Notice

This notice describes the privacy practices followed by The Oberweis Funds.

Shareholder privacy is a top priority. The Oberweis Funds’ policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to it. The Oberweis Funds do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by the shareholders.

In the course of providing products and services to you, The Oberweis Funds collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on The Oberweis Funds’ Web site. Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information.

In the normal course of serving shareholders, information The Oberweis Funds collect may be shared with companies that perform various services such as custodians, transfer agents, and broker-dealers. The Oberweis Funds may share information in connection with servicing accounts or to inform shareholders of products and services that it believes may be of interest to shareholders. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purposes.

Access to customers’ nonpublic personal information is restricted to employees who need to access that information. The Oberweis Funds use industry standard physical, electronic, and procedural safeguards to protect shareholder information. A shareholder’s right to privacy extends to all forms of contact with The Oberweis Funds, including telephone, written correspondence, and electronic media, such as the Internet.

For questions concerning this policy, please write or call The Oberweis Funds.

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DISTRIBUTIONS AND TAXES

Taxation of the Fund

The Fund has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains that it distributes to you.

Taxation of Shareholders

To avoid taxation, the Internal Revenue Code of 1986, as amended (the “Code”), requires that the Fund distribute its net investment income and any net capital gains realized on its investments annually. The Fund’s income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. The Fund’s income from certain qualifying dividends, that are designated as such by the Fund, will be paid to shareholders as “qualified dividend income,” provided certain holding period and other requirements are satisfied by the Fund and shareholder. Net realized long-term capital gains are paid to shareholders as capital gains distributions. The dividends and capital gain distributions are normally declared and paid in December.

Except for those shareholders exempt from federal income taxation or investing through a tax-advantaged account, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Fund. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions (generally relating to assets held by the Fund for more than 12 months) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, long-term capital gain distributions made to individual shareholders are currently taxed at rates up to 20%. Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 39.6% for individuals. Dividends representing “qualified dividend income” received by individual and other noncorporate shareholders are currently taxed at federal income tax rates up to 20%. Dividends from foreign corporations are not treated as “qualified dividend income” if the foreign corporation is not incorporated in a possession of the United States or is not eligible for the benefits of a comprehensive income tax treaty with the United States (unless the foreign corporation stock is readily tradable on an established securities market in the United States) or if the foreign corporation is a passive foreign investment company. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

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Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash. A cash election remains in effect until you notify the Transfer Agent by calling or writing to discontinue such election.

If you redeem or exchange shares of the Fund (other than shares held in a tax-advantaged account), it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. You may be limited in your ability to use capital losses.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Distribution to Retirement Plans

Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell education savings accounts (formerly called Education IRAs).

How Distributions Affect the Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of the Fund. Dividends and capital gains awaiting distribution are included in the Fund’s daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a mutual fund are not value-enhancing and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of the Fund shortly before a distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” Of course, the Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return.

Unless your account is set up as a tax-advantaged account, dividends paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of the Fund and whether or not you reinvested the dividends.

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Backup Withholding

When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide your TIN or the proper tax certifications, the Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in overpayment of taxes for such year.

Foreign Taxes

Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. If applicable, the Fund may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders. In such event, shareholders will be required to treat as part of the amounts distributed to them, their pro rata portion of such taxes, and may claim a credit or deduction for such taxes, subject in each case to certain limitations contained in the Code. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of the Fund with respect to your specific circumstances.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have saved (or lost) on an investment in the Fund (assuming reinvestment or all dividends and distributions). The information has been derived from financial statements audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request and incorporated by reference to the Statement of Additional Information.

International Opportunities Institutional Fund

	Period Ended December 31,
	2016	2015	2014[a]
Net asset value at beginning of period	$10.32	$8.97	$10.00
Income (loss) from investment operations:
Net investment income[b]	.05	.06	.01
Net realized and unrealized gain (loss) on investments	(.61)	1.35	(1.02)
Total from investment operations	(.56)	1.41	(1.01)
Redemption Fees[b]	—[g]	—[g]	—[g]
Less dividends:
Dividends from net investment income	(.04)	(.06)	(.02)
Net asset value at end of period	$9.72	$10.32	$8.97
Total Return (%)	(5.43)	15.68	(10.10)[e]
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$657,477	$361,402	$178,991
Ratio of gross expenses to average net assets (%)	1.18	1.28	1.39[d]
Ratio of net expenses to average net assets (%)[c]	1.10	1.10	1.10[d]
Ratio of net investment income to average net assets (%)[c]	.47	.59	.11[d]
Portfolio turnover rate (%)	123[f]	211	152[e,f]

Notes:

a  For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b  The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c  The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d  Annualized.

e  Not annualized.

f  Excludes the value of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.

g  Less than $0.005 per share.

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GENERAL INFORMATION

All inquiries regarding shareholder accounts may be directed to The Oberweis Funds, c/o UMB Fund Services, Inc., P.O. Box 711, Milwaukee, WI 53201-0711 or 800-245-7311. All other inquiries regarding the Funds should be directed to The Oberweis Funds at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

You can obtain additional information about the Fund. The Fund’s SAI includes more detailed information about the Fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

For a free copy of any of these documents or to request other information or ask questions about the Fund, call The Oberweis Funds at 800-323-6166 or visit The Oberweis Funds’ Web site at oberweisfunds.com.

The SAI, the Fund’s annual and semi-annual reports and other related materials are available on the SEC’s Internet Web Site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1850, Washington, D.C. 20549. You can also review and copy information about the Fund, including the Fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Adviser/Manager

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
800-323-6166

Distributor/Shareholder Service
Agent

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
630-577-2300

Transfer Agent

UMB Fund Services, Inc.
800-245-7311

Custodian

UMB Bank, N.A.

Counsel

Vedder Price P.C.

Investment Company Act of 1940,
File Number, 811-04854

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oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

STATEMENT OF ADDITIONAL INFORMATION

THE OBERWEIS FUNDS

3333 WARRENVILLE ROAD, SUITE 500
LISLE, ILLINOIS 60532
(800) 323-6166

	Investor Class	Institutional Class
Oberweis Emerging Growth Fund	OBEGX	OBGIX
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis China Opportunities Fund	OBCHX	OCHIX

(each, a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) pertains to the Funds listed above, each of which is a separate series of The Oberweis Funds (the “Trust”), a Massachusetts business trust.

The SAI is not a Prospectus and should be read in conjunction with the Trust’s Prospectus dated May 1, 2017, which is incorporated by reference into this SAI and may be obtained from the Trust at the above address or phone number. This SAI contains additional and more detailed information about the Funds’ operations and activities than the Prospectus. The financial statements for the Funds for the fiscal year ended December 31, 2016 are incorporated by reference into this SAI from the Annual Report dated December 31, 2016. The Annual Report is also available, without charge, at the above address or phone number.

The date of this Statement of Additional Information is May 1, 2017.

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INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of each Fund’s investment objective and policies discussed in the Funds’ Prospectus.

Investment Objective

The investment objective of each of the Oberweis Emerging Growth Fund (the “Emerging Growth Fund”), the Oberweis Micro-Cap Fund (the “Micro-Cap Fund”) and the Oberweis Small-Cap Opportunities Fund (the “Small-Cap Opportunities Fund”) is to maximize capital appreciation. The investment objective of each of the Oberweis International Opportunities Fund (the “International Opportunities Fund”), and the Oberweis China Opportunities Fund (the “China Opportunities Fund”) is to maximize long-term capital appreciation. Each Fund intends to achieve its objective through investing primarily in common stocks of companies, which in the opinion of its investment adviser have a potential for above-average long-term growth in market value. The investment objective of each Fund is fundamental and, like all fundamental policies of a Fund, cannot be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As used in this SAI, “a majority of the outstanding voting securities” of a Fund means the lesser of (1) the holders of more than 50% of the outstanding shares of the Fund, or (2) the holders of more than 67% of the shares of the Fund present if more than 50% of the outstanding shares of the Fund are present at a meeting in person or by proxy.

Investment Restrictions

The policies set forth below are fundamental policies of each of the Emerging Growth Fund, the Micro-Cap Fund and the Small-Cap Opportunities Fund and may not be changed without approval of a majority of a Fund’s outstanding shares. Each of the Emerging Growth Fund, the Micro-Cap Fund and the Small-Cap Opportunities Fund (formerly known as “Portfolios”) individually may not:

1. purchase more than 10% of any class of securities of any one issuer other than the United States government and its instrumentalities;

2. invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer (other than the United States government and its instrumentalities);

3. invest more than 5% of its total assets in securities that are not readily marketable and securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors;

4. invest more than 5% of its total assets in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

5. invest more than 5% of its total assets in warrants, and of this amount, no more than 2% of total assets may be invested in warrants that are listed on neither the New York Stock Exchange nor the American Stock Exchange;

6. purchase or retain the securities of any issuer if (i) one or more officers or directors of the Fund or the investment adviser individually own or would own, directly or beneficially, more than ½ of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities;

7. purchase, sell or invest in the securities of other investment companies;

8. purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs;

9. purchase, sell or invest in commodities or commodity contracts;

10. purchase, sell or invest in real estate or interests in real estate, except that the Portfolio may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts; provided such investments do not exceed 10% of the Portfolio’s total assets;

11. issue senior securities;

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12. invest in companies for the purpose of exercising control or management;

13. concentrate its investments in any one industry, except that the Portfolio may invest up to 25% of its total assets in any one industry;

14. purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

15. make short sales of securities unless, at the time of each such sale and thereafter while a short position exists, the Portfolio owns an equal amount of securities of the same issue or owns securities which, without payment by the Portfolio of any consideration, are convertible into, or are exchangeable for, an equal amount of securities of the same issue;

16. participate on a joint or joint and several basis in any trading account in any securities;

17. lend its funds to other persons, except through the purchase of a portion of an issue of debt securities publicly distributed;

18. lend its portfolio securities, unless the borrower is a broker, dealer or financial institution that pledges and maintains collateral with the Portfolio consisting of cash or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the loaned securities, provided that the aggregate amount of such loans shall not exceed 30% of the Fund’s total assets (including value of collateral received);

19. borrow money except from banks as a temporary measure for extraordinary or emergency purposes or as necessary for the clearance of purchases and sales of securities, provided that the aggregate amount of such borrowing shall not exceed 5% of the value of its total assets at the time of any such borrowing, or mortgage, pledge or hypothecate its assets, except in an amount not exceeding 5% of its total assets taken at cost to secure such borrowing;

20. engage in the business of underwriting the securities of other issuers; or

21. invest in puts, calls, straddles or any combination thereof, except that the Portfolio may write covered call options on its Portfolio securities, the aggregate market value of which is limited to 50% of the Portfolio’s net assets, and the Portfolio may invest up to 5% of its assets in the purchase of put and call options including options on stock indices.

The policies set forth below are fundamental policies of each of the International Opportunities Fund and the China Opportunities Fund and may not be changed without approval of a majority of a Fund’s outstanding shares. Each of the International Opportunities Fund and the China Opportunities Fund individually may not:

1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities;

2. purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein;

3. issue senior securities, except as the Investment Company Act of 1940, any rule or order thereunder, or SEC staff interpretation thereof may permit;

4. concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in any one industry;

5. make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests;

4

6. borrow money, except as the Investment Company Act of 1940, any rule or order thereunder, or SEC staff interpretation thereof may permit; or

7. underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The policies set forth below may be changed by the Trust’s Board of Trustees without shareholder approval, all such changes being subject to applicable law. Each of the Emerging Growth Fund, the Micro-Cap Fund and the Small-Cap Opportunities Fund (formerly known as “Portfolios”) individually may not:

1. purchase, sell or invest in interests in oil, gas or other mineral leases; or

2. purchase, sell or invest in limited partnership interests in real estate, except that the Portfolio may purchase, sell or invest in marketable securities of companies holding real estate or interests in real estate, including real estate investment trusts; provided such investments do not exceed 10% of the Portfolio’s total assets.

The policies set forth below may be changed by the Trust’s Board of Trustees without shareholder approval, all such changes being subject to applicable law. Each of the International Opportunities Fund, the China Opportunities Fund and the Asia Opportunities Fund individually may not:

1. invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities;

2. sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short; or

3. purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of such restriction nor will a disposition of any securities be required.

Other Restrictions

Other investment restrictions are set forth in the Funds’ Prospectus and elsewhere in this SAI. In addition, each of the Emerging Growth Fund, the Micro-Cap Fund and the Small-Cap Opportunities Fund will not invest more than 10% of its total assets in “restricted securities” (meaning securities the resale of which is legally or contractually restricted, including repurchase agreements with maturities of seven days or more and securities that are not readily marketable).

Investment Strategies and Risks

The following information supplements the discussion of the Funds’ risk factors, discussed in the Funds’ Prospectus.

Cash Position.  As discussed in the Prospectus, when Oberweis Asset Management, Inc. (“OAM”) believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, a Fund’s cash or other similar investments may increase. Securities that the Funds may invest in as a means of receiving a return on idle cash include U.S. government obligations, certificates of deposit, commercial paper (rated prime 3 or better by Moody’s Investor Services, Inc., (“Moody’s”) or the equivalent), corporate debt securities (rated A or better by Moody’s or Standard & Poor’s Corporation) and repurchase agreements.

Repurchase Agreements.  Each Fund may enter into so-called “repurchase agreements,” whereby it purchases a security and the seller (a qualified bank or securities dealer) simultaneously commits to repurchase that security at a certain date at an agreed upon price, plus an agreed upon market rate of interest that is

5

unrelated to the coupon rate or date of maturity of the security. This technique offers a method of earning income on idle cash. In these transactions, the securities purchased by the Fund have, at all times, a total value in excess of the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. Certain costs may be incurred by a Fund in connection with the sale of the securities purchased by it if the seller does not repurchase them in accordance with the repurchase agreement. OAM will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements and will monitor the value of the underlying securities to ensure that additional securities are deposited by the seller if the value of the securities purchased decreases below the resale price at any time. Under the Investment Company Act of 1940 (the “1940 Act”), repurchase agreements may be considered loans by the Funds. Each of the Emerging Growth Fund, the Micro-Cap Fund and the Small-Cap Opportunities Fund is subject to restrictions on entering into repurchase agreements in excess of 25% of its total assets and on investing more than 5% of its total assets in repurchase agreements with maturities of seven days or more.

Options.  Selling (or Writing) Covered Call Options — Each Fund may write (sell) covered call options on its portfolio securities, the aggregate market value of which underlying securities is limited to 50% of the Fund’s net assets. A call option gives the buyer (holder) the right to purchase the underlying security at a specified price (the “exercise price”) within a certain time period. Where the writer (seller) of the option, in this case a Fund, already owns the underlying security, the call option is considered to be “covered.” The Fund will receive a premium, which is the market value of the option, when it writes (sells) a call option. The premium provides a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. In determining whether to write (sell) a covered call option on one of the Fund’s securities, OAM will consider the reasonableness of the anticipated premium in relation to the anticipated increase in market value of the underlying security over the option period. Although the writing (selling) of covered call options is believed by OAM to be a conservative investment technique that involves relatively little risk, risks involved in writing (selling) a covered call option include the possible inability to effect closing transactions at favorable prices and the inability to participate in any appreciation of the underlying security above the exercise price plus premium. The Fund may also be exposed to a possible price decrease in the underlying security that might otherwise have been sold while the Fund continues to hold such underlying security during the option period, although any such loss during such period would be reduced by the amount of the premium received. The Funds do not consider a security covered by a call to be “pledged” as that term is used in each Fund’s investment policy limiting the pledging or mortgaging of its assets.

Buying Put and Call Options — Each Fund may also invest up to 5% of its assets in the purchase of put and call options, primarily to minimize principal fluctuations. The Funds may enter into closing transactions, exercise their options or permit them to expire. The risks involved in purchasing put or call options include the possible loss of the premium.

The Funds may purchase put options on an underlying security owned by them. As the holder of a put option, a Fund would have the right to sell the underlying security at the exercise price at any time during the term of the option. While a Fund will not purchase options for leverage purposes, it may purchase put options for defensive purposes in order to protect against an anticipated decline (usually short-term) in the value of its securities. Such hedge protection is provided only during the life of the put option and only when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any additional decline in the security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Fund deems it desirable to continue to hold the security. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

Except as discussed below with respect to options on stock indices, each Fund has no current intention of purchasing put options at a time when the Fund does not own the underlying security; however, it reserves the right to do so. By purchasing put options on a security it does not own, the Fund would seek to benefit from a decline in the market price of the underlying security. If such a put option is not sold when it has remaining value, and if the market of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund would lose its entire investment in the put option (i.e., the entire premium

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paid by the Fund). In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Funds may also repurchase call options previously written on underlying securities they already own in order to preserve unrealized gains.

The Funds may also purchase call and put options on stock indices (“stock index options”) for the purpose, in part, of partially hedging against the risk of unfavorable price movements adversely affecting a Fund’s securities or securities the Fund intends to buy and each Fund may sell stock index options in related closing transactions.

The principal uses of stock index options would be to provide a partial hedge for a portion of a Fund’s investment securities, and to offer a cash management tool. Purchasing stock index options could provide an efficient way to implement a partial decrease in portfolio market exposure in response to changing market conditions. Although techniques other than the purchase of options could be used to hedge a Fund’s investments, the Funds may be able to hedge their exposure more effectively, and perhaps at a lower cost, through the use of stock index options.

The Funds propose to invest only in stock index options for which the underlying index is a broad market index such as the Standard & Poor’s Index, the Major Market Index, or the Russell 2000 Index. The Funds would propose to purchase broad stock index options only if they are listed on a national securities exchange and traded, in the opinion of the Funds’ investment adviser, with some significant volume.

A Fund will not enter into a stock index option if, as a result thereof, more than five percent (5%) of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to options, whether options on individual securities or options on stock indices.

There are several risks in connection with the Funds’ use of stock index options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the stock index options and movements in the prices of securities held by the Funds. Successful use of stock index options by the Funds for hedging purposes is also subject to the Funds’ adviser’s ability to correctly predict movements in the direction of the market. In addition, due to market distortions, the price movements of the stock index options might not correlate perfectly with price movements in the underlying stock index. Increased participation by speculators in the options market might also cause temporary price distortions.

The ability to establish and close out positions on options will be subject to the liquidity of the index options market. Absence of a liquid market on an exchange may be due to: (i) insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions, or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as severe stock market fluctuations, interrupting normal exchange operations; (v) inadequacy of an exchange’s or a clearing corporation’s facilities to handle increased trading volume; or (vi) discontinuance of the trading of options (or a particular class or series of options) by an exchange, for economic or other reasons. Higher than anticipated trading activity or other unforeseen events also could cause an exchange or clearing corporation to institute special procedures which may interfere with the timely execution of customers’ orders.

Stock index options may be closed out only on an exchange which provides a market for such options. For example, OEX stock index options currently can be purchased or sold only on the Chicago Board Options Exchange (“CBOE”). Although the Funds intend to purchase or sell stock index options only on exchanges where there appear to be active markets, there is no assurance that a liquid market will exist for any particular options contract at any particular time. In such event, it might not be possible to close a stock index option position.

Lending of Securities.  The Funds may lend their investment securities in an amount up to 30% of its total assets (including value of collateral received) to qualified institutional investors who need to borrow securities in order to complete certain transactions. By lending its investment securities, a Fund attempts to increase its income through the receipt of interest on the loan. While the securities are being lent, the Funds

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will continue to receive the equivalent of any dividends or interest paid by the issuer thereof as well as interest on the collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may lend its portfolio securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms and the structure of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the “Commission”) thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times of not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan or its collateral (which may include the Fund investing any cash collateral in interest-bearing short-term investments), any dividends and distributions paid on the loaned securities and any increase in their market value, and (e) while voting rights on the loaned securities may pass to the borrower, the Board of Trustees be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

As with any extension of credit, portfolio security loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the loaned securities or foreclosure against the collateral. Each Fund will consider on an ongoing basis the creditworthiness of the borrowers to which it makes portfolio security loans.

Foreign Securities.  Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based upon the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

China Securities.  For the China Opportunities Fund and investments by the International Opportunities Fund in China, investing in securities of issuers in The People’s Republic of China, Hong Kong or Taiwan (collectively, referred to as “China”) involves special risks. First, the Fund’s investment focus on that region makes the Fund particularly subject to political, social, or economic conditions experienced in that region. Second, The People’s Republic of China and Taiwan constitute so-called “developing” or “emerging” economies and markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition to the risks of investing in China discussed in the Prospectus, investors should know that China’s securities markets have less regulation, are substantially smaller, less liquid and more volatile than the

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securities markets of more developed countries. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

Emerging Markets Companies.  The Emerging Growth Fund, the China Opportunities Fund (as discussed above) and the International Opportunities Fund may invest in securities of issuers in developing or emerging markets. Developing countries lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates, (ii) high levels of inflation, including hyperinflation, (iii) high levels of unemployment or underemployment, (iv) changes in government economic and tax policies, including confiscatory taxation, and (v) imposition of trade barriers.

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate with the opposition parties pressuring the government to use its funds for social programs rather than making payments to foreign creditors. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations or have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden change in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in may cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Warrants.  Each Fund may invest no more than 5% of its total assets in warrants, and of that amount, no more than 2% of total assets may be invested in warrants that are listed on neither the New York Stock Exchange nor the American Stock Exchange. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Real Estate Investment Trusts.  Each Fund may invest in real estate investment trusts (“REITs”). REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic

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conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of a Fund’s investment in that REIT. Each Fund may invest no more than 10% of its total assets in REITs. Each Fund does not currently intend, however, to invest in REITs to the extent that more than 5% of its total assets will be invested in REITs during the current year.

Short Sales.  Each Fund may make short sales against the box. A short sale “against the box” is a short sale in which a Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. Each Fund does not currently intend to engage in short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

Each of the International Opportunities Fund and the China Opportunities Fund may make short sales if it “covers” the securities sold short with cash or other liquid securities.

Equity-Linked Certificates.  The Emerging Growth Fund and China Opportunities Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates, also referred to as Participatory Notes, generally are issued by banks or broker-dealers and are promissory notes that are designed to offer a return linked to the performance of a particular underlying foreign equity security or market. Each Fund may invest in equity-linked certificates linked to the performances of foreign securities in countries in which the Fund may invest, including, as applicable, but not limited to China and to a lesser extent, India. The return on an equity-linked certificate that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of an equity-linked certificate typically does not receive voting rights as it would if it directly owned the underlying security. Equity-linked certificates constitute direct, general and unsecured contractual obligations of the banks or broker-dealers that issue them, which therefore subjects the Fund to counterparty risk, as discussed below.

Investments in equity-linked certificates involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that there will be a trading market for an equity-linked certificate or that the trading price of an equity-linked certificate will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. As the purchaser of an equity-linked certificate, a Fund is relying on the creditworthiness of the counterparty issuing and/or guaranteeing the equity-linked certificate and has no rights under an equity-linked certificate against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, a Fund would lose its investment. The risk that a Fund may lose its investment due to the insolvency of a counterparty may be amplified because the Fund may purchase equity-linked certificates issued by as few as one issuer. Equity-linked certificates also include transaction costs in addition to those applicable to a direct investment in foreign securities.

Due to liquidity and transfer restrictions, the secondary markets on which equity-linked certificates are traded may be less liquid than the markets for other securities, or may be completely illiquid, which may lead to the absence of readily available market quotations for securities in a Fund’s portfolio and which may also lead to delays in the redemption of Fund shares. In addition, the ability of a Fund to value its securities becomes more difficult and the judgment in the application of fair value procedures may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

The price of an equity-linked certificate is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked certificate by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such certificates therefore may be considered to have speculative elements. However, equity-linked certificates are also dependent on the individual credit of the issuer of the certificate, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the certificate.

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Equity-linked certificates are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of OAM to evaluate the creditworthiness of the issuer and/or guarantor, the underlying security, any collateral features of the certificate, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked certificates refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the certificate is issued, in the event of default, a Fund may incur additional expenses in seeking recovery under an equity-linked certificate, and may have more limited methods of legal recourse in attempting to do so.

As with any investment, a Fund can lose the entire amount it has invested in an equity-linked certificate. The secondary market for equity-linked certificates may be limited. The lack of a liquid secondary market and restrictions on available purchasers may have an adverse effect on the ability of a Fund to accurately value the equity-linked certificates in its portfolio, and may make disposal of such securities more difficult for the Fund.

Convertible Securities and Preferred Stocks.  Each Fund may invest in convertible securities and preferred stocks. There are no restrictions on the credit quality of the convertible securities and preferred stocks in which the Funds may invest and the Funds may invest in convertible securities and preferred stocks that are not rated or that are below investment grade.

A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Arbitrage.  The Funds have no current intention to engage in arbitrage (meaning the simultaneous purchase and sale of the same security in different markets but not on the purchase of call and put options on stock indices).

Cyber Security Risk.  Investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber security attacks affecting a Fund or its adviser, custodian, transfer agent or other third party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such issuers to lose value.

Portfolio Turnover.  OAM buys and sells securities for each Fund to accomplish its investment objective. The frequency of portfolio transactions, the Fund’s turnover rate, will vary from year to year depending on market conditions.

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The Emerging Growth Fund’s turnover during the years ended December 31, 2016, 2015 and 2014 was 126%, 200% and 95%, respectively; the Micro-Cap Fund’s turnover during the years ended December 31, 2016, 2015 and 2014 was 102%, 133% and 141%, respectively; the Small-Cap Opportunities Fund’s turnover during the years ended December 31, 2016, 2015 and 2014 was 150%, 134% and 107%, respectively; the International Opportunities Fund’s turnover during the years ended December 31, 2016, 2015 and 2014 was 139%, 214% and 212%, respectively; and the China Opportunities Fund’s turnover during the years ended December 31, 2016, 2015 and 2014 was 125%, 81% and 127%, respectively. A higher portfolio turnover rate (over 100%) may cause a Fund to pay higher transaction expenses, including more commissions and markups, and also may result in quicker recognition of capital gains, resulting in more capital gains distributions, including net short-term capital gain distributions, which are taxable to Shareholders as ordinary income.

MANAGEMENT OF THE TRUST

The Trustees and Officers of the Trust, their ages and their principal occupations during the past five (5) years, their affiliations, if any, with OAM or Oberweis Securities, Inc. (“OSI”) and other significant affiliations are set forth below. The address of each Trustee and Officer is 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

Trustees of the Trust

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Non-Interested Trustees
Katherine Smith Dedrick (60)	Trustee	Trustee since November, 2004(1)	President—Smith-Dedrick Properties, Inc., December, 2016 to present; President—KSD Law PC, September, 2015 to present; President—KSD Global Consulting Inc., August, 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to March, 2016; President — Aggressive Publishing, Inc., 2010 to present; Partner — Childress Duffy, Ltd, April, 2007 to August, 2015; Member—Risk Worldwide LLC, 2007 to 2016.	6	None
Gary D. McDaniel (69)	Trustee	Trustee since April, 2004(1)	Independent Consultant; Chairman and CEO Star Packaging, 2012 – 2013; Senior Vice President/General Manager of Exopack Holding Corp. 2008 – 2010.	6	None
James G. Schmidt (70)	Trustee	Trustee since December, 2003(1)	Senior Vice President and Chief Financial Officer — Federal Heath Sign Co., May, 2003 to present.	6	None
Interested Trustee
James D. Oberweis (70)	Trustee(2)	Trustee since July, 1986(1)	Illinois State Senator, January 2013 to present; Chairman of the Board — Oberweis Dairy, Inc., 1986 to present; Chairman of the Board — Diamond Marketing Solutions, November 2009 to January 2014.	6	None

(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Trust until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or a successor to such trustee, and until the election and qualification of his successor, if any, elected at such a meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Trust since he is a shareholder of OAM, the Funds’ investment adviser. James D. Oberweis is the father of James W. Oberweis, President and Portfolio Manager of the Trust and President of OAM and OSI.

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Officers of the Trust

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
James W. Oberweis (43)	President	Officer Since August, 1996(1)	Chairman, February, 2008 to present, President and Director— Oberweis Asset Management, Inc., September, 2001 to present and Portfolio Manager from December, 1995 to present (held other officer positions from 1995 – September, 2001); President and Director — Oberweis Securities, Inc., September, 1996 to present; Chairman — Oberweis Asset Management (Asia) Limited, March, 2007 to present; Chairman — Oberweis Asset Management UK Limited, July, 2014 to present.	Not Applicable	Not Applicable
Patrick B. Joyce (57)	Executive Vice President, Treasurer and Chief Compliance Officer	Officer since October, 1994(1)	Executive Vice President, Secretary, Chief Compliance Officer and Director — Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director — Oberweis Securities, Inc., September, 1996 to present; Director — Oberweis Asset Management (Asia) Limited, March, 2007 to present; Director — Oberweis Asset Management UK Limited, July, 2014 to present.	Not Applicable	Not Applicable
David I. Covas (42)	Vice President	Officer since August, 2004(1)	Vice President—Oberweis Asset Management, Inc., September, 2003 to present; Vice-President — Oberweis Securities, Inc., January, 2004 to present; Registered Representative, July, 1997 to present.	Not Applicable	Not Applicable
Kenneth S. Farsalas (46)	Vice President	Officer since August, 2009(1)	Director of US Equities, January 2008 to present, Vice President and Portfolio Manager, November 2004 to present—Oberweis Asset Management, Inc.	Not Applicable	Not Applicable
Eric V. Hannemann (44)	Secretary	Officer since August, 2005(1)	Vice President of Accounting — Oberweis Asset Management, Inc., and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	Not Applicable

(1)	Officers are elected annually by the Board of Trustees.

Officers’ Roles with OSI, the Trust’s Principal Distributor

James W. Oberweis	President and Director
Patrick B. Joyce	Executive Vice President, Director and Chief Financial Officer
David I. Covas	Vice President
Eric V. Hannemann	Vice President of Accounting

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Trustee Experience and Qualifications

The following is a summary of the experience, qualifications, attributes and skills of each trustee that support the conclusion, as of the date of this SAI, that each trustee should serve as a trustee in light of the Trust’s business and structure. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Katherine Smith Dedrick.  Ms. Smith Dedrick has been a trustee of the Trust since November 2004. She is a practicing attorney and has been the President of Smith-Dedrick Properties, Inc., KSD Law PC and KSD Global Consulting, Inc. since December 2016, September 2015 and August 2015, respectively. She was a partner with Childress Duffy, Ltd. from April 2007 to August 2015, had been a member of Risk Worldwide LLC from 2007 to 2016, and had been an Executive Committee member of Risk Worldwide NZ Ltd from 2011 to March 2016. She has also been the President of Aggressive Publishing, Inc. since 2010. She was previously a partner with Levenfeld Pearlstein, LLC from January 2005 to April 2007 and a partner with Hinshaw & Culbertson from 1985 to January 2005. In addition to her law degree, Ms. Smith Dedrick has an MBA from the University of Chicago.

Gary D. McDaniel.  Mr. McDaniel has served as a trustee of the Trust since April 2004 and from 1986 to 1991. He was Senior Vice President/General Manager of Exopack Holding Corp. from 2008 to 2010 and Vice President/General Manager of the Flexible Packaging Group of Smurfit Stone Container from March 1988 to 2007 and Chairman of the Flexible Packaging Association in 1998. He served on the Board of Oliver-Tolas Products, LLC from January 2007 to December 2012, Charter NEX Performance Films, LLC from January 2010 to December 2014 and was the Chairman and CEO of Star Packaging Corp. from December 2012 to December 2013. He also has an MBA from the University of Chicago.

James D. Oberweis.  Mr. Oberweis has been a trustee of the Trust since July 1986. He previously served as portfolio manager of the Domestic Funds and in various officer roles with the Trust. He is an owner and the Chairman of the Board of Oberweis Dairy, Inc. Mr. Oberweis is the founder of the Adviser and served as director from September 1994 to February 2008 and as its Chairman from September 2001 to February 2008 and in various other roles since the firm’s inception. Mr. Oberweis previously wrote a newsletter on emerging growth companies and was the creator of The Oberweis Octagon. He is currently an Illinois state senator. He also serves on the boards of Northern Illinois Food Bank and the Oberweis Foundation. He previously served as Chairman of the Board of Diamond Marketing Solutions from November 2009 to January 2014 and on the boards of Colborne Foodbotics and Third Millennium (a family real estate partnership). He also has an MBA from the University of Chicago.

James G. Schmidt.  Mr. Schmidt has served as a trustee of the Trust since December 2003 and from 1988 to 1991 and as Chairman of the Audit Committee since February 2004. He has been Senior Vice President and Chief Financial Officer of Federal Heath Sign Co. since May 2003. He was previously Vice President Finance of the Federal Sign Division of Federal Signal from 1991 to 2003, Vice President Finance of Roney-Oatman from 1989 to 1991 and Vice President-Finance of The Interlake Corporation from 1986 to 1989. The Board of the Trust has determined that Mr. Schmidt is an “audit committee financial expert” as defined by the SEC. He also has an MBA from the University of Chicago.

Board Structure

The Trust’s Board of Trustees manages the business affairs of the Trust. The trustees establish policies and review and approve contracts and their continuance. The trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board is comprised of four trustees, three of whom are independent trustees. Although the trustees have not appointed a chairperson from among them, Mr. Oberweis, an interested trustee, typically presides at meetings of the Board. The non-interested trustees also have not appointed a lead non-interested trustee from among them. The Board has established three standing committees: an Audit Committee, a Nominating Committee and a Pricing Committee. Each of the Audit Committee and the Nominating Committee is comprised of all three non-interested trustees. All of the trustees are members of the Pricing Committee. The Audit Committee recommends the selection of an independent registered public accounting firm for the Trust; reviews with such

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independent registered public accountants the planning, scope and results of their audit of the Funds’ financial statements and the fee for services performed; reviews financial statements of the Funds; and receives audit reports. The Nominating Committee is responsible for the identification and recommendation of individuals for Board membership. The Pricing Committee is responsible for determining the fair value of illiquid securities, securities for which market quotations are not readily available, and securities for which current market values may be unreliable, subject to conformance with the Trust’s Procedures for Valuing Securities and with Board oversight. The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust’s activities, including, among others, Fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

The Audit Committee held one meeting in 2016.

The Nominating Committee did not meet in 2016. The Nominating Committee has established procedures for shareholders to submit recommendations for names to the Board. Recommendations for Board candidates should be submitted directly to the Nominating Committee of the Trust, care of the Trust, 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

The Pricing Committee held five meetings in 2016.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least an annual basis, the Board receives a report from the CCO regarding the effectiveness of the Trust’s compliance program and the CCO meets separately with the non-interested trustees in executive session. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds, as well as valuation reports and any issues related to portfolio compliance. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Trustee Compensation

Effective January 1, 2017, the Trust pays each Trustee of the Trust who is not also affiliated with OAM and/or OSI for such services an annual fee of $19,000, plus $4,000 for attendance at a meeting of the Board of Trustees and $2,000 for attendance at a meeting of the Audit Committee. The Trust pays the Chairman of the Audit Committee an additional $2,000 annually. Prior to January 1, 2017, the fee for attendance at a meeting of the Board of Trustees was $3,000.

The Trust reimburses travel and other expenses incurred by its non-interested Trustees for each such meeting attended. Trustees and officers of the Trust who are affiliated with OAM and/or OSI and officers of the Trust will receive no compensation or reimbursement from the Trust for acting in those capacities. However,

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Trustees and officers of the Trust who are affiliated with OAM and/or OSI may directly or indirectly benefit from fees or other remuneration received from the Trust by OAM and/or OSI. Regular meetings of the Board of Trustees are held quarterly and the audit committee holds at least one meeting during each year.

The following table sets forth the compensation received from the Trust for the fiscal year ended December 31, 2016 by the non-interested trustees.

Trustee — Investor Class	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation
Katherine Smith Dedrick	$33,000	0	0	$33,000
Gary D. McDaniel	$33,000	0	0	$33,000
James G. Schmidt	$35,000	0	0	$35,000

Name of Trustee and Dollar Range of Fund Shares Owned — December 31, 2016

	Interested Trustee	Non-Interested Trustees
Name of Fund — Investor Class	James D. Oberweis*	Katherine S. Dedrick	Gary D. McDaniel	James G. Schmidt
Emerging Growth Fund	Over $100,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000
Micro-Cap Fund	Over $100,000	$1 – $10,000	None	None
Small-Cap Opportunities Fund	Over $100,000	None	None	None
International Opportunities Fund	$1 – $10,000	$50,001 – $100,000	None	$10,001 – $50,000
China Opportunities Fund	Over $100,000	$10,001 – $50,000	Over $100,000	$50,001 – $100,000
Aggregate Dollar Range of Fund Shares Owned	Over $100,000	Over $100,000	Over $100,000	Over $100,000

*	Includes shares held by OAM, of which Mr. Oberweis is a controlling shareholder.

As of March 31, 2017, the officers and Trustees of the Trust as a group owned of record or beneficially 4.32%, 2.51%, 9.96%, 0.03%, 3.87%, of the then outstanding Investor Class shares of the Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, International Opportunities Fund and China Opportunities Fund, respectively. As of the same date, the officers and Trustees did not own any Institutional Class shares of any applicable Fund because the Institutional Class had not commenced operations as of such date.

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PRINCIPAL HOLDERS OF SECURITIES

The Trust is aware of the following person(s) owning of record or beneficially more than 5% of the outstanding Investor Class shares of the respective Funds as of March 31, 2017.

Name & Address of Owner	% Owned	Type of Ownership
Emerging Growth Fund
Charles Schwab & Co., Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	7.65%	Record
Micro-Cap Fund
Charles Schwab & Co., Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	26.44%	Record
TD Ameritrade Inc. For the Exclusive Benefit of Our Customers P.O. Box 2226 Omaha, NE 68103	8.88%	Record
Small-Cap Opportunities Fund
Capital Bank Trust Co. Trustee FBO Oberweis Dairy Inc. 401(k) PSP 8515 E. Orchard Road Greenwood Village, CO 80111	7.77%	Beneficial
NFS LLC FEBO Linda D. Friedman 303 W. Madison St., Suite 2600 Chicago, IL 60606	5.27%	Beneficial
International Opportunities Fund
Charles Schwab & Co., Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	30.61%	Record
TD Ameritrade Inc. For the Exclusive Benefit of Our Customers P.O. Box 2226 Omaha, NE 68103	5.39%	Record
Calhoun Co. CO Comerica Bank P.O. Box 75000 Detroit, M1 48275	5.82%	Record
China Opportunities Fund
Charles Schwab & Co., Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	26.82%	Record
TD Ameritrade Inc. For the Exclusive Benefit of Our Customers P.O. Box 2226 Omaha, NE 68103	11.08%	Record

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MANAGEMENT

The Trust’s investment adviser, since October 1, 1994, is Oberweis Asset Management, Inc. (“OAM”), an investment adviser based in Lisle, Illinois. James W. Oberweis is a controlling shareholder of OAM and serves as Chairman of the Board, director and the President of OAM. The principal nature of James W. Oberweis’ business is investment advisory and securities brokerage services. James D. Oberweis is also a controlling shareholder of OAM. James D. Oberweis is currently an Illinois state senator. Patrick B. Joyce is a shareholder of OAM and serves as a director, Executive Vice President, Chief Financial Officer and Chief Compliance Officer of OAM. The principal business of Patrick B. Joyce is investment advisory and securities brokerage services. For additional details concerning OAM, see the Funds’ Prospectus under the heading “Management of the Funds.” Pursuant to written contracts between the Trust and OAM, OAM is responsible for managing the investment and reinvestment of each Fund’s assets, determining in its discretion the securities to be purchased or sold and the portion of the Fund’s assets to be held uninvested, providing the Trust with records concerning OAM’s activities which the Trust is required to maintain under applicable law, and rendering regular reports to the Trust’s Trustees and officers concerning Fund responsibilities. OAM’s investment advisory services to the Trust are all subject to the supervision of the Trustees, and must be in compliance with the investment objectives, policies and restrictions set forth in the Funds’ Prospectus and this SAI and with applicable laws and regulations. In addition, OAM is authorized to select broker-dealers, including OSI, that may execute purchases and sales of the securities for the Funds. (See “Portfolio Transactions.”)

James W. Oberweis, portfolio manager of the Funds, is responsible for the day-to-day management of each Fund (with the exception of the International Opportunities Fund) and other accounts. As of December 31, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	86	$184,415,506	None	None

Kenneth S. Farsalas, co-portfolio manager of the Micro-Cap and Small-Cap Opportunities Funds, is responsible for the day-to-day management of those Funds and other accounts. As of December 31, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	9	$1,020,553.76	None	None

Ralf A. Scherschmidt, portfolio manager of the International Opportunities Fund, is primarily responsible for the day-to-day management of that Fund and other accounts. As of December 31, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$660,232,209	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	16	$974,469,028	None	None

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Barry Wang, co-portfolio manager of the China Opportunities Fund, is primarily responsible for the day-to-day management of that Fund and other accounts. As of December 31, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	0	$0	None	None

As indicated in the above table, the Funds’ portfolio managers are responsible for the day to day management of other accounts, including other accounts with investment strategies similar to the Funds. Those accounts include separately managed accounts and the personal/proprietary accounts of the Funds’ portfolio managers. The fees earned by OAM for managing client accounts may vary among those accounts. In addition, the Funds’ portfolio managers may personally invest in the Funds. These factors could create conflicts of interest because the Funds’ portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Funds. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Funds are not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Funds.

However, OAM believes that these risks are mitigated by the fact that accounts with the investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, OAM has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

Mr. Oberweis’s compensation consists of a base, an incentive-based fee and equity ownership in OAM. The incentive reward is based on revenues of the firm’s Global Small-Cap strategy, which includes the Emerging Growth Fund, as well as the overall performance of the firm. As the firm’s largest shareholder, Mr. Oberweis benefits from his equity ownership in OAM.

As of December 31, 2016, the dollar range of equity securities in each Fund for which James W. Oberweis is the portfolio manager beneficially owned by him was: Emerging Growth Fund — over $1,000,000; Micro-Cap Fund — $500,001 – $1,000,000; Small-Cap Opportunities Fund — $100,001 – $500,000; and China Opportunities Fund — over $1,000,000. Includes shares held by OAM and OSI, of which Mr. Oberweis is a controlling shareholder.

Mr. Farsalas’s compensation consists of a base, an incentive-based fee and equity ownership in OAM. Most of the incentive reward is quantitatively defined in advance and is based on a combination of the performance of the Domestic Funds in relation to their respective benchmarks (the Russell 2000 Growth Index for the Small-Cap Opportunities Fund and the Russell Micro-Cap Growth Index for the Micro-Cap Fund) and the revenues of the domestic strategies. To ensure long-term commitment, Mr. Farsalas benefits from equity ownership in OAM.

As of December 31, 2016, the dollar range of equity securities in each Fund for which Mr. Farsalas is the portfolio manager beneficially owned by him was: Micro-Cap Fund — $50,001 – $100,000 and Small-Cap Opportunities Fund — $100,001 – $500,000.

Mr. Scherschmidt’s compensation consists of a base, an incentive-based fee and equity ownership in OAM. Most of the incentive reward is quantitatively defined in advance and is based on a combination of the International Opportunities Fund’s performance in relation to its benchmark (the MSCI World ex-U.S. Small Cap Growth Index) and the International Opportunities strategy’s revenues. To ensure long-term commitment, Mr. Scherschmidt benefits from equity ownership in OAM.

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As of December 31, 2016, the dollar range of equity securities in the International Opportunities Fund beneficially owned by Mr. Scherschmidt was: $500,001 – $1,000,000.

Mr. Wang’s compensation consists of a base and an incentive-based fee. The incentive fee is computed based on the revenues of the China Opportunities Fund, as well as the performance of this Fund.

As of December 31, 2016, the dollar range of equity securities in the China Opportunities Fund beneficially owned by Mr. Wang was: None.

The investment adviser is obligated to pay the salaries and fees of any officers of the Trust as well as the Trustees of the Trust who are interested persons (as defined in the 1940 Act) of the Trust, who are employed full time by the investment adviser to perform services for the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds under the Investment Advisory Agreement and for the China Opportunities Fund and the International Opportunities Fund under their respective Investment Advisory and Management Agreements.

As compensation for its investment advisory services, OAM receives from the Emerging Growth Fund at the end of each month a fee at an annual rate equal to .45% of the first $50 million of the average daily net assets of the Fund and .40% of the average daily net assets of the Fund in excess of $50 million, from the Micro-Cap Fund at the end of each month a fee at the annual rate of .60% of the average daily net assets of the Fund, and from the Small-Cap Opportunities Fund at the end of each month a fee at the annual rate of .40% of the average daily net assets of the Fund. As compensation for its investment advisory and management services, OAM receives from each of the China Opportunities Fund, the International Opportunities Fund and the Asia Opportunities Fund at the end of each month a fee at an annual rate of 1.25% of the average daily net assets of the respective Fund.

For the years ended December 31, 2016, 2015 and 2014, the advisory fees incurred by the Emerging Growth Fund and payable to OAM were $215,731, $261,255 and $271,960, respectively. For the years ended December 31, 2016, 2015 and 2014, the advisory fees incurred by the Micro-Cap Fund and payable to OAM were $326,981, $181,641 and $283,092, respectively. For the years ended December 31, 2016, 2015 and 2014, the advisory fees incurred by the Small-Cap Opportunities Fund and payable to OAM were $36,170, $45,489 and $35,553, respectively. Pursuant to an Expense Limitation Agreement, OAM reimbursed the Oberweis Small-Cap Opportunities Fund $35,241, $146 and $15,905, for the years ended December 31, 2016, 2015 and 2014, respectively. For the years ended December 31, 2016, 2015 and 2014, the advisory and management fees incurred by the International Opportunities Fund were $9,867,622, $6,956,791 and $4,834,630, respectively. Pursuant to an Expense Limitation Agreement, OAM reimbursed the International Opportunities Fund $1,678,816, $1,402,533 and $1,110,667, for the years ended December 31, 2016, 2015 and 2014, respectively. For the years ended December 31, 2016, 2015 and 2014, the advisory and management fees incurred by the China Opportunities Fund and payable to OAM were $1,289,333, $1,785,716 and $2,499,189, respectively.

OAM also provides the Trust with non-investment advisory, management and administrative services pursuant to a Management Agreement with respect to the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds. These services are provided to the International Opportunities Fund and the China Opportunities Fund pursuant to their respective Investment Advisory and Management Agreements. OAM is responsible under such agreements for providing the Trust with those management and administrative services which are reasonably necessary for conducting the business affairs of the Trust, with the exception of investment advisory services (with respect to the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds), and distribution of each Fund’s shares and shareholder services, which are subject to the Trust’s Rule 12b-1 Plan. (See “Distribution Plan and Agreement.”) In addition, OAM provides the Trust with office space and basic facilities for management of the Trust’s affairs, and bookkeeping, accounting, record keeping and data processing facilities and services.

OAM is responsible for preparing and updating the Trust’s SEC registration statement and state filings, tax reports to shareholders and similar documents. OAM pays the compensation of all officers and personnel of the Trust for their services to the Trust as well as the Trustees of the Trust who are interested persons of the Trust. OAM also provides information and certain administrative services to shareholders of each Fund. These services include, among other things, transmitting redemption requests to the Trust’s Transfer Agent and transmitting the proceeds of redemption of shares of the Trust pursuant to a shareholder’s instructions when

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such redemption is effected through OAM; providing telephone and written communications with respect to its shareholders’ account inquiries; assisting its shareholders in altering privileges and ownership of their accounts; and serving as a source of information for its existing shareholders in answering questions concerning the Trust and their transactions with the Trust.

For its services under the Management Agreement, OAM is paid by the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds on a monthly basis an annual management fee equal to .40% of the average daily net assets of each Fund. OAM will bear all expenses in connection with the performance of its services to each of the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds under the Management Agreement. The Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds are responsible for all other expenses. However, an Expense Limitation Agreement provided that OAM was obligated to reimburse the Emerging Growth, Micro-Cap and Small-Cap Opportunities Funds for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year through April 30, 2017, including the management and advisory fees, exceed the following amounts expressed as a percentage of the Fund’s average daily net assets:

Investor Class
2.0% of the first $25,000,000; plus
1.8% of the next $25,000,000; plus
1.6% of average daily net assets in excess of $50,000,000.

For the period May 1, 2017 through April 30, 2018, the following expense limits are in place for the Emerging Growth and Micro-Cap Funds:

Investor Class	Institutional Class
1.8% of the first $50,000,000; plus	1.55% of the first $50,000,000; plus
1.6% of average daily net assets in excess of $50,000,000.	1.35% of average daily net assets in excess of $50,000,000.

For the period May 1, 2017 through April 30, 2018, the Small-Cap Opportunities Fund’s expense limits are 1.55% and 1.30% for the Investor Class and Institutional Class shares, respectively.

Similarly, pursuant to an Expense Limitation Agreement, OAM was obligated to reimburse the China Opportunities Fund for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year through April 30, 2017, including the management and advisory fees, exceed 2.49% of the Fund’s average daily net assets attributable to the Investor Class shares. For the period May 1, 2017 through April 30, 2018, the China Opportunities Fund’s expense limits are 2.24% and 1.99% for the Investor Class and Institutional Class shares, respectively. Pursuant to an Expense Limitation Agreement, OAM is obligated to reimburse the International Opportunities Fund for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year, including the management and advisory fees, exceed 1.60% or 1.35% of the Fund’s average daily net assets.

Excluded from the calculation of ordinary operating expenses are expenses such as interest, taxes and brokerage commissions and extraordinary items such as litigation costs. Any such reimbursement is computed and accrued on a daily and settled on a monthly basis based upon the expenses and average net assets computed through the last business day of the month. As of the end of the Trust’s fiscal year, the aggregate amounts of reimbursement, if any, by OAM to a Fund in excess of the amount necessary to limit the operating expenses on an annual basis to said expense limitation shall be refunded to OAM. In no event will OAM be required to reimburse a Fund in an amount exceeding its management and investment advisory fees.

For the years ended December 31, 2016, 2015 and 2014, management fees incurred by the Emerging Growth Fund and payable to OAM were $191,761, $236,255 and $246,960, respectively. For the years ended December 31, 2016, 2015 and 2014, the management fees incurred by the Micro-Cap Fund and payable to OAM were $217,987, $121,094 and $188,728, respectively. For the years ended December 31, 2016, 2015 and, 2014, the management fees incurred by the Small-Cap Opportunities Fund and payable to OAM were $36,170, $45,489 and $35,553, respectively.

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DISTRIBUTION PLAN AND AGREEMENT

Oberweis Securities, Inc., 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532, an affiliate of OAM and the Trust, acts as the primary distributor of each Fund’s shares and as the primary shareholder servicing agent for each Fund. As discussed in the Funds’ Prospectus under the heading “Distribution of Shares,” the Trust has adopted a Plan of Distribution (the “Distribution Plan”) and a Distribution and Shareholder Service Agreement (the “Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act (collectively the “Plan and Agreement”) under which the Trust compensates OSI in connection with the distribution of the Investor Class shares of each Fund and for shareholder servicing. The Trust pays OSI a monthly distribution and shareholder servicing fee at an annual rate of .25% of the average daily net assets of each Fund’s Investor Class and may also reimburse certain out of pocket costs incurred by OSI for shareholder services provided to the Trust. The Institutional Class shares do not have a distribution plan and do not pay 12b-1 fees.

The Distribution Plan is a “compensation type” plan, which means that OSI may receive compensation that is more or less than the actual expenditure made. OSI is, however, required to provide the Trustees with quarterly listings of all expenditures under the Plan and Agreement.

Pursuant to the Plan and Agreement, OSI has agreed, directly or through other firms, to advertise and promote the Trust and provide information and services to existing and potential shareholders. These services include, among other things, processing new shareholder account applications; converting funds into or advancing federal funds for the purchase of shares of the Trust as well as transmitting purchase orders to the Trust’s Transfer Agent; transmitting redemption requests to the Trust’s Transfer Agent and transmitting the proceeds of redemption of shares of the Trust pursuant to a shareholder’s instructions; providing telephone and written communications with respect to shareholder account inquiries and serving as the primary source of information for existing and potential shareholders in answering questions concerning the Trust and their transactions with the Trust; and providing literature distribution, advertising and promotion as is necessary or appropriate for providing information and services to existing and potential shareholders.

OSI may be reimbursed monthly by each Fund for certain out-of-pocket costs in connection with its services as shareholder service agent, including such costs as postage, data entry, modification and printout, stationery, tax forms and all other external forms or printed material, but not including overhead. Although there is no limitation on the amount of such costs that may be reimbursed under the Plan and Agreement, such costs must be actual, out-of-pocket costs, and the total amount of 12b-1 fees, including reimbursement of such costs, is included in the total expenses of the Fund, subject to the expense limitation based on average daily net assets of each Fund. OSI will furnish with each monthly statement for such reimbursement a written listing of the expenditures on behalf of each Fund and their purpose. OSI compensates its account executives for servicing and administering a shareholder’s account.

The Plan and Agreement provides that OSI may appoint various broker-dealer firms to assist in providing distribution services for the Trust, including literature distribution, advertising and promotion, and may appoint broker-dealers and other firms (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services for their clients as shareholders of the Trust under related service agreements. To provide these services, these firms will furnish, among other things, office space and equipment, telephone facilities, and personnel as is necessary or beneficial for providing information and services related to the distribution of the Funds’ shares to OSI in servicing accounts of such firms’ clients who own shares of the Trust.

The Plan provides that the Trust’s asset-based sales charges (as defined in the Rules of the Financial Industry Regulatory Authority (“FINRA”)) shall not exceed those permitted by FINRA Rule 2341. Further, as permitted by the FINRA Rules, the Emerging Growth Fund has elected to calculate its permissible amount of asset-based sales charges on new gross sales of the Fund since the Fund’s inception.

The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan and Agreement will benefit the Funds and their shareholders. If the sizes of the Funds are increased rapidly, fixed expenses will be reduced as a percentage of each shareholder’s investment. The 12b-1 expenses will also provide OSI and others an incentive to promote the Funds and to offer individual shareholders prompt and efficient services.

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As required by Rule 12b-1, the Plan and Agreement were approved by the Board of Trustees, including a majority of Trustees who are not interested persons, as defined in the 1940 Act, of the Trust, who are not parties to the Distribution and Shareholder Service Agreement and who have no direct or indirect financial interest in the operation of the Plan.

Unless terminated earlier as described below, the Plan and Agreement will continue in effect from year to year if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Plan and Agreement (or have a direct or indirect financial interest in the operation thereof) and who are not interested persons of the Trust. The Plan may be terminated with respect to the Trust or a Fund at any time by (1) a vote of a majority of the Trustees who are not interested persons of the Trust, who are not parties to the Distribution and Shareholder Service Agreement and who have no direct or indirect financial interest therein, or (2) by the vote of a majority of shareholders of that Fund. The Distribution and Shareholder Service Agreement may be terminated similarly without penalty upon 60 days written notice by either party and will automatically terminate if assigned, as defined in the 1940 Act.

For the year ended December 31, 2016, total 12b-1 fees paid by the Emerging Growth Fund to OSI were $119,850. For that period OSI paid the following amounts under the Rule 12b-1 Plan in the approximate amounts noted: $1,567 in sales promotion and literature expenses and registration fees, $99,486 in service fees paid to brokers, and $499 in salary expenses and employment services. There was no reimbursement of out-of-pocket expenses for such period.

For the year ended December 31, 2016, total 12b-1 fees paid by the Micro-Cap Fund to OSI were $136,242. For that period OSI paid the following amounts under the Rule 12b-1 Plan in the approximate amounts noted: $1,994 in sales promotion and literature expense and registration fees, $118,883 in service fees paid to brokers, and $596 in salary expenses and employment services. There was no reimbursement of out-of-pocket expenses for such period.

For the year ended December 31, 2016, total 12b-1 fees paid by the Small-Cap Opportunities Fund to OSI were $22,606. For that period OSI paid the following amounts under the Rule 12b-1 Plan in the approximate amounts noted: $303 in sales promotion and literature expense and registration fees, $40,972 in service fees paid to brokers, and $94 in salary expenses and employment services. There was no reimbursement of out-of-pocket expenses for such period.

For the year ended December 31, 2016, total 12b-1 fees paid by the International Opportunities Fund to OSI were $1,973,524. For that period OSI paid the following amounts under the Rule 12b-1 Plan in the approximate amounts noted: $26,083 in sales promotion and literature expense and registration fees, $1,829,026 in service fees paid to brokers, and $8,288 in salary expenses and employment services. There was no reimbursement of out-of-pocket expenses for such period.

For the year ended December 31, 2016, total 12b-1 fees paid by the China Opportunities Fund to OSI were $257,866. For that period OSI paid the following amounts under the Rule 12b-1 Plan in the approximate amounts noted: $3,375 in sales promotion and literature expense and registration fees, $214,802 in service fees paid to brokers, and $1,064 in salary expenses and employment services. There was no reimbursement of out-of-pocket expenses for such period.

Other Payments to Third Parties

In addition to paying fees under the Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. The service fees may vary based on, for example, the nature of services provided, but generally range up to .15% of assets serviced by the intermediary.

As of the date of this SAI, the Trust anticipates that Charles Schwab & Co., Inc., Fidelity Investments Institutional Operations, Inc., National Financial Services, LLC, Pershing, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Vanguard Marketing Corporation, UBS Financial Services, Inc. and Wells Fargo Advisors, LLC will receive additional payments as described above. The Trust may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

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OAM or OSI, out of their own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments to intermediaries for the provision of the above noted services or to intermediaries who otherwise sell shares of the Trust. Such payments are in addition to 12b-1 fees and service fees paid by the Trust, as applicable. These additional cash payments may be made to intermediaries for inclusion of the Funds on sales lists, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. OAM or OSI currently make payments from their own assets in connection with the servicing, sale, distribution and/or retention of Trust shares that generally range up to .10% of assets serviced for Investor Class shares and expect to make payments that generally range up to .15% of assets serviced for Institutional Class shares.

As of the date of this SAI, OAM and OSI anticipate that Charles Schwab & Co. will receive additional payments as described above. OAM or OSI may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

These payment arrangements, however, will not change the price that an investor pays for Trust shares or the amount that a Trust receives to invest on behalf of an investor and will not increase Trust expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Trust shares and discuss this matter with your investment dealer/intermediary.

Although a Fund may use an intermediary that sells shares of the Trust to their customers to effect portfolio transactions for the Trust, OAM does not consider sales of Trust shares as a factor in the selection of broker-dealers to execute those transactions.

EXPENSES BORNE BY THE FUNDS

Other than those expenses payable by OAM and/or OSI, the Funds will pay all of their expenses, including the following:

(a) Federal, state and local or other governmental agency taxes or fees levied against the Trust.

(b) Costs, including the interest expense, of borrowing money.

(c) Brokerage fees and commissions and other transaction costs in connection with the purchase or sale of portfolio securities for the Funds.

(d) Fees and expenses of the Trustees other than those who are “interested persons” (as defined in the 1940 Act) of the Trust.

(e) Expenses incident to holding meetings of the Trust’s Shareholders, including proxy solicitations of the Trust or its Board of Trustees therefor, and meetings of the Board of Trustees and committees of the Board of Trustees.

(f) Fees and expenses in connection with legal services rendered to the Trust, the Board of Trustees of the Trust and duly appointed committees of the Board of Trustees of the Trust, including fees and expenses of special counsel to those Trustees who are not interested persons of the Trust, and litigation.

(g) Audit and accounting expenses of the independent auditors.

(h) Custodian and transfer and dividend paying agent fees and expenses and shareholder service expenses.

(i) Fees and expenses related to registering, qualifying and maintaining registration and qualification of the Trust and its Shares for distribution under federal, state and other laws.

(j) Fees and expenses incident to the preparation and filing of reports with regulatory agencies.

(k) Expenses of preparing, printing (including typesetting) and mailing prospectuses, shareholder reports, proxy materials and notices to shareholders of the Trust.

(l) Premiums for trustees’ and officers’ liability insurance and insurance carried by the Trust pursuant to the requirements of Section 17(g) of the 1940 Act, or otherwise required by law or deemed desirable by the Board of Trustees.

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(m) Fees and expenses incurred in connection with any investment company organization or trade association of which the Trust may be a member.

(n) Costs and expenses incurred for promotion or advertising of the Trust’s Investor Class shares, but only pursuant to a Plan duly adopted in accordance with Rule 12b-1 under the 1940 Act and to the extent that such Plan may from time to time provide.

(o) Expenses related to issuance or redemption of the Funds’ shares.

PORTFOLIO TRANSACTIONS

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by OAM. OAM is authorized to place orders for securities with various broker-dealers, including OSI, subject to the requirements of applicable laws and regulations. Orders for securities transactions are placed by OAM with a view to obtaining the best combination of price and execution available. In seeking to achieve the best combination of price and execution, OAM attempts to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. However, the responsibility of OAM to attempt to obtain the best combination of price and execution does not obligate it to solicit a competitive bid for each transaction. Furthermore, under the Investment Advisory Agreement, OAM is not obligated to seek the lowest available cost to the Fund, so long as it determines in good faith that the broker-dealer’s commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Fund, or OAM when viewed in terms of that particular transaction or its overall responsibilities with respect to all of its clients, including the Fund, as to which it offers advice or exercises investment discretion.

OAM, with the prior consent of the Trust’s Trustees, may place orders with affiliated persons of OAM, OSI or the Trust subject to (i) the provisions of Sections 10(f) and 17(e)(2) of the 1940 Act and Rules 10f-3 and 17e-1 thereunder, Rule 206(3)-2 under the Investment Advisers Act of 1940, Section 11(a) of the Securities Exchange Act of 1934 and Rule 11a2-2(T)(a)(2) thereunder and any other applicable laws or regulations, and (ii) procedures properly adopted by the Trust with respect thereto. The Trust has been advised by OAM that it may place orders for securities with OSI, but only when it believes that the combination of price and execution are comparable to that of other broker-dealers. OAM, with the prior consent of the Trust’s Trustees, may engage in agency cross transactions subject to (i) the provisions of Section 17(a) of the 1940 Act and Rule 17a-7 thereunder and other applicable laws or regulations, (ii) the provisions of Section 206 of the Investment Advisers Act of 1940 and Rule 206(3)-2 thereunder, and (iii) procedures properly adopted by the Trust with respect thereto. OAM has agreed to furnish certain information quarterly to the Trust’s Trustees to enable them to evaluate the quality of execution and cost of all orders executed by OSI.

A greater discount, spread or commission may be paid to non-affiliated broker-dealers that provide research services, which research may be used by OAM in managing assets of its clients, including the Funds. Research services may include data or recommendations concerning particular securities as well as a wide variety of information concerning companies, industries, investment strategy and general economic, financial and political analysis and forecasting. In some instances, OAM may receive research, statistical and/or pricing services it might otherwise have had to perform itself. However, OAM cannot readily determine the extent to which net prices or commission rates charged by most broker-dealers reflect the value of its research, statistical and/or pricing services. As OAM is the principal source of information and advice to the Trust and is responsible for managing the investment and reinvestment of the Funds’ assets and determining the securities to be purchased and sold, it is believed by the Trust’s management to be in the interests of the Trust for OAM in fulfilling its responsibilities to the Trust, to be authorized to receive and evaluate the research and information provided by other securities brokers or dealers, and to compensate such brokers or dealers for their research and information services. Any such information received may be utilized by OAM for the benefit of its other accounts as well, in the same manner that the Trust might also benefit from information obtained by OAM in performing services for its other accounts. Although it is believed that research services received directly or indirectly benefit all of OAM’s accounts, the degree of benefit varies by account and is not directly related to the commissions or other remuneration paid by such account.

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Some brokers and dealers used by OAM provide research and other services described above. For the year ended December 31, 2016, the total brokerage commissions paid by the Funds to broker-dealers in transactions identified hereunder primarily on the basis of research and other services provided to the Funds are as follows: Emerging Growth Fund paid $83,879 in brokerage commissions on securities transactions in the amount of $84,538,550; the Micro-Cap Fund paid $141,526 in brokerage commissions on securities transactions in the amount of $100,815,937; the Small-Cap Opportunities Fund paid $20,505 in brokerage commissions on securities transactions in the amount of $28,374,243; the International Opportunities Fund paid $1,032,075 in brokerage commissions on securities transactions in the amount of $791,727,065; the China Opportunities Fund paid $82,231 in brokerage commissions on securities transactions in the amount of $73,940,574.

Transactions of the Funds in the over-the-counter market and the third market may be executed for the Funds by OSI as agent with primary market makers acting as principal, except where OAM believes that better prices or execution may be obtained otherwise. Transactions with primary market makers reflect the spread between the bid and the ask prices. Occasionally, the Funds may make purchases of underwritten issues at prices which include underwriting discount fees.

For the year ended December 31, 2016, the total brokerage commissions paid by the Emerging Growth Fund was $178,790, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $134,471,280. The total amount of principal transactions of the Fund for the year ended December 31, 2016 for which no commission was incurred was $142,500.

For the year ended December 31, 2015, the total brokerage commissions paid by the Emerging Growth Fund was $334,280, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $235,832,110. The total amount of principal transactions of the Fund for the year ended December 31, 2015 for which no commission was incurred was $0.

For the year ended December 31, 2014, the total brokerage commissions paid by the Emerging Growth Fund was $131,009, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $131,658,739. The total amount of principal transactions of the Fund for the year ended December 31, 2014 for which no commission was incurred was $44,327,700.

For the year ended December 31, 2016, the total brokerage commissions paid by the Micro-Cap Fund was $153,304, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $107,056,080. The total amount of principal transactions of the Fund for the year ended December 31, 2016 for which no commission was incurred was $1,779,950.

For the year ended December 31, 2015, the total brokerage commissions paid by the Micro-Cap Fund was $151,073, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $94,604,664. The total amount of principal transactions of the Fund for the year ended December 31, 2015 for which no commission was incurred was $678,500.

For the year ended December 31, 2014, the total brokerage commissions paid by the Micro-Cap Fund was $236,077, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $126,827,891. The total amount of principal transactions of the Fund for the year ended December 31, 2014 for which no commission was incurred was $48,696,250.

For the year ended December 31, 2016, the total brokerage commissions paid by the Small-Cap Opportunities Fund was $21,021, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $28,733,064. The total amount of principal transactions of the Fund for the year ended December 31, 2016 for which no commission was incurred was $0.

For the year ended December 31, 2015, the total brokerage commissions paid by the Small-Cap Opportunities Fund was $22,675, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $30,543,072. The total amount of principal transactions of the Fund for the year ended December 31, 2015 for which no commission was incurred was $155,000.

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For the year ended December 31, 2014, the total brokerage commissions paid by the Small-Cap Opportunities Fund was $21,200, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $19,642,318. The total amount of principal transactions of the Fund for the year ended December 31, 2014 for which no commission was incurred was $69,600.

For the year ended December 31, 2016, the total brokerage commissions paid by the International Opportunities Fund was $3,267,324, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $2,129,321,909. The total amount of principal transactions of the Fund for the year ended December 31, 2016 for which no commission was incurred was $1,237,043,136.

For the period ended December 31, 2015, the total brokerage commissions paid by the International Opportunities Fund was $4,078,533, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $2,432,749,762. The total amount of principal transactions of the Fund for the period ended December 31, 2015 for which no commission was incurred was $1,227,296,461.

For the year ended December 31, 2014, the total brokerage commissions paid by the International Opportunities Fund was $3,138,304, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $1,810,168,830. The total amount of principal transactions of the Fund for the year ended December 31, 2014 for which no commission was incurred was $1,199,899,000.

For the year ended December 31, 2016, the total brokerage commissions paid by the China Opportunities Fund was $473,193, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $248,176,556. The total amount of principal transactions of the Fund for the year ended December 31, 2016 for which no commission was incurred was $257,000.

For the year ended December 31, 2015, the total brokerage commissions paid by the China Opportunities Fund was $514,260, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $274,242,926. The total amount of principal transactions of the Fund for the year ended December 31, 2015 for which no commission was incurred was $20,000,000.

For the year ended December 31, 2014, the total brokerage commissions paid by the China Opportunities Fund was $932,291, none of which was paid to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $501,989,062. The total amount of principal transactions of the Fund for the year ended December 31, 2014 for which no commission was incurred was $415,260,600.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Except as provided below, neither the Trust nor OAM shall provide portfolio holding information to any other persons until such information has been disclosed in the publicly available filings with the SEC that are required to include the information, which are generally filed with the SEC approximately 60 days after the end of each calendar quarter.

Quarterly shareholder letters are posted to the Funds’ Web site following each March and September quarter-end (within seven business days after the end of the quarter) that include, among other things, OAM’s/Portfolio Manager’s market commentary, performance information regarding the Funds, and information regarding each Fund’s ownership of certain individual securities (such as a Fund’s top five or top ten holdings).

In addition, the Portfolio Manager and other senior officers or spokespersons of the Trust or OAM may from time to time disclose to or discuss with public media through interviews with reporters (of the press, television or radio), through other appearances on television or radio (such as CNBC, Bloomberg) or through

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written articles (in Forbes or other print media) items such as (a) a Fund’s ownership of certain individual holding(s); (b) views on matters affecting the price or business of specific Fund holding(s); (c) reasons for buying and selling specific portfolio holding(s); (d) reasons for believing certain holdings are good long term investments for a Fund, (e) favorite stocks, (f) future plans for structuring a Fund, and/or (g) other items of a similar nature. The securities subject to such statements may or may not have been previously disclosed.

Further, material non-public holdings information may be provided as part of the normal business and investment activities of each Fund to parties who need access to such information in the performance of their contractual duties and responsibilities including: auditors; the custodian; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Trust or the non-interested trustees; other third party service providers (such as financial printers, proxy voting services and pricing services); regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. A Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

Any other disclosure of portfolio holdings would require the approval of the Trust’s Chief Compliance Officer before dissemination. Such approval would be based on a good faith determination that the Trust has a legitimate business purpose to provide the information and the disclosure is in the Trust’s best interests.

The Trust, OAM or their affiliates will not enter into any arrangements with third parties from which it would derive any monetary benefit for the disclosure of material non-public holdings information. If, in the future, the Trust, OAM or their affiliates desire to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Funds’ SAI.

The Trust’s Chief Compliance Officer will periodically report to the Board of Trustees of the Trust on the effectiveness of the Trust’s Policies and Procedures regarding the disclosure of the Funds’ holdings.

CODE OF ETHICS

The Trust, OAM and OSI have adopted a joint Code of Ethics. Access Persons (as defined in the Code) are permitted to make personal securities transactions, subject to requirements and restrictions set forth in such Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Trust. The Code of Ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PROXY VOTING

The Board of Trustees has delegated the authority for voting proxies relating to the Trust’s portfolio securities to OAM, who has agreed to vote such proxies according to OAM’s Proxy Voting Policies and Procedures. OAM’s Proxy Voting Policies and Procedures set forth the general principles used to determine how OAM votes proxies on securities in client accounts for which OAM has proxy voting authority, including the Trust. OAM’s general policy is to vote proxies in the best interests of clients. The principles which guide the voting policy of OAM are maximizing the value of client assets and promoting the rights of clients and beneficial owners of the companies in whose shares they invest. OAM’s investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because OAM generally makes investments in companies in which OAM has confidence in management, proxies generally are voted in favor of management’s recommendation. OAM may vote a proxy in a manner contrary to management’s recommendation if in the judgment of OAM, the proposal would not enhance shareholder values.

OAM has retained ISS Governance Services (“ISS”), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle various administrative functions associated with the voting of client proxies. While ISS makes the proxy voting recommendations, OAM retains the ultimate authority on how to vote.

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OAM’s Proxy Voting Policies and Procedures describe how OAM addresses conflicts of interest between OAM and its clients, including Fund shareholders, with respect to proxy voting decisions. If OAM determines that, through reasonable inquiry or otherwise, an issue raises a potential material conflict of interest, OAM will follow the recommendations of ISS except as follows. If OAM and/or the Proxy Committee believes that it would be in the interest of OAM’s clients to vote a proxy other than according to the recommendation of ISS, the Proxy Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; and (3) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration.

Information regarding how the Funds voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-800-323-6166 and on the SEC’s Web site at http://www.sec.gov.

SHAREHOLDER SERVICES

The Trust’s Prospectus under the heading Shareholder Information/How to Purchase Shares, How to Redeem Shares and Shareholder Services describes information in addition to that set forth below. When a shareholder makes an initial investment in a Fund, a shareholder account is opened in accordance with the Trust’s Account Application instructions. After each transaction for the account of a shareholder, confirmation of all deposits, purchases, reinvestments, redemptions, withdrawal payments, and other transactions in the shareholder’s account will be forwarded to the shareholder.

A Fund will not issue certificates for its shares; the investor will be the record owner of all shares in his/her account with full shareholder rights. Certain of the functions performed by the Trust in connection with the operation of the accounts described above have been delegated by the Trust to its Transfer Agent.

In addition to the purchase and redemption services described above, the Trust offers its shareholders the special accounts and services described in the Trust’s Prospectus. Applications and information about any shareholder services may be obtained from OAM.

DETERMINATION OF NET ASSET VALUE

See the Funds’ Prospectus under the heading Shareholder Information/How to Purchase Shares and Pricing of Fund Shares, for descriptions of certain details concerning the determination of Net Asset Value (“NAV”). The NAV of the shares of the Funds are computed once daily, as of the later of the close of regular trading on the New York Stock Exchange (“NYSE”) or the Chicago Board Options Exchange (“CBOE”), on each day the NYSE is open for trading. A separate NAV is calculated for each share class of a Fund, as applicable. All securities in the Funds other than options are priced as of the close of regular trading on the NYSE. The options in the Funds are priced as of the close of trading on the CBOE. The NAV per share is computed by dividing the value of the Fund’s securities plus all other assets minus all liabilities by the total number of Fund shares outstanding. In valuing the Fund’s securities, each listed and unlisted security, other than options, for which last sale information is regularly reported is valued at the last reported sale price prior to the close of the NYSE. If there has been no sale on such day, the last reported bid price is used. Short options are valued at the last reported highest bid price on any option exchange and long options are valued at the last reported offer price on any option exchange as of the close of trading on the CBOE. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the highest bid price as of the close of the NYSE determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair values as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The Emerging Growth Fund, the International Opportunities Fund, the China Opportunities Fund and the Asia Opportunities Fund may use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event that has occurred between the close of the exchange or market on which the security is principally traded and the close of the NYSE. The Fund’s valuation policies set forth certain triggers which instruct when to use the valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Fund’s valuation policies and under the supervision of the Board of

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Trustees. In such a case, the Fund’s value for a security is likely to be different from the last quoted price. In all cases, the value of fair valued securities may be different from the last reported sale price (or the last reported bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

PURCHASE OF SHARES

See the Funds’ Prospectus under the heading Shareholder Information/How to Purchase Shares for detailed information concerning the purchase of shares of a Fund. Shares of the Funds are sold at the NAV per share next determined after the purchase order is received in proper form by UMB Fund Services, Inc., the Trust’s Transfer Agent.

REDEMPTION OF SHARES

See the Funds’ Prospectus under the heading Shareholder Information/How to Redeem Shares for detailed information concerning redemption of the shares of a Fund. The Trust may suspend the right to redeem shares or postpone the date of payment for more than seven (7) days for any period during which: (a) the NYSE is closed, other than weekend and holiday closings, or the SEC determines that trading on the NYSE is restricted; (b) the SEC determines there is an emergency as a result of which it is not reasonably practical for a Funds to sell the investment securities or to calculate their NAV; or (c) the SEC permits such suspension for the protection of the Funds’ shareholders. In the case of a suspension of the right of redemption, a shareholder may either withdraw his request for redemption or receive payment at the NAV of his shares existing after termination of the suspension.

Although it is the Trust’s present policy to make payment of redemption proceeds in cash, if the Trust’s Trustees determine it to be appropriate, redemption proceeds may be paid in whole or in part by a distribution in kind of securities held by the Funds, subject to the limitation that, pursuant to an election under Rule 18f-1 under the 1940 Act, each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one account. The value of such securities shall be determined as of the close of trading of the NYSE on the business day on which the redemption is effective. In such circumstances, a shareholder might be required to bear transaction costs to dispose of such securities. A redemption in kind is a taxable transaction for federal income tax purposes.

FEDERAL INCOME TAX MATTERS

The following is a general summary of certain U.S. federal income tax consequences of investing in a Fund. It is not intended to be a complete discussion of all such federal income tax consequences nor does it deal with all categories of investors. This discussion reflects applicable federal income tax laws of the United States as of the date of the Funds’ Prospectus and this SAI, which provisions are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Shareholders are advised to consult their own tax advisers before making an investment in a Fund.

Each of the Funds has elected to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that the Fund will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are currently distributed to its shareholders. Each of the Funds will qualify for this status as long as it: (a) derives at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships; (b) invests in securities that satisfy certain diversification requirements; and (c) distributes to its shareholders each year at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt interest income, if any.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute

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dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code. Furthermore, in such event, individual and other noncorporate shareholders of the Fund would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation, provided certain holding period and other requirements are satisfied.

Except for those shareholders exempt from federal income taxation or investing through a tax-advantaged account, dividends and capital gains distributions are taxable to shareholders whether paid in cash or reinvested in additional shares of the Fund. Except as provided below, dividends from net investment income are generally taxable to shareholders as ordinary income for federal income tax purposes. For corporate shareholders, such income dividends from domestic corporations may be eligible for the deduction for dividends received. For individual and other noncorporate shareholders, a portion of such dividends may qualify to be treated as “qualified dividend income” subject to reduced rates of federal income taxation. Dividends from foreign corporations are not treated as “qualified dividend income” if the foreign corporation is not incorporated in a possession of the United States or is not eligible for the benefits of a comprehensive income tax treaty with the United States (unless the foreign corporation stock is readily tradable on an established securities market in the United States) or if the foreign corporation is a passive foreign investment company. Distributions of long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time that such shareholders have owned shares in a Fund. Short-term capital gain distributions are taxable to shareholders as ordinary income. Shareholders will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and other taxes.

Income dividends taxed as ordinary income are subject to federal income tax at rates up to 39.6% for individuals. “Qualified dividend income” is currently taxed at rates up to 20% for individual and other noncorporate shareholders. Long-term capital gain distributions (relating to assets held by a Fund for more than 12 months) made to individual and other noncorporate shareholders are currently taxable at a maximum rate of 20%. For corporate shareholders, long-term capital gain distributions are taxed at the same rate as ordinary income.

In order to avoid a 4% federal excise tax on undistributed amounts, each Fund must declare, by the end of the calendar year, a dividend to shareholders of record that represents 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the period from November 1 of the previous year through October 31 of the current year plus any undistributed ordinary income from the prior calendar year, plus any undistributed capital gain net income for the one-year period ended October 31 of the prior calendar year, less any overdistribution in the prior calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods in an amount sufficient to avoid this 4% excise tax.

Any gain resulting from the sale or exchange of a Fund’s shares generally will be taxable as capital gains. If a shareholder held such shares for more than one year, the gain will be a long-term capital gain. Long-term capital gain is currently taxable to individuals at a maximum federal income tax rate of 20%. Any loss realized on a sale or exchange will be disallowed to the extent that substantially identical shares are reacquired (including through dividend reinvestment) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss incurred by shareholders on the redemption of shares of a Fund held six months or less will be treated as long-term capital losses to the extent of any capital gains distributions made by the Fund with respect to such shares. The ability to deduct capital losses may also be limited by other provisions of the Code.

An additional 3.8% Medicare tax is imposed on certain net investment income (including income dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Options, short sales, financial futures contracts and foreign currency transactions entered into by a Fund are subject to special tax rules that may accelerate income, defer losses, cause adjustments to the holding

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period of securities, convert capital gain into ordinary income, and convert short-term capital loss into long-term capital loss. As a result, these rules could affect the amount, timing, and character of Fund distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to deduct such foreign taxes or use such taxes as a foreign tax credit against his or her U.S. federal income tax liability, subject in each case to certain limitations contained in the Code. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. If a Fund is not eligible or does not elect to pass through to shareholders the foreign taxes paid by the Fund, the net investment income of the Fund will be reduced by the foreign taxes paid by the Fund and shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

If a Fund receives a so-called “excess distribution” with respect to stock in a passive foreign investment company (“PFIC”), the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. A foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets produces passive income or is held for the production of passive income or 75% or more of its gross income for the taxable year is passive income. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock may be treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. In some circumstances, a Fund may not be able to make available elections.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

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For any of its fiscal years, a Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of that Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of a Fund, reducing the amount of the distribution to be made to remaining shareholders of the Fund.

Federal law requires the Trust to withhold 28% from dividends, distributions and/or redemption proceeds (including from exchanges) that occur in certain shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number (in the case of individuals, a social security number) or has not certified that withholding does not apply or if the Internal Revenue Service notifies the Trust that the shareholder is subject to backup withholding. Amounts withheld may be applied to the shareholder’s federal income tax liability and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes for such year.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by such Fund. A Fund may choose not to designate such amounts.

Sections 1471 - 1474 of the Code and the U.S. Treasury and Internal Revenue Service guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local, foreign and other taxes that may be applicable to owning, holding and/or disposing of Fund shares.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

As a general rule, the Trust is not required to and will not hold annual or other meetings of the shareholders. Special meetings of shareholders for actions requiring a shareholder vote may be requested in writing by holders of at least twenty-five percent (25%) (or ten percent (10%) if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the outstanding shares of the Trust or as may be required by applicable law. Under the Trust’s Agreement and Declaration of Trust, as amended (“Declaration of Trust”), shareholders are entitled to vote in connection with the following matters: (1) for the election or removal of Trustees if a meeting is called for such purpose; (2) with respect to the adoption of any contract for which approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Funds to the extent and as provided in the Declaration of the Trust; (4) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or the Funds, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision which is defective or inconsistent with the 1940 Act or the requirements of the Code and the regulations thereunder for the Trust’s obtaining favorable treatment thereunder available to regulated investment companies); (5) as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, the By-Laws of the Trust, or any registration of the Trust with the SEC or any

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state, or as the Trustees may consider necessary or desirable. Shareholders will vote in the aggregate, except when voting by individual Fund is required under the 1940 Act or when the Board of Trustees determines that voting by Fund is appropriate. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund of the Trust) without shareholder approval by notice to the shareholders. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns, retires or is removed by the majority vote of the shareholders or by the Trustees.

ADDITIONAL INFORMATION

Trust History

The Trust is a diversified, open-end management investment company, organized as a business trust under the laws of Massachusetts on July 7, 1986. This SAI relates to the Funds. The Trust currently offers six series, one of which is described in a separate statement of additional information. Each Fund (except the International Opportunities Fund) offers two separate classes of shares: Investor Class and Institutional Class. The shares of a Fund represent an interest in the same assets of the Fund, and have the same rights and are identical in all material respects except that: (i) each class of shares bears different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares, and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (iv) each class offers different features and services to shareholders and has different investment minimums. The Board of Trustees may classify and reclassify the shares of any Fund into additional classes of shares at a future date.

The Trust’s Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in many respects to a corporation. However, under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust, which is not the case in a corporation. The Declaration of Trust provides that shareholders shall not be subject to any personal liability to any person extending credit to, contracting with or having any claims against the Trust and that every written agreement, obligation, instrument or undertaking made by the Trust shall contain a provision that the same is not binding upon the shareholders personally. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust, and the Trust will be covered by insurance which the Trustees believe to be adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote.

Shares of the Funds

Pursuant to the Trust’s Declaration of Trust, the Trust may issue an unlimited number of shares of beneficial interest in one or more series of “Funds,” which may be further classified into “Classes,” all having no par value. Except as described above regarding each Class having exclusive voting rights with respect to its own distribution arrangements, shares of each Fund have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund. Shares are fully paid and non-assessable by the Trust when issued, are transferable without restriction and have no preemptive or conversion rights.

Custodian and Transfer Agent

The Custodian for the Trust is UMB Bank, N.A., 928 Grand Blvd. 5th Floor, Kansas City, Missouri 64106, a national banking association. The Trust has authorized the Custodian to deposit certain securities of the Funds in central depository systems as permitted by federal law. The Funds may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian. UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, a Wisconsin corporation, is the Trust’s Transfer Agent and acts as a dividend

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disbursing and redemption agent for the Trust. UMB Bank, N.A. and UMB Fund Services, Inc. are both wholly owned subsidiaries of UMB Financial Corp., a Missouri corporation.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and prepares the Funds’ income tax returns, and performs other professional accounting, auditing and advisory services, when engaged to do so by the Trust.

Financial Statements

The audited financial statements of the Trust, including the notes thereto, contained in the Annual Report of the Trust for the fiscal year ended December 31, 2016 were filed with the Securities and Exchange Commission on March 10, 2017 and are incorporated herein by reference.

Shareholders will receive the Trust’s audited annual report and the unaudited semiannual report.

Counsel

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is legal counsel to the Trust.

Other Information

The Trust’s Prospectus and this SAI omit certain information contained in the Registration Statement, which the Trust has filed with the SEC under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Trust and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

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THE OBERWEIS FUNDS

3333 WARRENVILLE ROAD, SUITE 500
LISLE, ILLINOIS 60532
(800) 323-6166

Oberweis International Opportunities Institutional Fund OBIIX
(the “Fund”)

This Statement of Additional Information (“SAI”) pertains to the Fund listed above, which is a separate series of The Oberweis Funds (the “Trust”), a Massachusetts business trust.

The SAI is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated May 1, 2017, which is incorporated by reference into this SAI and may be obtained from the Trust at the above address or phone number. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus. The financial statements for the Fund for the fiscal period ended December 31, 2015 are incorporated by reference into this SAI from the Annual Report dated December 31, 2016. The Annual Report is also available, without charge, at the above address or phone number.

The date of this Statement of Additional Information is May 1, 2017.

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INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund’s investment objective and policies discussed in the Fund’s Prospectus.

Investment Objective

The investment objective of the Fund is to maximize long-term capital appreciation. The Fund intends to achieve its objective through investing primarily in common stocks of companies, which in the opinion of its investment adviser have a potential for above-average long-term growth in market value. The investment objective of the Fund is fundamental and, like all fundamental policies of the Fund, cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this SAI, “a majority of the outstanding voting securities” of the Fund means the lesser of (1) the holders of more than 50% of the outstanding shares of the Fund, or (2) the holders of more than 67% of the shares of the Fund present if more than 50% of the outstanding shares of the Fund are present at a meeting in person or by proxy.

Investment Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of a majority of the Fund’s outstanding shares. The Fund may not:

1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities;

2. purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein;

3. issue senior securities, except as the Investment Company Act of 1940, any rule or order thereunder, or SEC staff interpretation thereof may permit;

4. concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in any one industry;

5. make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests;

6. borrow money, except as the Investment Company Act of 1940, any rule or order thereunder, or SEC staff interpretation thereof may permit; or

7. underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The policies set forth below may be changed by the Trust’s Board of Trustees without shareholder approval, all such changes being subject to applicable law. The Fund may not:

1. invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities;

2. sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short; or

3. purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

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If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of such restriction nor will a disposition of any securities be required.

Other Restrictions

Other investment restrictions are set forth in the Fund’s Prospectus and elsewhere in this SAI.

Investment Strategies and Risks

The following information supplements the discussion of the Fund’s risk factors, discussed in the Fund’s Prospectus.

Cash Position.  As discussed in the Prospectus, when Oberweis Asset Management, Inc. (“OAM”) believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or other similar investments may increase. Securities that the Fund may invest in as a means of receiving a return on idle cash include U.S. government obligations, certificates of deposit, commercial paper (rated prime 3 or better by Moody’s Investor Services, Inc., (“Moody’s”) or the equivalent), corporate debt securities (rated A or better by Moody’s or Standard & Poor’s Corporation) and repurchase agreements.

Repurchase Agreements.  The Fund may enter into so-called “repurchase agreements,” whereby it purchases a security and the seller (a qualified bank or securities dealer) simultaneously commits to repurchase that security at a certain date at an agreed upon price, plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the security. This technique offers a method of earning income on idle cash. In these transactions, the securities purchased by the Fund have, at all times, a total value in excess of the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. Certain costs may be incurred by the Fund in connection with the sale of the securities purchased by it if the seller does not repurchase them in accordance with the repurchase agreement. OAM will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements and will monitor the value of the underlying securities to ensure that additional securities are deposited by the seller if the value of the securities purchased decreases below the resale price at any time. Under the Investment Company Act of 1940 (the “1940 Act”), repurchase agreements may be considered loans by the Fund.

Options.  Selling (or Writing) Covered Call Options — The Fund may write (sell) covered call options on its portfolio securities, the aggregate market value of which underlying securities is limited to 50% of the Fund’s net assets. A call option gives the buyer (holder) the right to purchase the underlying security at a specified price (the “exercise price”) within a certain time period. Where the writer (seller) of the option, in this case the Fund, already owns the underlying security, the call option is considered to be “covered.” The Fund will receive a premium, which is the market value of the option, when it writes (sells) a call option. The premium provides a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. In determining whether to write (sell) a covered call option on one of the Fund’s securities, OAM will consider the reasonableness of the anticipated premium in relation to the anticipated increase in market value of the underlying security over the option period. Although the writing (selling) of covered call options is believed by OAM to be a conservative investment technique that involves relatively little risk, risks involved in writing (selling) a covered call option include the possible inability to effect closing transactions at favorable prices and the inability to participate in any appreciation of the underlying security above the exercise price plus premium. The Fund may also be exposed to a possible price decrease in the underlying security that might otherwise have been sold while the Fund continues to hold such underlying security during the option period, although any such loss during such period would be reduced by the amount of the premium received. The Fund does not consider a security covered by a call to be “pledged” as that term is used in the Fund’s investment policy limiting the pledging or mortgaging of its assets.

Buying Put and Call Options — The Fund may also invest up to 5% of its assets in the purchase of put and call options, primarily to minimize principal fluctuations. The Fund may enter into closing transactions, exercise their options or permit them to expire. The risks involved in purchasing put or call options include the possible loss of the premium.

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The Fund may purchase put options on an underlying security owned by them. As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time during the term of the option. While the Fund will not purchase options for leverage purposes, it may purchase put options for defensive purposes in order to protect against an anticipated decline (usually short-term) in the value of its securities. Such hedge protection is provided only during the life of the put option and only when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any additional decline in the security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Fund deems it desirable to continue to hold the security. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

Except as discussed below with respect to options on stock indices, the Fund has no current intention of purchasing put options at a time when the Fund does not own the underlying security; however, it reserves the right to do so. By purchasing put options on a security it does not own, the Fund would seek to benefit from a decline in the market price of the underlying security. If such a put option is not sold when it has remaining value, and if the market of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund would lose its entire investment in the put option (i.e., the entire premium paid by the Fund). In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Fund may also repurchase call options previously written on underlying securities it already owns in order to preserve unrealized gains.

The Fund may also purchase call and put options on stock indices (“stock index options”) for the purpose, in part, of partially hedging against the risk of unfavorable price movements adversely affecting the Fund’s securities or securities the Fund intends to buy and the Fund may sell stock index options in related closing transactions.

The principal uses of stock index options would be to provide a partial hedge for a portion of the Fund’s investment securities, and to offer a cash management tool. Purchasing stock index options could provide an efficient way to implement a partial decrease in portfolio market exposure in response to changing market conditions. Although techniques other than the purchase of options could be used to hedge the Fund’s investments, the Fund may be able to hedge its exposure more effectively, and perhaps at a lower cost, through the use of stock index options.

The Fund proposes to invest only in stock index options for which the underlying index is a broad market index such as the Standard & Poor’s Index, the Major Market Index, or the Russell 2000 Index. The Fund would propose to purchase broad stock index options only if they are listed on a national securities exchange and traded, in the opinion of the Fund’s investment adviser, with some significant volume.

The Fund will not enter into a stock index option if, as a result thereof, more than five percent (5%) of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to options, whether options on individual securities or options on stock indices.

There are several risks in connection with the Fund’s use of stock index options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the stock index options and movements in the prices of securities held by the Fund. Successful use of stock index options by the Fund for hedging purposes is also subject to the Fund’s adviser’s ability to correctly predict movements in the direction of the market. In addition, due to market distortions, the price movements of the stock index options might not correlate perfectly with price movements in the underlying stock index. Increased participation by speculators in the options market might also cause temporary price distortions.

The ability to establish and close out positions on options will be subject to the liquidity of the index options market. Absence of a liquid market on an exchange may be due to: (i) insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions, or both; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as severe stock market

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fluctuations, interrupting normal exchange operations; (v) inadequacy of an exchange’s or a clearing corporation’s facilities to handle increased trading volume; or (vi) discontinuance of the trading of options (or a particular class or series of options) by an exchange, for economic or other reasons. Higher than anticipated trading activity or other unforeseen events also could cause an exchange or clearing corporation to institute special procedures which may interfere with the timely execution of customers’ orders.

Stock index options may be closed out only on an exchange which provides a market for such options. For example, OEX stock index options currently can be purchased or sold only on the Chicago Board Options Exchange (“CBOE”). Although the Fund intends to purchase or sell stock index options only on exchanges where there appear to be active markets, there is no assurance that a liquid market will exist for any particular options contract at any particular time. In such event, it might not be possible to close a stock index option position.

Lending of Securities.  The Fund may lend its investment securities in an amount up to 30% of its total assets (including value of collateral received) to qualified institutional investors who need to borrow securities in order to complete certain transactions. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. While the securities are being lent, the Fund will continue to receive the equivalent of any dividends or interest paid by the issuer thereof as well as interest on the collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may lend its portfolio securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms and the structure of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the “Commission”) thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times of not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to the market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan or its collateral (which may include the Fund investing any cash collateral in interest-bearing short-term investments), any dividends and distributions paid on the loaned securities and any increase in their market value, and (e) while voting rights on the loaned securities may pass to the borrower, the Board of Trustees be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

As with any extension of credit, portfolio security loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the loaned securities or foreclosure against the collateral. The Fund will consider on an ongoing basis the creditworthiness of the borrowers to which it makes portfolio security loans.

Foreign Securities.  Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based upon the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

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China Securities.  Investing in securities of issuers in The People’s Republic of China, Hong Kong or Taiwan (collectively, referred to as “China”) involves special risks. First, the Fund’s investment focus on that region makes the Fund particularly subject to political, social, or economic conditions experienced in that region. Second, The People’s Republic of China and Taiwan constitute so-called “developing” or “emerging” economies and markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition to the risks of investing in China discussed in the Prospectus, investors should know that China’s securities markets have less regulation, are substantially smaller, less liquid and more volatile than the securities markets of more developed countries. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

Emerging Markets Companies.  The Fund may invest in securities of issuers in developing or emerging markets. Developing countries lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates, (ii) high levels of inflation, including hyperinflation, (iii) high levels of unemployment or underemployment, (iv) changes in government economic and tax policies, including confiscatory taxation, and (v) imposition of trade barriers.

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate with the opposition parties pressuring the government to use its funds for social programs rather than making payments to foreign creditors. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations or have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden change in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in may cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Warrants.  The Fund may invest no more than 5% of its total assets in warrants, and of that amount, no more than 2% of total assets may be invested in warrants that are listed on neither the New York Stock

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Exchange nor the American Stock Exchange. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Real Estate Investment Trusts.  The Fund may invest in real estate investment trusts (“REITs”). REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for federal income tax purposes would have an adverse effect upon the value of the Fund’s investment in that REIT. Each Fund may invest no more than 10% of its total assets in REITs. The Fund does not currently intend, however, to invest in REITs to the extent that more than 5% of its total assets will be invested in REITs during the current year.

Short Sales.  The Fund may make short sales against the box. A short sale “against the box” is a short sale in which the Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The Fund does not currently intend to engage in short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

The Fund may make short sales if it “covers” the securities sold short with cash or other liquid securities.

Convertible Securities and Preferred Stocks.  The Fund may invest in convertible securities and preferred stocks. There are no restrictions on the credit quality of the convertible securities and preferred stocks in which the Fund may invest and the Fund may invest in convertible securities and preferred stocks that are not rated or that are below investment grade.

A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Arbitrage.  The Fund has no current intention to engage in arbitrage (meaning the simultaneous purchase and sale of the same security in different markets but not on the purchase of call and put options on stock indices).

Cyber Security Risk.  Investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber security attacks affecting the Fund or its adviser, custodian, transfer agent or other third party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information

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or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such issuers to lose value.

Portfolio Turnover.  OAM buys and sells securities for the Fund to accomplish its investment objective. The frequency of portfolio transactions, the Fund’s turnover rate, will vary from year to year depending on market conditions. The Fund’s turnover during the years ended December 31, 2016 and 2015 was 123% and 211%, respectively, and during the period ended December 31, 2014 was 152%. A higher portfolio turnover rate (over 100%) may cause the Fund to pay higher transaction expenses, including more commissions and markups and also may result in quicker recognition of capital gains, resulting in more capital gains distributions, including net short-term capital gain distributions, which are taxable to Shareholders as ordinary income.

MANAGEMENT OF THE TRUST

The Trustees and Officers of the Trust, their ages and their principal occupations during the past five (5) years, their affiliations, if any, with OAM or Oberweis Securities, Inc. (“OSI”) and other significant affiliations are set forth below. The address of each Trustee and Officer is 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

Trustees of the Trust

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Non-Interested Trustees
Katherine Smith Dedrick (60)	Trustee	Trustee since November, 2004(1)	President, Smith-Dedrick Properties, Inc., December, 2016 to present; President — KSD Law PC, September, 2015 to present; President — KSD Global Consulting, Inc., August, 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to March, 2016; President — Aggressive Publishing, Inc., 2010 to present; Partner — Childress Duffy, Ltd, April, 2007 to August, 2015; Member — Risk Worldwide LLC, 2007 to 2016.	6	None
Gary D. McDaniel (69)	Trustee	Trustee since April, 2004(1)	Independent Consultant; Chairman and CEO, Star Packaging, 2012 to 2013; Senior Vice President/General Manager of Exopack Holding Corp. 2008 – 2010.	6	None
James G. Schmidt (70)	Trustee	Trustee since December, 2003(1)	Senior Vice President and Chief Financial Officer — Federal Heath Sign Co., May, 2003 to present.	6	None
Interested Trustee
James D. Oberweis (70)	Trustee(2)	Trustee since July, 1986(1)	Illinois State Senator, January 2013 to present; Chairman of the Board — Oberweis Dairy, Inc.; Chairman of the Board — Diamond Marketing Solutions, November 2009 to January 2014.	6	None

(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Trust until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or a successor to such trustee, and until the election and qualification of his successor, if any, elected at such a meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Trust since he is a shareholder of OAM, the Funds’ investment adviser. James D. Oberweis is the father of James W. Oberweis, President and Portfolio Manager of the Trust and President of OAM and OSI.

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Officers of the Trust

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
James W. Oberweis (43)	President	Officer Since August, 1996(1)	Chairman, February, 2008 to present, President and Director — Oberweis Asset Management, Inc., September, 2001 to present and Portfolio Manager from December, 1995 to present (held other officer positions from 1995 – September, 2001); President and Director — Oberweis Securities, Inc., September, 1996 to present; Chairman — Oberweis Asset Management (Asia) Limited, March, 2007 to present; Chairman — Oberweis Asset Management UK Limited, July, 2014 to present.	Not Applicable	Not Applicable
Patrick B. Joyce (57)	Executive Vice President, Treasurer and Chief Compliance Officer	Officer since October, 1994(1)	Executive Vice President, Secretary, Chief Compliance Officer and Director — Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director — Oberweis Securities, Inc., September, 1996 to present; Director — Oberweis Asset Management (Asia) Limited, March, 2007 to present; Director — Oberweis Asset Management UK Limited, July, 2014 to present.	Not Applicable	Not Applicable
David I. Covas (42)	Vice President	Officer since August, 2004(1)	Vice President — Oberweis Asset Management, Inc., September, 2003 to present; Vice-President — Oberweis Securities, Inc., January, 2004 to present; Registered Representative, July, 1997 to present.	Not Applicable	Not Applicable
Kenneth S. Farsalas (46)	Vice President	Officer since August, 2009(1)	Director of US Equities, January 2008 to Present, Vice President and Portfolio Manager, November 2004 to present — Oberweis Asset Management, Inc.	Not Applicable	Not Applicable
Eric V. Hannemann (43)	Secretary	Officer since August, 2005(1)	Vice President of Accounting — Oberweis Asset Management, Inc., and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	Not Applicable

(1)	Officers are elected annually by the Board of Trustees.

Officers’ Roles with OSI, the Trust’s Principal Distributor

James W. Oberweis	President and Director
Patrick B. Joyce	Executive Vice President, Director and Chief Financial Officer
David I. Covas	Vice President
Eric V. Hannemann	Vice President of Accounting

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Trustee Experience and Qualifications

The following is a summary of the experience, qualifications, attributes and skills of each trustee that support the conclusion, as of the date of this SAI, that each trustee should serve as a trustee in light of the Trust’s business and structure. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Katherine Smith Dedrick.  Ms. Smith Dedrick has been a trustee of the Trust since November 2004. She is a practicing attorney and has been the President of Smith-Dedrick Properties, Inc., KSD Law PC and KSD Global Consulting, Inc. since December 2016, September 2015 and August 2015, respectively. She was a partner with Childress Duffy, Ltd. from April 2007 to August 2015, had been a member of Risk Worldwide LLC from 2007 to 2016, and had been an Executive Committee member of Risk Worldwide NZ Ltd. from 2011 to March 2016. She has also been the President of Aggressive Publishing, Inc. since 2010. She was previously a partner with Levenfeld Pearlstein, LLC from January 2005 to April 2007 and a partner with Hinshaw & Culbertson from 1985 to January 2005. In addition to her law degree, Ms. Smith Dedrick has an MBA from the University of Chicago.

Gary D. McDaniel.  Mr. McDaniel has served as a trustee of the Trust since April 2004 and from 1986 to 1991. He was Senior Vice President/General Manager of Exopack Holding Corp. from 2008 to 2010 and Vice President/General Manager of the Flexible Packaging Group of Smurfit Stone Container from March 1988 to 2007 and Chairman of the Flexible Packaging Association in 1998. He served on the Board of Oliver-Tolas Products, LLC from January 2007 to December 2014, Charter NEX Performance Films, LLC from January 2010 to December 2014 and was the Chairman and CEO of Star Packaging Corp. from December 2012 to December 2013. He also has a MBA from the University of Chicago.

James D. Oberweis.  Mr. Oberweis has been a trustee of the Trust since July 1986. He previously served as portfolio manager of the Domestic Funds and in various officer roles with the Trust. He is an owner and the Chairman of the Board of Oberweis Dairy, Inc. Mr. Oberweis is the founder of the Adviser and served as director from September 1994 to February 2008 and as its Chairman from September 2001 to February 2008 and in various other roles since the firm’s inception. Mr. Oberweis previously wrote a newsletter on emerging growth companies and was the creator of The Oberweis Octagon. He is currently an Illinois state senator. He also serves on the boards of Northern Illinois Food Bank and the Oberweis Foundation. He previously served as Chairman of the Board of Diamond Marketing Solutions from November 2009 to January 2014 and on the boards of Colborne Foodbotics and Third Millennium (a family real estate partnership). He also has a MBA from the University of Chicago.

James G. Schmidt.  Mr. Schmidt has served as a trustee of the Trust since December 2003 and from 1988 to 1991 and as Chairman of the Audit Committee since February 2004. He has been Senior Vice President and Chief Financial Officer of Federal Heath Sign Co. since May 2003. He was previously Vice President Finance of the Federal Sign Division of Federal Signal from 1991 to 2003, Vice President Finance of Roney-Oatman from 1989 to 1991 and Vice President-Finance of The Interlake Corporation from 1986 to 1989. The Board of the Trust has determined that Mr. Schmidt is an “audit committee financial expert” as defined by the SEC. He also has a MBA from the University of Chicago.

Board Structure

The Trust’s Board of Trustees manages the business affairs of the Trust. The trustees establish policies and review and approve contracts and their continuance. The trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board is comprised of four trustees, three of whom are independent trustees. Although the trustees have not appointed a chairperson from among them, Mr. Oberweis, an interested trustee, typically presides at meetings of the Board. The non-interested trustees also have not appointed a lead non-interested trustee from among them. The Board has established three standing committees: an Audit Committee, a Nominating Committee and a Pricing Committee. Each of the Audit Committee and the Nominating Committee is comprised of all three non-interested trustees. All of the trustees are members of the Pricing Committee. The Audit Committee recommends the selection of an independent registered public accounting firm for the Trust; reviews with such

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independent registered public accountants the planning, scope and results of their audit of the Funds’ financial statements and the fee for services performed; reviews financial statements of the Funds; and receives audit reports. The Nominating Committee is responsible for the identification and recommendation of individuals for Board membership. The Pricing Committee is responsible for determining the fair value of illiquid securities, securities for which market quotations are not readily available, and securities for which current market values may be unreliable, subject to conformance with the Trust’s Procedures for Valuing Securities and with Board oversight. The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust’s activities, including, among others, Fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

The Audit Committee held one meeting in 2016.

The Nominating Committee did not meet in 2016. The Nominating Committee has established procedures for shareholders to submit recommendations for names to the Board. Recommendations for Board candidates should be submitted directly to the Nominating Committee of the Trust, care of the Trust, 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

The Pricing Committee held five meetings in 2016.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Fund, the Board, among other things, oversees risk management of the Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Fund include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Fund. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Fund also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the President, Treasurer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least an annual basis, the Board receives a report from the CCO regarding the effectiveness of the Trust’s compliance program and the CCO meets separately with the non-interested trustees in executive session. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Fund, as well as valuation reports and any issues related to portfolio compliance. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser to the Fund as well as the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Trustee Compensation

Effective January 1, 2017, the Trust pays each Trustee of the Trust who is not also affiliated with OAM and/or OSI for such services an annual fee of $19,000, plus $4,000 for attendance at a meeting of the Board of Trustees and $2,000 for attendance at a meeting of the Audit Committee. The Trust pays the Chairman of the Audit Committee an additional $2,000 annually. Prior to January 1, 2017, the fee for attendance at a meeting of the Board of Trustees was $3,000.

The Trust reimburses travel and other expenses incurred by its non-interested Trustees for each such meeting attended. Trustees and officers of the Trust who are affiliated with OAM and/or OSI and officers of the Trust will receive no compensation or reimbursement from the Trust for acting in those capacities. However,

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Trustees and officers of the Trust who are affiliated with OAM and/or OSI may directly or indirectly benefit from fees or other remuneration received from the Trust by OAM and/or OSI. Regular meetings of the Board of Trustees are held quarterly and the audit committee holds at least one meeting during each year.

The following table sets forth the compensation received from the Trust for the fiscal year ended December 31, 2016 by the non-interested trustees.

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation
Katherine Smith Dedrick	$33,000	0	0	$33,000
Gary D. McDaniel	$33,000	0	0	$33,000
James G. Schmidt	$35,000	0	0	$35,000

Name of Trustee and Dollar Range of Fund Shares Owned — December 31, 2016

	Interested Trustee	Non-Interested Trustees
Name of Fund	James D. Oberweis*	Katherine S. Dedrick	Gary D. McDaniel	James G. Schmidt
International Opportunities Institutional Fund	Over $100,000	None	None	None
Aggregate Dollar Range of Fund Shares Owned	Over $100,000	Over $100,000	Over $100,000	Over $100,000

*	Includes shares held by OAM, of which Mr. Oberweis is a controlling shareholder.

As of March 31, 2017, the officers and Trustees of the Trust as a group owned of record or beneficially 0.19% of the then outstanding shares of the Fund.

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PRINCIPAL HOLDERS OF SECURITIES

The Trust is aware of the following person(s) owning of record or beneficially more than 5% of the outstanding shares of the Fund as of March 31, 2017.

Name & Address of Owner	% Owned	Type of Ownership
Charles Schwab & Co., Inc.
Special Custody Account for Exclusive Benefit Customers 211 Main Street San Francisco, CA 94105	22.16%	Record
Automotive Machinists Pension Trust
UA DTD 05/01/58 2815 2nd Avenue, Suite 300 Seattle, WA 98121	5.47%	Beneficial
NFS LLC FEBO
Lauer Co. as Nominee Agent for Glenmede Trust Co. P.O. Box 58997 Philadelphia, PA 19102-8997	5.18%	Beneficial
MAC Co A C 980767
Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15258	6.96%	Beneficial
MAC Co A C 858994
Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15258	6.93%	Beneficial
The Metropolitan Museum of Art
1000 Fifth Avenue New York, NY 10028	5.92%	Record
MAC Co A C 980471
Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15258	5.86%	Record

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MANAGEMENT

The Fund’s investment adviser is Oberweis Asset Management, Inc. (“OAM”), an investment adviser based in Lisle, Illinois. James W. Oberweis is a controlling shareholder of OAM and serves as Chairman of the Board, director and the President of OAM. The principal nature of James W. Oberweis’ business is investment advisory and securities brokerage services. James D. Oberweis is also a controlling shareholder of OAM. James D. Oberweis is currently an Illinois state senator. Patrick B. Joyce is a shareholder of OAM and serves as a director, Executive Vice President, Chief Financial Officer and Chief Compliance Officer of OAM. The principal business of Patrick B. Joyce is investment advisory and securities brokerage services. For additional details concerning OAM, see the Fund’s Prospectus under the heading “Management of the Fund.” Pursuant to a written contract between the Trust and OAM, OAM is responsible for managing the investment and reinvestment of the Fund’s assets, determining in its discretion the securities to be purchased or sold and the portion of the Fund’s assets to be held uninvested, providing the Trust with records concerning OAM’s activities which the Trust is required to maintain under applicable law, and rendering regular reports to the Trust’s Trustees and officers concerning Fund responsibilities. OAM’s investment advisory services to the Trust are all subject to the supervision of the Trustees, and must be in compliance with the investment objective, policies and restrictions set forth in the Fund’s Prospectus and this SAI and with applicable laws and regulations. In addition, OAM is authorized to select broker-dealers, including OSI, that may execute purchases and sales of the securities for the Fund. (See “Portfolio Transactions.”)

Ralf A. Scherschmidt, portfolio manager of the Fund, is primarily responsible for the day-to-day management of the Fund and other accounts. As of December 31, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	1	$709,406,284	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	16	$974,469,028	None	None

As indicated in the above table, the Fund’s portfolio manager is responsible for the day to day management of other accounts, including other accounts with investment strategies similar to the Fund. Those accounts include separately managed accounts and the personal/proprietary accounts of the Fund’s portfolio manager. The fees earned by OAM for managing client accounts may vary among those accounts. In addition, the Fund’s portfolio manager may personally invest in the Fund. These factors could create conflicts of interest because the Fund’s portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

However, OAM believes that these risks are mitigated by the fact that accounts with the investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, OAM has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

Mr. Scherschmidt’s compensation consists of a base, an incentive-based fee and equity ownership in OAM. Most of the incentive reward is quantitatively defined in advance and is based on a combination of the Fund’s performance in relation to its benchmark (the MSCI World ex-U.S. Small Cap Growth Index) and the International Opportunities strategy’s revenues. To ensure long-term commitment, Mr. Scherschmidt benefits from equity ownership in OAM.

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As of December 31, 2016, the dollar value of equity securities in the Fund owned by Mr. Scherschmidt was: $100,001 – $500,000.

The investment adviser is obligated to pay the salaries and fees of any officers of the Trust as well as the Trustees of the Trust who are interested persons (as defined in the 1940 Act) of the Trust, who are employed full time by the investment adviser to perform services for the Fund under its Investment Advisory and Management Agreement.

As compensation for its investment advisory and management services, OAM receives from the Fund at the end of each month a fee at an annual rate of 1.00% of the average daily net assets of the Fund.

For the period ended December 31, 2016, the advisory and management fees incurred by the Fund were $5,505,371. Pursuant to an Expense Limitation Agreement, OAM reimbursed the Fund $418,089 for the year ended December 31, 2016.

OAM also provides the Fund with non-investment advisory, management and administrative services pursuant to an Investment Advisory and Management Agreement. OAM is responsible under such agreement for providing the Fund with those management and administrative services which are reasonably necessary for conducting the business affairs of the Fund. In addition, OAM provides the Fund with office space and basic facilities for management of the Fund’s affairs, and bookkeeping, accounting, record keeping and data processing facilities and services.

OAM is responsible for preparing and updating the Trust’s SEC registration statement and state filings, tax reports to shareholders and similar documents. OAM pays the compensation of all officers and personnel of the Trust for their services to the Trust as well as the Trustees of the Trust who are interested persons of the Trust. OAM also provides information and certain administrative services to shareholders of the Fund. These services include, among other things, transmitting redemption requests to the Trust’s Transfer Agent and transmitting the proceeds of redemption of shares of the Trust pursuant to a shareholder’s instructions when such redemption is effected through OAM; providing telephone and written communications with respect to its shareholders’ account inquiries; assisting its shareholders in altering privileges and ownership of their accounts; and serving as a source of information for its existing shareholders in answering questions concerning the Trust and their transactions with the Trust.

Pursuant to an Expense Limitation Agreement, OAM is obligated to reimburse the Fund for 100% of the amount by which the Fund’s ordinary operating expenses during any fiscal year, including the management and advisory fees, exceed 1.10% of the Fund’s average daily net assets.

Excluded from the calculation of ordinary operating expenses are expenses such as interest, taxes and brokerage commissions and extraordinary items such as litigation costs. Any such reimbursement is computed and accrued on a daily and settled on a monthly basis based upon the expenses and average net assets computed through the last business day of the month. As of the end of the Trust’s fiscal year, the aggregate amounts of reimbursement, if any, by OAM to the Fund in excess of the amount necessary to limit the operating expenses on an annual basis to said expense limitation shall be refunded to OAM. In no event will OAM be required to reimburse the Fund in an amount exceeding its management and investment advisory fees.

Payments to Third Parties

OAM or OSI, out of their own resources and without additional cost to the Fund or its shareholders, may provide cash payments to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents, or to intermediaries who otherwise sell shares of the Trust. These cash payments may be made to intermediaries for inclusion of the Fund on sales lists, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. OAM or OSI currently make payments from their own assets in connection with the servicing, sale, distribution and/or retention of Fund shares that generally range up to .15% of assets serviced.

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As of the date of this SAI, OAM and OSI anticipate that Charles Schwab & Co., Fidelity Investments Institutional Operations, Inc., Pershing, LLC, National Financial Services, LLC, US Bank NA and Wells Fargo Advisors, LLC will receive additional payments as described above. OAM or OSI may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

These payment arrangements, however, will not change the price that an investor pays for Trust shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Trust expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Trust shares and discuss this matter with your investment dealer/intermediary.

Although the Fund may use an intermediary that sells shares of the Trust to their customers to effect portfolio transactions for the Trust, OAM does not consider sales of Trust shares as a factor in the selection of broker-dealers to execute those transactions.

EXPENSES BORNE BY THE FUND

Other than those expenses payable by OAM and/or OSI, the Fund will pay all of its expenses, including the following:

(a) Federal, state and local or other governmental agency taxes or fees levied against the Trust.

(b) Costs, including the interest expense, of borrowing money.

(c) Brokerage fees and commissions and other transaction costs in connection with the purchase or sale of portfolio securities for the Fund.

(d) Fees and expenses of the Trustees other than those who are “interested persons” (as defined in the 1940 Act) of the Trust.

(e) Expenses incident to holding meetings of the Trust’s Shareholders, including proxy solicitations of the Trust or its Board of Trustees therefor, and meetings of the Board of Trustees and committees of the Board of Trustees.

(f) Fees and expenses in connection with legal services rendered to the Trust, the Board of Trustees of the Trust and duly appointed committees of the Board of Trustees of the Trust, including fees and expenses of special counsel to those Trustees who are not interested persons of the Trust, and litigation.

(g) Audit and accounting expenses of the independent auditors.

(h) Custodian and transfer and dividend paying agent fees and expenses and shareholder service expenses.

(i) Fees and expenses related to registering, qualifying and maintaining registration and qualification of the Trust and its Shares for distribution under federal, state and other laws.

(j) Fees and expenses incident to the preparation and filing of reports with regulatory agencies.

(k) Expenses of preparing, printing (including typesetting) and mailing prospectuses, shareholder reports, proxy materials and notices to shareholders of the Trust.

(l) Premiums for trustees’ and officers’ liability insurance and insurance carried by the Trust pursuant to the requirements of Section 17(g) of the 1940 Act, or otherwise required by law or deemed desirable by the Board of Trustees.

(m) Fees and expenses incurred in connection with any investment company organization or trade association of which the Trust may be a member.

(n) Expenses related to issuance or redemption of the Fund’s shares.

PORTFOLIO TRANSACTIONS

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by OAM. OAM is authorized to place orders for securities with various broker-dealers, including OSI, subject to the requirements of applicable laws and regulations. Orders for securities transactions are placed by OAM with

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a view to obtaining the best combination of price and execution available. In seeking to achieve the best combination of price and execution, OAM attempts to evaluate the overall quality and reliability of the broker-dealers and the services provided, including research services, general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. However, the responsibility of OAM to attempt to obtain the best combination of price and execution does not obligate it to solicit a competitive bid for each transaction. Furthermore, under the Investment Advisory and Management Agreement, OAM is not obligated to seek the lowest available cost to the Fund, so long as it determines in good faith that the broker-dealer’s commission, spread or discount is reasonable in relation to the value of the execution and research services provided by such a broker-dealer to the Fund, or OAM when viewed in terms of that particular transaction or its overall responsibilities with respect to all of its clients, including the Fund, as to which it offers advice or exercises investment discretion.

OAM, with the prior consent of the Trust’s Trustees, may place orders with affiliated persons of OAM, OSI or the Trust subject to (i) the provisions of Sections 10(f) and 17(e)(2) of the 1940 Act and Rules 10f-3 and 17e-1 thereunder, Rule 206(3)-2 under the Investment Advisers Act of 1940, Section 11(a) of the Securities Exchange Act of 1934 and Rule 11a2-2(T)(a)(2) thereunder and any other applicable laws or regulations, and (ii) procedures properly adopted by the Trust with respect thereto. The Trust has been advised by OAM that it may place orders for securities with OSI, but only when it believes that the combination of price and execution are comparable to that of other broker-dealers. OAM, with the prior consent of the Trust’s Trustees, may engage in agency cross transactions subject to (i) the provisions of Section 17(a) of the 1940 Act and Rule 17a-7 thereunder and other applicable laws or regulations, (ii) the provisions of Section 206 of the Investment Advisers Act of 1940 and Rule 206(3)-2 thereunder, and (iii) procedures properly adopted by the Trust with respect thereto. OAM has agreed to furnish certain information quarterly to the Trust’s Trustees to enable them to evaluate the quality of execution and cost of all orders executed by OSI.

A greater discount, spread or commission may be paid to non-affiliated broker-dealers that provide research services, which research may be used by OAM in managing assets of its clients, including the Fund. Research services may include data or recommendations concerning particular securities as well as a wide variety of information concerning companies, industries, investment strategy and general economic, financial and political analysis and forecasting. In some instances, OAM may receive research, statistical and/or pricing services it might otherwise have had to perform itself. However, OAM cannot readily determine the extent to which net prices or commission rates charged by most broker-dealers reflect the value of its research, statistical and/or pricing services. As OAM is the principal source of information and advice to the Trust and is responsible for managing the investment and reinvestment of the Fund’s assets and determining the securities to be purchased and sold, it is believed by the Trust’s management to be in the interests of the Trust for OAM in fulfilling its responsibilities to the Trust, to be authorized to receive and evaluate the research and information provided by other securities brokers or dealers, and to compensate such brokers or dealers for their research and information services. Any such information received may be utilized by OAM for the benefit of its other accounts as well, in the same manner that the Trust might also benefit from information obtained by OAM in performing services for its other accounts. Although it is believed that research services received directly or indirectly benefit all of OAM’s accounts, the degree of benefit varies by account and is not directly related to the commissions or other remuneration paid by such account.

Some brokers and dealers used by OAM provide research and other services described above. For the year ended December 31, 2016, the Fund paid $824,721 in total brokerage commissions on securities transactions in the amount of $607,456,519 to broker-dealers primarily on the basis of research and other services provided to the Fund.

Transactions of the Fund in the over-the-counter market and the third market may be executed for the Fund by OSI as agent with primary market makers acting as principal, except where OAM believes that better prices or execution may be obtained otherwise. Transactions with primary market makers reflect the spread between the bid and the ask prices. Occasionally, the Fund may make purchases of underwritten issues at prices which include underwriting discount fees.

For the year ended December 31, 2016, the total brokerage commissions paid by the Fund was $2,454,276, none of which was to OSI. The total amount of securities transactions on which the Fund paid

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brokerage commissions during such period was $1,577,110,970. The total amount of principal transactions of the Fund for the period ended December 31, 2016 for which no commission was incurred was $1,014,718,417.

For the year ended December 31, 2015, the total brokerage commissions paid by the Fund was $1,861,669, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $1,109,223,497. The total amount of principal transactions of the Fund for the period ended December 31, 2015 for which no commission was incurred was $497,520,827.

For the period ended December 31, 2014, the total brokerage commissions paid by the Fund was $769,408, none of which was to OSI. The total amount of securities transactions on which the Fund paid brokerage commissions during such period was $448,451,152. The total amount of principal transactions of the Fund for the period ended December 31, 2014 for which no commission was incurred was $239,253,000.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Except as provided below, neither the Trust nor OAM shall provide portfolio holding information to any other persons until such information has been disclosed in the publicly available filings with the SEC that are required to include the information, which are generally filed with the SEC approximately 60 days after the end of each calendar quarter.

Quarterly shareholder letters are posted to The Oberweis Funds’ Web site following each March and September quarter-end (within seven business days after the end of the quarter) that include, among other things, OAM’s/Portfolio Manager’s market commentary, performance information regarding the Fund, and information regarding the Fund’s ownership of certain individual securities (such as the Fund’s top five or top ten holdings).

In addition, the Portfolio Manager and other senior officers or spokespersons of the Trust or OAM may from time to time disclose to or discuss with public media through interviews with reporters (of the press, television or radio), through other appearances on television or radio (such as CNBC, Bloomberg) or through written articles (in Forbes or other print media) items such as (a) the Fund’s ownership of certain individual holding(s); (b) views on matters affecting the price or business of specific Fund holding(s); (c) reasons for buying and selling specific portfolio holding(s); (d) reasons for believing certain holdings are good long term investments for the Fund, (e) favorite stocks, (f) future plans for structuring the Fund, and/or (g) other items of a similar nature. The securities subject to such statements may or may not have been previously disclosed.

Further, material non-public holdings information may be provided as part of the normal business and investment activities of the Fund to parties who need access to such information in the performance of their contractual duties and responsibilities including: auditors; the custodian; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Trust or the non-interested trustees; other third party service providers (such as financial printers, proxy voting services and pricing services); regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

Any other disclosure of portfolio holdings would require the approval of the Trust’s Chief Compliance Officer before dissemination. Such approval would be based on a good faith determination that the Trust has a legitimate business purpose to provide the information and the disclosure is in the Trust’s best interests.

The Trust, OAM or their affiliates will not enter into any arrangements with third parties from which it would derive any monetary benefit for the disclosure of material non-public holdings information. If, in the future, the Trust, OAM or their affiliates desire to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Fund’s SAI.

The Trust’s Chief Compliance Officer will periodically report to the Board of Trustees of the Trust on the effectiveness of the Trust’s Policies and Procedures regarding the disclosure of the Fund’s holdings.

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CODE OF ETHICS

The Trust, OAM and OSI have adopted a joint Code of Ethics. Access Persons (as defined in the Code) are permitted to make personal securities transactions, subject to requirements and restrictions set forth in such Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Trust. The Code of Ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PROXY VOTING

The Board of Trustees has delegated the authority for voting proxies relating to the Fund’s portfolio securities to OAM, who has agreed to vote such proxies according to OAM’s Proxy Voting Policies and Procedures. OAM’s Proxy Voting Policies and Procedures set forth the general principles used to determine how OAM votes proxies on securities in client accounts for which OAM has proxy voting authority, including the Trust. OAM’s general policy is to vote proxies in the best interests of clients. The principles which guide the voting policy of OAM are maximizing the value of client assets and promoting the rights of clients and beneficial owners of the companies in whose shares they invest. OAM’s investment strategies are predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because OAM generally makes investments in companies in which OAM has confidence in management, proxies generally are voted in favor of management’s recommendation. OAM may vote a proxy in a manner contrary to management’s recommendation if in the judgment of OAM, the proposal would not enhance shareholder values.

OAM has retained ISS Governance Services (“ISS”), a proxy voting and consulting firm, to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle various administrative functions associated with the voting of client proxies. While ISS makes the proxy voting recommendations, OAM retains the ultimate authority on how to vote.

OAM’s Proxy Voting Policies and Procedures describe how OAM addresses conflicts of interest between OAM and its clients, including Fund shareholders, with respect to proxy voting decisions. If OAM determines that, through reasonable inquiry or otherwise, an issue raises a potential material conflict of interest, OAM will follow the recommendations of ISS except as follows. If OAM and/or the Proxy Committee believes that it would be in the interest of OAM’s clients to vote a proxy other than according to the recommendation of ISS, the Proxy Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; and (3) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration.

Information regarding how the Fund voted proxies related to portfolio securities for the 12-month period ended June 30 will be available without charge, upon request by calling 1-800-323-6166 and on the SEC’s website at http://www.sec.gov.

SHAREHOLDER SERVICES

The Fund’s Prospectus under the heading Shareholder Information/How to Purchase Shares, How to Redeem Shares and Shareholder Services describes information in addition to that set forth below. When a shareholder makes an initial investment in the Fund, a shareholder account is opened in accordance with the Trust’s Account Application instructions. After each transaction for the account of a shareholder, confirmation of all deposits, purchases, reinvestments, redemptions, withdrawal payments, and other transactions in the shareholder’s account will be forwarded to the shareholder.

The Fund will not issue certificates for its shares; the investor will be the record owner of all shares in his/her account with full shareholder rights. Certain of the functions performed by the Trust in connection with the operation of the accounts described above have been delegated by the Trust to its Transfer Agent.

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In addition to the purchase and redemption services described above, the Trust offers its shareholders the special services described in the Fund’s Prospectus. Applications and information about any shareholder services may be obtained from OAM.

DETERMINATION OF NET ASSET VALUE

See the Fund’s Prospectus under the heading Shareholder Information/How to Purchase Shares and Pricing of Fund Shares, for descriptions of certain details concerning the determination of Net Asset Value (“NAV”). The NAV of the shares of the Fund is computed once daily, as of the later of the close of regular trading on the New York Stock Exchange (“NYSE”) or the Chicago Board Options Exchange (“CBOE”), on each day the NYSE is open for trading. All securities in the Fund other than options are priced as of the close of regular trading on the NYSE. The options in the Fund are priced as of the close of trading on the CBOE. The NAV per share is computed by dividing the value of the Fund’s securities plus all other assets minus all liabilities by the total number of Fund shares outstanding. In valuing the Fund’s securities, each listed and unlisted security, other than options, for which last sale information is regularly reported is valued at the last reported sale price prior to the close of the NYSE. If there has been no sale on such day, the last reported bid price is used. Short options are valued at the last reported highest bid price on any option exchange and long options are valued at the last reported offer price on any option exchange as of the close of trading on the CBOE. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the highest bid price as of the close of the NYSE determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair values as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The Fund may use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event that has occurred between the close of the exchange or market on which the security is principally traded and the close of the NYSE. The Fund’s valuation policies set forth certain triggers which instruct when to use the valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Fund’s valuation policies and under the supervision of the Board of Trustees. In such a case, the Fund’s value for a security is likely to be different from the last quoted price. In all cases, the value of fair valued securities may be different from the last reported sale price (or the last reported bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

PURCHASE OF SHARES

See the Fund’s Prospectus under the heading Shareholder Information/How to Purchase Shares for detailed information concerning the purchase of shares of the Fund. Shares of the Fund are sold at the NAV per share next determined after the purchase order is received in proper form by UMB Fund Services, Inc., the Trust’s Transfer Agent.

REDEMPTION OF SHARES

See the Fund’s Prospectus under the heading Shareholder Information/How to Redeem Shares for detailed information concerning redemption of the shares of the Fund. The Trust may suspend the right to redeem shares or postpone the date of payment for more than seven (7) days for any period during which: (a) the NYSE is closed, other than weekend and holiday closings, or the SEC determines that trading on the NYSE is restricted; (b) the SEC determines there is an emergency as a result of which it is not reasonably practical for the Fund to sell the investment securities or to calculate its NAV; or (c) the SEC permits such suspension for the protection of the Fund’s shareholders. In the case of a suspension of the right of redemption, a shareholder may either withdraw his request for redemption or receive payment at the NAV of his shares existing after termination of the suspension.

Although it is the Trust’s present policy to make payment of redemption proceeds in cash, if the Trust’s Trustees determine it to be appropriate, redemption proceeds may be paid in whole or in part by a distribution

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in kind of securities held by the Fund, subject to the limitation that, pursuant to an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account. The value of such securities shall be determined as of the close of trading of the NYSE on the business day on which the redemption is effective. In such circumstances, a shareholder might be required to bear transaction costs to dispose of such securities. A redemption in kind is a taxable transaction for federal income tax purposes.

FEDERAL INCOME TAX MATTERS

The following is a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences nor does it deal with all categories of investors. This discussion reflects applicable federal income tax laws of the United States as of the date of the Fund’s Prospectus and this SAI, which provisions are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Shareholders are advised to consult their own tax advisers before making an investment in the Fund.

The Fund has elected to be treated and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that the Fund will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are currently distributed to its shareholders. The Fund will qualify for this status as long as it: (a) derives at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gain from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships; (b) invests in securities that satisfy certain diversification requirements; and (c) distributes to its shareholders each year at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt interest income, if any.

If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code. Furthermore, in such event, individual and other noncorporate shareholders of the Fund would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation, provided certain holding period and other requirements are satisfied.

Except for those shareholders exempt from federal income taxation or investing through a tax-advantaged account, dividends and capital gains distributions are taxable to shareholders whether paid in cash or reinvested in additional shares of the Fund. Except as provided below, dividends from net investment income are generally taxable to shareholders as ordinary income for federal income tax purposes. For corporate shareholders, such income dividends from domestic corporations may be eligible for the deduction for dividends received. For individual and other noncorporate shareholders, a portion of such dividends may qualify to be treated as “qualified dividend income” subject to reduced rates of federal income taxation. Dividends from foreign corporations are not treated as “qualified dividend income” if the foreign corporation is not incorporated in a possession of the United States or is not eligible for the benefits of a comprehensive income tax treaty with the United States (unless the foreign corporation stock is readily tradable on an established securities market in the United States) or if the foreign corporation is a passive foreign investment company. Distributions of long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time that such shareholders have owned shares in the Fund. Short-term capital gain distributions are taxable to shareholders as ordinary income. Shareholders will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and other taxes.

Income dividends taxed as ordinary income are subject to federal income tax at rates up to 39.6% for individuals. “Qualified dividend income” is currently taxed at rates up to 20% for individual and other noncorporate shareholders. Long-term capital gain distributions (relating to assets held by the Fund for more

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than 12 months) made to individual and other noncorporate shareholders are currently taxable at a maximum rate of 20%. For corporate shareholders, long-term capital gain distributions are taxed at the same rate as ordinary income.

In order to avoid a 4% federal excise tax on undistributed amounts, the Fund must declare, by the end of the calendar year, a dividend to shareholders of record that represents 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the period from November 1 of the previous year through October 31 of the current year plus any undistributed ordinary income from the prior calendar year, plus any undistributed capital gain net income for the one-year period ended October 31 of the prior calendar year, less any overdistribution in the prior calendar year. The Fund intends to declare or distribute dividends during the appropriate periods in an amount sufficient to avoid this 4% excise tax.

Any gain resulting from the sale or exchange of the Fund’s shares generally will be taxable as capital gains. If a shareholder held such shares for more than one year, the gain will be a long-term capital gain. Long-term capital gain is currently taxable to individuals at a maximum federal income tax rate of 20%. Any loss realized on a sale or exchange will be disallowed to the extent that substantially identical shares are reacquired (including through dividend reinvestment) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss incurred by shareholders on the redemption of shares of the Fund held six months or less will be treated as long-term capital losses to the extent of any capital gains distributions made by the Fund with respect to such shares. The ability to deduct capital losses may also be limited by other provisions of the Code.

An additional 3.8% Medicare tax is imposed on certain net investment income (including income dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Options, short sales, financial futures contracts and foreign currency transactions entered into by the Fund are subject to special tax rules that may accelerate income, defer losses, cause adjustments to the holding period of securities, convert capital gain into ordinary income, and convert short-term capital loss into long-term capital loss. As a result, these rules could affect the amount, timing, and character of Fund distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to deduct such foreign taxes or use such taxes as a foreign tax credit against his or her U.S. federal income tax liability, subject in each case to certain limitations contained in the Code. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

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If the Fund receives a so-called “excess distribution” with respect to stock in a passive foreign investment company (“PFIC”), the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. A foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets produces passive income or is held for the production of passive income or 75% or more of its gross income for the taxable year is passive income. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock may be treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. In some circumstances, the Fund may not be able to make available elections.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

For any of its fiscal years, the Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of the Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Fund, reducing the amount of the distribution to be made to remaining shareholders of the Fund.

Federal law requires the Fund to withhold 28% from dividends, distributions and/or redemption proceeds (including from exchanges) that occur in certain shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number (in the case of individuals, a social security number) or has not certified that withholding does not apply or if the Internal Revenue Service notifies the Trust that the shareholder is subject to backup withholding. Amounts withheld may be applied to the shareholder’s federal income tax liability and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes for such year.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

Sections 1471 - 1474 of the Code and the U.S. Treasury and Internal Revenue Service guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that

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shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state, local, foreign and other taxes that may be applicable to owning, holding and/or disposing of Fund shares.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

As a general rule, the Trust is not required to and will not hold annual or other meetings of the shareholders. Special meetings of shareholders for actions requiring a shareholder vote may be requested in writing by holders of at least twenty-five percent (25%) (or ten percent (10%) if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the outstanding shares of the Trust or as may be required by applicable law. Under the Trust’s Agreement and Declaration of Trust, as amended (“Declaration of Trust”), shareholders are entitled to vote in connection with the following matters: (1) for the election or removal of Trustees if a meeting is called for such purpose; (2) with respect to the adoption of any contract for which approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Fund to the extent and as provided in the Declaration of the Trust; (4) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision which is defective or inconsistent with the 1940 Act or the requirements of the Code and regulations thereunder for the Trust’s obtaining the most favorable treatment thereunder available to regulated investment companies); (5) as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, the By-Laws of the Trust, or any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. Shareholders will vote in the aggregate, except when voting by individual Fund is required under the 1940 Act or when the Board of Trustees determines that voting by Fund is appropriate. The Declaration of Trust specifically authorizes the “ Board of Trustees to terminate the Trust (or the Fund) without shareholder approval by notice to the shareholders. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns, retires or is removed by the majority vote of the shareholders or by the Trustees.

ADDITIONAL INFORMATION

Trust History

The Trust is a diversified, open-end management investment company, organized as a business trust under the laws of Massachusetts on July 7, 1986. This SAI relates to the Fund. The Trust currently offers six series, five of which are described in a separate statement of additional information. The Board of Trustees may classify and reclasify the shares of the Fund or any other series into additional classes of shares at a future date.

The Trust’s Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in many respects to a corporation. However, under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust, which is not the case in a corporation. The Declaration of Trust provides that shareholders shall not be subject to any personal liability to any person extending credit to, contracting with or having any claims against the Trust and that every written agreement, obligation, instrument or undertaking made by the Trust shall contain a provision that the same is not binding upon the shareholders personally. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust, and the Trust will be covered by insurance which the Trustees believe to be adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote.

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Shares of the Fund

Pursuant to the Trust’s Declaration of Trust, the Trust may issue an unlimited number of shares of beneficial interest in one or more series of “Funds,” which may be further classified into “Classes,” all having no par value. Shares of the Fund have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation of the Fund. Shares are fully paid and non-assessable by the Trust when issued, are transferable without restriction and have no preemptive or conversion rights.

Custodian and Transfer Agent

The Custodian for the Trust is UMB Bank, N.A., 928 Grand Blvd. 5th Floor, Kansas City, Missouri 64106, a national banking association. The Trust has authorized the Custodian to deposit certain securities of the Fund in central depository systems as permitted by federal law. The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian. UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, a Wisconsin corporation, is the Trust’s Transfer Agent and acts as a dividend disbursing and redemption agent for the Trust. UMB Bank, N.A. and UMB Fund Services, Inc. are both wholly owned subsidiaries of UMB Financial Corp., a Missouri corporation.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and prepares the Fund’s income tax returns, and performs other professional accounting, auditing and advisory services, when engaged to do so by the Trust.

Financial Statements

The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report of the Fund for the fiscal period ended December 31, 2016 were filed with the Securities and Exchange Commission on March 10, 2017 and are incorporated herein by reference.

Shareholders will receive the Fund’s annual report and the unaudited semiannual report.

Counsel

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is legal counsel to the Trust.

Other Information

The Fund’s Prospectus and this SAI omit certain information contained in the Registration Statement, which the Trust has filed with the SEC under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

26

THE OBERWEIS FUNDS

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	*	(1)	Amended and Restated Agreement and Declaration of Trust.
	*	(2)	Written Instrument Establishing and Designating Classes of Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund and Oberweis China Opportunities Fund.
(b)		(1)	By-Laws.[11]
		(2)	Amendment to By-Laws.[16]
(c)			Not applicable.
(d)		(1)	Management Agreement.[5]
		(2)	Amendment to Management Agreement as of February 16, 1994.[9]
		(3)	Management Agreement dated October 1, 1994.[11]
		(4)	Investment Advisory Agreement.[5]
		(5)	Investment Advisory Agreement dated October 1, 1994.[11]
		(6)	Transfer and Guaranty Agreement.[7]
		(7)	Written Notification required under Investment Advisory Agreement dated October 1, 1994 regarding the rendering of advisory services to the Micro-Cap Fund.[12]
		(8)	Written Notification required under Investment Advisory Agreement dated October 1, 1994 regarding the rendering of advisory services to the Mid-Cap Fund (now known as Oberweis Small-Cap Opportunities Fund).[13]
		(9)	Investment Advisory and Management Agreement dated October 1, 2005 regarding the China Opportunities Fund.[17]
		(10)	Investment Advisory and Management Agreement dated February 1, 2007 regarding the International Opportunities Fund.[18]
		(11)	Investment Advisory and Management Agreement dated February 1, 2008 regarding the Asia Opportunities Fund.[19]
		(12)	Investment Advisory and Management Agreement regarding the International Opportunities Institutional Fund.[20]
(e)			Distribution and Shareholder Service Agreement (International Opportunities Institutional Fund).[20]
(f)			Not applicable.
(g)		(1)	Custodian Agreement.[1]
		(2)	Letter Agreements renewing Custodian Agreement dated February 24,1988,[3] February 21, 1989,[4] February 7, 1990,[5] February 15, 1991,[6] and February 13, 1992,[7] respectively.
		(3)	Letter Agreement dated January 27, 1993, renewing Custodian Agreement.[8]
		(4)	Custodian Agreement dated August 3, 1993.[11]
		(5)	Custody Agreement dated January 17, 2001.[14]

	(6)	Custody, Recordkeeping and Administrative Services Agreement dated March 9, 2001.[14]
	(7)	Amendment to Custody Agreement dated October 1, 2005.[17]
	(8)	Rule 17F-5 Delegation Agreement dated October 1, 2005.[17]
(h)	(1)	Transfer Agency Agreement.[1]
	(2)	Letter Agreements renewing Transfer Agency Agreement dated February 24, 1988,[3] February 21, 1989,[4] February 7, 1990,[5] February 15, 1991,[6] and February 13, 1992,[7] respectively.
	(3)	Letter Agreement dated January 27, 1993, renewing Transfer Agency Agreement.[8] C-1 TABLE OF CONTENTS
	(4)	Transfer Agent Agreement dated August 3, 1993.[11]
	(5)	Transfer Agency Agreement, Fund Accounting Agreement and Blue Sky Filing Services Agreement dated March 9, 2001.[14]

		(6)	Addendum to Transfer Agency Agreement effective November 1, 2006.[17]
	*	(7)	Amended and Restated Expense Limitation Agreement (Micro-Cap Fund, Emerging Growth Fund and Small-Cap Opportunities Fund).
	*	(8)	Amended and Restated Expense Limitation Agreement (China Opportunities Fund).
	*	(9)	Amended and Restated Expense Limitation Agreement (International Opportunities Fund).
	*	(10)	Amended and Restated Expense Limitation Agreement (International Opportunities Institutional Fund).
(i)	*		Consent and Opinion of Vedder Price P.C.
(j)	*		Consent of Auditor.
(k)			Not applicable.
(l)		(1)	Form of Contribution Agreement with Initial Shareholders.[1]
		(2)	Contribution Agreement dated December 8, 1986, from James D. Oberweis with respect to the purchase of an aggregate of 5,500 shares as custodian for two minor children for $10.00 each (a total of $55,000).[2]
		(3)	Contribution Agreement dated December 8, 1986, from Lora J. Oberweis with respect to the purchase of 2,000 shares for $10.00 each (a total of $20,000).[2]
		(4)	Contribution Agreement dated December 8, 1986, from Helen Cisek with respect to the purchase of 1,500 shares for $10.00 each (a total of $15,000).[2]
		(5)	Contribution Agreement dated December 8, 1986, from Tedd Determan with respect to the purchase of an aggregate of 1,000 shares for $10.00 each (a total of $10,000).[2]
(m)		(1)	Rule 12b-1 Plan as amended and restated October 22, 2011.[21]
		(2)	Distribution and Shareholder Service Agreement as amended and restated October 22, 2011.[21]
(n)	*		Rule 18f-3 Plan.
(o)			Reserved.
(p)			Amended Code of Ethics.[27]

*	Filed herein.
[1]	Previously filed with the Registration Statement and incorporated herein by reference.
1A	Previously filed with the Registration Statement.
[2]	Previously filed with Pre-Effective Amendment No. 2 (Amendment No. 2) dated January 14, 1987 and incorporated herein by reference.
2A	Previously filed with Pre-Effective Amendment No. 2.
[3]	Previously filed with Post-Effective Amendment No. 2 (Amendment No. 4) dated February 28, 1988.
[4]	Previously filed with Post-Effective Amendment No. 3 (Amendment No. 5) dated March 2, 1989 and incorporated herein by reference.
[5]	Previously filed with Post-Effective Amendment No. 4 (Amendment No. 6) dated February 28, 1990 and incorporated herein by reference.
[6]	Previously filed with Post-Effective Amendment No. 5 (Amendment No. 7) dated March 1, 1991 and incorporated herein by reference.
[7]	Previously filed with Post-Effective Amendment No. 6 (Amendment No. 8) dated March 2, 1992 and incorporated herein by reference.
[8]	Previously filed with Post-Effective Amendment No. 7 (Amendment No. 9) dated March 1, 1993 and incorporated herein by reference.

[9]	Previously filed with Post-Effective Amendment No. 8 amendment No. 10) dated April 29, 1994 and incorporated herein by reference.
[10]	Previously filed with Post-Effective Amendment No. 9 amendment No. 11) dated February 28, 1995 and incorporated herein by reference.
[11]	Previously filed via EDGAR with Post-Effective Amendment No. 10 (Amendment No. 12) dated October 18, 1995 and incorporated herein by reference.
[12]	Previously filed with Post-Effective Amendment No. 11 (Amendment No. 13) dated December 21, 1995 and incorporated herein by reference.
[13]	Previously filed with Post-Effective Amendment No. 14 (Amendment No. 16) dated September 12, 1996 and incorporated herein by reference.
[14]	Previously filed with Post-Effective Amendment No. 19 (Amendment No. 21) dated April 27, 2001 and incorporated herein by reference.
[15]	Previously filed with Post-Effective Amendment No. 21 (Amendment No. 23) dated April 28, 2003 and incorporated herein by reference.
[16]	Previously filed with Post-Effective Amendment No. 23 (Amendment No. 25) dated February 25, 2005 and incorporated herein by reference.
[17]	Previously filed with Post-Effective Amendment No. 27 (Amendment No. 29) dated November 15, 2006 and incorporated herein by reference.
[18]	Previously filed with Post-Effective Amendment No. 29 (Amendment No. 31) dated April 27, 2007 and incorporated herein by reference.
[19]	Previously filed with Post-Effective Amendment No. 32 (Amendment No. 34) dated April 30, 2008 and incorporated herein by reference.
[20]	Previously filed with Post-Effective Amendment No. 44 (Amendment No. 46) dated March 6, 2014 and incorporated herein by reference.
[21]	Previously filed with Post-Effective Amendment No. 48 (Amendment No. 50) dated April 30, 2015 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Inapplicable.

ITEM 30. INDEMNIFICATION

A response has been previously filed with Pre-Effective Amendment No. 2 (Amendment No. 2) dated January 14, 1987 and is incorporated herein by reference. The Fund has also purchased a liability policy which indemnifies the Fund’s officers and trustees against loss arising from claims by reason of their legal liability for acts as officers and trustees, subject to limitations and conditions as set forth in such policy.

ITEM 31. BUSINESS AND OTHER CONNECTION OF INVESTMENT ADVISER.

Oberweis Asset Management, Inc.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment
James W. Oberweis	President, Chairman of the Board, Director and Portfolio Manager	President and Director — Oberweis Securities, Inc.; Managing Member — Oberweis Publishing Co. LLC; Chairman — Oberweis Asset Management (Asia) Limited; Chairman — Oberweis Asset Management UK Limited
Patrick B. Joyce	Executive Vice President, CFO, Chief Compliance Officer, Secretary and Director	Executive Vice President, CFO and Director — Oberweis Securities, Inc.; Managing Member — Oberweis Publishing Co. LLC; Director — Oberweis Asset Management (Asia) Limited; Director — Oberweis Asset Management UK Limited
David I. Covas	Vice President	Vice President and Registered Representative — Oberweis Securities, Inc.
Eric V. Hannemann	Vice President of Accounting	Vice President of Accounting — Oberweis Securities, Inc.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	None.
(b)	Set forth below are the names of the directors and officers of Oberweis Securities, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
James W. Oberweis	Director and President	President
Patrick B. Joyce	Director, Executive Vice President, Treasurer, Chief Compliance Officer, Secretary and Chief Financial Officer	Executive Vice President, Chief Compliance Officer and Treasurer
David I. Covas	Vice President	Vice President
Eric V. Hannemann	Vice President of Accounting	Secretary

The principal business address of all such persons is 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532.

(c)	None.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oberweis Asset Management, Inc. at its offices at 3333 Warrenville Road, Suite 500, Lisle, Illinois 60532, except those books, records and other documents maintained by the custodian, UMB Bank, N.A., 928 Grand Blvd., Kansas City, Missouri 64106, and the transfer agent and registrar, UMB Fund Services, Inc., 803 West Michigan Street, Milwaukee, Wisconsin 53233.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

(a)	Not applicable.
(b)	Not applicable.
(c)	The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle, and State of Illinois, on the 28th day of April, 2017.

THE OBERWEIS FUNDS

By:	/s/ James W. Oberweis James W. Oberweis, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
/s/ James D. Oberweis James D. Oberweis	Trustee	April 28, 2017
/s/ Katherine Smith Dedrick Katherine Smith Dedrick	Trustee	April 28, 2017
/s/ Gary D. McDaniel Gary D. McDaniel	Trustee	April 28, 2017
/s/ James G. Schmidt James G. Schmidt	Trustee	April 28, 2017
/s/ James W. Oberweis James W. Oberweis	President (Principal Executive Officer)	April 28, 2017
/s/ Patrick B. Joyce Patrick B. Joyce	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	April 28, 2017